SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Post-Effective Amendment No. 10

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 45

American National Variable Annuity Separate Account
(Exact Name of Registrant)

American National Insurance Company
(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550
(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661
(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Senior Vice President	Jerry L. Adams
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b) of Rule 485.

On April 30, 2008 pursuant to paragraph (b) of Rule 485.

60 days after filing pursuant to paragraph (a)(1) of Rule 485.

On April 29, 2008 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT

Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999

Prospectus May 1, 2008 1-800-306-2959

This Prospectus describes a Group Unallocated Variable Annuity Contract being offered to corporate and non-corporate pension plans. You can allocate contract value to American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.
American National Money Market Portfolio
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio

Fidelity Variable Insurance Products – Service Class 2
VIP Contrafund® Portfolio
VIP Aggressive Growth Portfolio
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio
VIP Growth and Income Portfolio
VIP Value Portfolio
VIP Value Leaders Portfolio
VIP Value Strategies Portfolio
VIP Growth Opportunities Portfolio
VIP Asset Manager sm Portfolio+
VIP Asset Manager Growth sm Portfolio+

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio

MFS® Variable Insurance Trust –Initial Class Shares
MFS Core Equity Series
MFS Growth Series†
MFS Research Series
MFS Investors Trust Series

Federated Insurance Series
Capital Income Fund II Portfolio
MidCap Growth Strategies Fund II Portfolio
High Income Bond Fund II Portfolio Primary Shares
Federated Fund for U.S. Government Securities II
Federated Kaufmann Fund II
Primary Shares Federated Quality Bond Fund II–Primary Shares
Equity Income Fund II Portfolio

The Alger American Fund–Class O Shares
Alger American SmallCap Growth Portfolio•
Alger American Growth Portfolio§
Alger American MidCap Growth Portfolio
Alger American Capital Appreciation Portfolio‡
Alger American Balanced Portfolio
Alger American Income & Growth Portfolio

AIM Variable Insurance Funds– Series I Shares
AIM V.I. Dynamics Fund
AIM V.I. Small Cap Equity Fund
AIM V.I.Global Health Care Fund
AIM V.I. Utilities Fund
AIM V.I. Financial Services Fund
AIM V.I.Global Real Estate Fund
AIM V.I. Technology Fund

+This Subaccount is closed to new investments.

*Not available for investment in Contracts issued on or after May 1, 2004 ?

†Formerly MFS Emerging Growth Series

•Formerly Alger American Small Capitalization Portfolio. Not available for investment for Contracts issued on or after July 1, 2007.

§Effective July 1, 2008 the name will change to Alger American LargeCap Growth Portfolio.

‡Formerly Alger American Leveraged AllCap Portfolio.

This Prospectus contains information that you should know before purchasing a Contract and should be kept for future reference. Additional information about the Contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this Prospectus, by writing or calling us at our home office. The Table of Contents of the SAI is on the last page of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this Prospectus, SAI, and other information regarding companies that file electronically with the SEC. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

        Please read this Prospectus carefully and keep it for future reference.

Form 4872 Rev 4-08

GLOSSARY

This Glossary contains definitions of terms used in this Prospectus.

Accumulation Period. The time between the date Accumulation Units are first purchased by you and the date the Contract is terminated.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of the value of your Accumulation Units.

Company (“American National,” “we,” “our” or “us”).  American National Insurance Company.

Contract. The contract described in this Prospectus.

Contract Owner (“you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application and may be the trustee of a Plan.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Fund.     A registered, open-end management investment company, or “mutual fund” in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Plan. A document or agreement defining retirement or other benefits under section 401(a) or 457 of the Internal Revenue Code and those eligible to receive such benefits. A Plan is not a part of a Contract and we are not a party to a Plan.

Plan Participant. An individual participating in a Plan.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period.

Qualified Plan. A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

Subaccount.     A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Valuation Date. Each day the New York Stock Exchange (“NYSE”) is open for regular trading. Accumulation Values are calculated on Valuation Dates.

Valuation Period. From the close of business on one Valuation Date to the close of business on the next.

Variable Annuity. An annuity with value that varies in dollar amount based on performance of the investments you choose.

SYNOPSIS

What is the purpose of the Contract?

The Contract allows the accumulation of monetary value, that will increase or decline based on the performance of investments you choose. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a Qualified Plan, since the Plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What is a Group Unallocated Contract?

Group Unallocated Contracts are typically sold to Plan administrators or trustees who in turn make omnibus Purchase Payments, transfers and redemptions on behalf of Plan Participants. In other words, we are generally unaware of individual Plan Participant’s transactions. We do not keep records for individual Participants in a Plan. We may, however, enter into separate agreements with administrators or trustees to keep records of such individual Plan Participant transactions. (See the “Contract” section of this Prospectus.) Any record keeping services provided are separate and distinct from the Contract. We rely on information and/or instructions provided by the Plan administrator or trustee in order to service the contract.

What are the investment options?

You can invest Purchase Payments in one or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective (See “the Funds” provision in the “The Company, Separate Account and Funds” section of this Prospectus). There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Accumulation Value.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and a Purchase Payment to our home office. (See the “Contract Application and Purchase Payments” provision in the “Contract” section of this Prospectus.) Purchase Payments must be for the purpose of providing for Plan benefits.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

The Contract may not be available in some states. You should rely only on the information contained or incorporated by reference in this Prospectus. We have not authorized anyone to provide you with information that is different.

How do I allocate Purchase Payments?

You can allocate Purchase Payments among the available Subaccounts. You cannot allocate less than one percent (1%) of a Purchase Payment to any one Subaccount.

Can I transfer amounts among the investment alternatives?

You can make transfers among Subaccounts. All transfers among the Subaccounts are free. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgement, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios, other Contract Owners, or any Plan Participants. (See the “Transfers” provision in the “Contract” section of this Prospectus.)

You should periodically review allocations among the Subaccounts to make sure they fit your current situation and financial goals.

Can I make withdrawals

By written request to us, you can withdraw all or part of the Accumulation Value at any time. (See the “Withdrawals” provision in the “Distributions Under the Contact” section of this Prospectus.) A withdrawal may be subject to a Surrender Charge. A withdrawal may also be subject to Plan restrictions. Surrender Charges are waived for any withdrawal to fund a distribution under a Plan. Proof of such Plan benefit must be provided. Distributions to Plan Participants may be subject to income tax and penalty tax.

Is an annuity available?

In order to fund Plan distributions, you can select from a number of fixed annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments:

a)     for the life of a Plan Participant;

b)     for the life of a Plan Participant, with a guarantee that such payments will continue for at least ten (10) or twenty (20) years;

c)     made jointly to a Plan Participant and spouse, with a right of survivorship.

(See the “Annuity Options” provision in the “Annuity Payments” section of this Prospectus.)

What are the charges and deductions under the Contract?

Please see the Fee Tables that immediately follow the “Synopsis” section. Additional information is also in the “Charges and Deduction” section of the Prospectus.

What are the tax consequences associated with the Contract?

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

If I have questions, where can I go?

If you or the Plan administrator have any questions about the Contract, you or the Plan administrator can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893. If mail is addressed differently, there may be delays in the processing of requested transactions. You can also call us at 1-800-306-2959.

FEE TABLES

Contract Owner Transaction Expenses

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer Accumulation Value between Subaccounts. State premium taxes may also be deducted.

       Sales Load as a Percentage of Purchase Payments:               0%

                                               Deferred Sales Load ("Surrender Charge")

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                       Contract Year of                      Surrender Charge as a
                          Withdrawal                             Percentage of
                                                                Each Withdrawal
---------------------------------------------------------------------------------------------------------------------------------------

                              1st                                    7.0%

                              2nd                                    7.0%

                              3rd                                    6.0%

                              4th                                    5.0%

                              5th                                    4.0%

                              6th                                    3.0%

                              7th                                    2.0%

                      8th and thereafter                             0.0%
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                                            Periodic Charges Other Than Portfolio Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract not including
Portfolio fees and expenses.
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        Exchange Fee (for transfers among Subaccounts)                $ 0

                      Annual Contract Fee                             $ 0
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                                 Separate Account Annual Expenses (as a percent of average net assets)

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                Mortality and Expense Risk Fee                       0.35%

         Other Account Fees (administrative asset fee)             0.90%(1)

             Total Separate Account Annual Expense                   1.25%

                               (1)The administrative asset fee varies according to the following table:

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                     Accumulation Value on                Administrative Asset Fee to
                        Valuation Date                that Portion of Accumulation Value
---------------------------------------------------------------------------------------------------------------------------------------

                               $0 -$500,000                          0.90%

                       $500,000 -$1,000,000                          0.70%

                     $1,000,000 -$3,000,000                          0.50%

                     $3,000,000 -$5,000,000                          0.25%

                            Over $5,000,000                          0.00%
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In other words, if the Accumulation Value is $700,000, an administrative asset fee of 0.90% will be applied to $500,000 and administrative asset fee of 0.70% will apply to the remaining $200,000.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Prospectus for each Portfolio.

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                                      Minimum                    Maximum

Total Expenses(1)                      0.35%                      2.75%
---------------------------------------------------------------------------------------------------------------------------------------
(before fee waivers or reimbursements)

(1)Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2007. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are .35% and 1.53%, respectively. Please see the Prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity Contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a five percent (5%) return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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If you surrender your contract at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

               $ 1,155                   $ 1,067                     $ 867                     $ 451

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If you annuitize at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

               $ 1,155                   $ 1,067                     $ 867                     $ 451

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If you do not surrender your Contract:

               1 year                    3 years                    5 years                  10 years

               $   420                   $   427                     $434                      $451
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You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a five percent (5%) annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their Prospectuses.

The next example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios. Your actual expenses will vary depending on the Portfolios you select. Although your actual costs may be higher, based on these assumptions your cost would be:

If you surrender your contract at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

                $ 903                     $852                       $ 670                     $225

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If you annuitize at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

                $903                      $852                       $670                      $225

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If you do not surrender your Contract:

               1 year                    3 years                    5 years                  10 years

               $168                      $179                       $191                      $225
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You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a five percent (5%) annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their Prospectuses.

            ACCUMULATION UNIT VALUES
Subaccount                                                         2007             2006              2005

AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period                  $1.080             $ $0.934                $0.846
Accumulation Unit Value at end of period                        $1.208              $1.080                $0.934
Number of Accumulation Units outstanding at end of period           144,481              79,134               72,658
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period                  $1.377              $1.187                $1.125
Accumulation Unit Value at end of period                        $1.068              $1.377                $1.187
Number of Accumulation Units outstanding at end of period           311,733            350,683             288,185
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period                  $1.176              $1.121                $1.040
Accumulation Unit Value at end of period                        $1.310              $1.176                $1.121
Number of Accumulation Units outstanding at end of period           573,615            535,382             541,556
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period                  $3.283              $2.310                $2.029
Accumulation Unit Value at end of period                        $3.090              $3.283                $2.310
Number of Accumulation Units outstanding at end of period           781,979            910,097             814,538
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period                  $1.068              $0.939                $0.896
Accumulation Unit Value at end of period                        $1.143              $1.068                $0.939
Number of Accumulation Units outstanding at end of period           674,313            759,436             685,831
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period                  $0.625              $0.568                $0.558
Accumulation Unit Value at end of period                        $0.671              $0.625                $0.568
Number of Accumulation Units outstanding at end of period        1,129,833         1,015,672             989,388
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period                  $1.172              $0.937                $0.805
Accumulation Unit Value at end of period                        $1.409              $1.172                $0.937
Number of Accumulation Units outstanding at end of period           977,388            798,728             532,653
ALGER AMERICAN BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.088              $1.043                $0.965
Accumulation Unit Value at end of period                        $1.219              $1.088                $1.043
Number of Accumulation Units outstanding at end of period        1,329,637         1,274,891          1,283,858

           2004                 2003              2002                           2001
             $0.749               $0.547              $0.814                             --
              $0.846               $0.749             $0.547                          $0.814
             70,872                67,843           121,860                            4,932

              $1.039               $0.807              $0.960                           --
              $1.125               $1.039              $0.807                       $0.960
             250,497              230,723             140,020                       67,137

              $0.970               $0.764              $1.026                           --
              $1.040               $0.970              $0.764                       $1.026
             432,176              418,841             216,766                       77,062

              $1.491               $1.081              $1.029                           --
              $2.029               $1.491              $1.081                       $1.029
             657,083              478,578             134,466                       16,112

              $0.789               $0.595              $0.875                           --
              $0.896               $0.789              $0.595                       $0.875
             481,662              241,241             138,813                       10,395

              $0.535               $0.371              $0.706                           --
              $0.558               $0.535              $0.371                       $0.706
             936,631             500,019              169,510                       74,831

              $0.654               $0.560              $0.712                           --
              $0.805               $0.654              $0.560                       $0.712
             242,827            131,967                44,001                       15,528

              $0.926               $0.783              $0.904                       $0.934
              $0.965               $0.926              $0.783                       $0.904
           1,117,781            871,527               508,954                      384,464

ACCUMULATION UNIT VALUES
                                                                  2007              2006              2005
Subaccount

ALGER AMERICAN GROWTH PORTFOLI
Accumulation Unit Value at beginning of period                  $0.804              $0.767              $0.687
Accumulation Unit Value at end of period                        $0.961              $0.804              $0.767
Number of Accumulation Units outstanding at end of period        1,875,756        2,045,770        2,174,157
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period                  $0.851              $0.781              $0.758
Accumulation Unit Value at end of period                        $0.934              $0.851              $0.781
Number of Accumulation Units outstanding at end of period           923,170           815,987           954,804
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Accumulation Unit Value at beginning of period                  $0.845              $0.711              $0.624
Accumulation Unit Value at end of period                        $1.125              $0.845              $0.711
Number of Accumulation Units outstanding at end of period        1,487,753        1,126,281           828,913
ALGER AMERICAN MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.222              $1.113              $1.017
Accumulation Unit Value at end of period                        $1.602              $1.222              $1.113
Number of Accumulation Units outstanding at end of period        1,640,400        1,434,028        1,325,243
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Accumulation Unit Value at beginning of period                  $0.997              $0.834              $0.716
Accumulation Unit Value at end of period                        $1.165              $0.997              $0.834
Number of Accumulation Units outstanding at end of period        1,881,505        1,556,464        1,128,898
AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.201              $1.082              $1.081
Accumulation Unit Value at end of period                        $1.255              $1.201              $1.082
Number of Accumulation Units outstanding at end of period           647,133           665,790           489,449
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.244              $1.055              $1.035
Accumulation Unit Value at end of period                        $1.247              $1.244              $1.055
Number of Accumulation Units outstanding at end of period           573,512           557,928           514,213
AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.277              $1.240              $1.217
Accumulation Unit Value at end of period                        $1.365              $1.277              $1.240
Number of Accumulation Units outstanding at end of period        1,123,388           787,052           863,165

              2004               2003                 2002                 2001

             $0.654              $0.487              $0.735                $0.845
             $0.687              $0.654              $0.487                $0.735
          1,517,784           1,045,165             446,301              151,782

             $0.705              $0.547              $0.804                $0.950
             $0.758              $0.705              $0.547                $0.804
            741,950             628,981             455,105                229,704

             $0.578              $0.432              $0.662                $0.797
             $0.624              $0.578              $0.432                $0.662
            685,466             554,538             225,458                100,247

             $0.903              $0.615              $0.884                $0.957
             $1.017              $0.903              $0.615                $0.884
            951,845             869,763             404,674                170,686

             $0.616              $0.436              $0.598                $0.820
             $0.716              $0.616              $0.436                $0.598
            712,144             507,285             206,578                76,503

             $1.023              $0.858              $0.930                $0.987
             $1.081              $1.023              $0.858                $0.930
            516,260             343,242             101,236                194,077

             $0.950              $0.767              $0.904                $1.039
             $1.035              $0.950              $0.767                $0.904
            270,591             171,947             112,392                91,692

             $1.200              $1.185              $1.108                $1.046
             $1.217              $1.200              $1.185                $1.108
             556,530            527,762              229,346               16,035

ACCUMULATION UNIT VALUES
Subaccount                                                         2007             2006              2005

AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period                  $0.883              $0.784              $0.763
Accumulation Unit Value at end of period                        $0.928              $0.883              $0.784
Number of Accumulation Units outstanding at end of period           416,181           407,340           379,515
AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.293              $1.207              $1.241
Accumulation Unit Value at end of period                        $1.307              $1.293              $1.207
Number of Accumulation Units outstanding at end of period           342,616           351,716           304,403
AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.007              $0.844              $0.795
Accumulation Unit Value at end of period                        $1.099              $1.007              $0.844
Number of Accumulation Units outstanding at end of period           662,643           709,481           560,684
AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.104              $1.061              $1.037
Accumulation Unit Value at end of period                        $1.150              $1.104              $1.061
Number of Accumulation Units outstanding at end of period        6,969,124        6,581,370        6,554,439
AMERICAN NATIONAL SMALL-CAP/ MID CAP PORTFOLIO
Accumulation Unit Value at beginning of period                  $0.299              $0.261              $0.252
Accumulation Unit Value at end of period                        $0.384              $0.299              $0.261
Number of Accumulation Units outstanding at end of period        1,529,090        1,769,264        1,540,076
FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period                  $0.988              $0.857              $0.810
Accumulation Unit Value at end of period                        $1.024              $0.988              $0.857
Number of Accumulation Units outstanding at end of period           316,419           276,135           217,755
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period                  $1.092              $0.890              $0.864
Accumulation Unit Value at end of period                        $1.110              $1.092              $0.890
Number of Accumulation Units outstanding at end of period           261,276           291,011           315,978
FEDERATED HIGH INCOME BOND FUND II
Accumulation Unit Value at beginning of period                  $1.392              $1.261              $1.232
Accumulation Unit Value at end of period                        $1.435              $1.392              $1.261
Number of Accumulation Units outstanding at end of period        1,314,882        1,036,264           851,514

              2004                 2003               2002                  2001

             $0.712              $0.564              $0.789                $0.953
             $0.763              $0.712              $0.564                $0.789
            414,118           162,228                61,528                27,309

             $1.115              $0.948              $0.987                $0.995
             $1.241              $1.115              $0.948                $0.987
             216,977           108,702             35,036                    20,099

             $0.696              $0.516              $0.646                $0.852
             $0.795              $0.696              $0.516                $0.646
             212,351           100,572              56,406                   14,675

             $1.033              $1.034              $1.037                $1.018
             $1.037              $1.033              $1.034                $1.037
          4,034,118           3,547,858           2,619,126             1,897,905

             $0.234              $0.127              $0.298                $0.663
             $0.252              $0.234              $0.127                $0.298
            960,294           559,188            112,826                    26,248

             $0.739              $0.616              $0.821                $0.958
             $0.810              $0.739              $0.616                $0.821
            187,282           112,127             72,005                    29,322

             $0.768              $0.608              $0.776                $0.883
             $0.864              $0.768              $0.608                $0.776
            168,404           148,732           191,682                     13,462

             $1.120              $0.922              $0.921                $0.920
             $1.232              $1.120              $0.922                $0.921
            551,695           352,880             51,944                    20,295

ACCUMULATION UNIT VALUES
Subaccount                                                         2007             2006              2005

FEDERATED KAUFMANN FUND II - Primary Shares
Accumulation Unit Value at beginning of period                  $1.380              $1.205                  --
Accumulation Unit Value at end of period                        $1.664              $1.380              $1.205
Number of Accumulation Units outstanding at end of period           372,733           203,782               9,679
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period                  $0.914              $0.848              $0.755
Accumulation Unit Value at end of period                        $1.075              $0.914              $0.848
Number of Accumulation Units outstanding at end of period           474,430           374,549           345,572
FEDERATED QUALITY BOND FUND II - Primary Shares
Accumulation Unit Value at beginning of period                  $1.050              $1.012                  --
Accumulation Unit Value at end of period                        $1.103              $1.050              $1.012
Number of Accumulation Units outstanding at end of period           122,203             62,624             30,184
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period                  $1.047              $1.009                  --
Accumulation Unit Value at end of period                        $1.109              $1.047              $1.009
Number of Accumulation Units outstanding at end of period             77,897             13,280               1,049
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.029              $0.954              $0.888
Accumulation Unit Value at end of period                        $1.203              $1.029              $0.954
Number of Accumulation Units outstanding at end of period        1,062,475           916,893           853,268
FIDELITY VIP ASSET MANAGER PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.106              $1.036              $1.001
Accumulation Unit Value at end of period                        $1.269              $1.106              $1.036
Number of Accumulation Units outstanding at end of period               4,280               4,437               4,477
FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $0.959              $0.902              $0.874
Accumulation Unit Value at end of period                        $1.133              $0.959              $0.902
Number of Accumulation Units outstanding at end of period                   --                   --                   --
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.398              $1.259              $1.083
Accumulation Unit Value at end of period                        $1.634              $1.398              $1.259
Number of Accumulation Units outstanding at end of period      4,218,459        3,815,681              2,784,897

2004              2003             2002               2001

N/A               N/A              N/A                N/A
N/A               N/A              N/A                N/A
N/A               N/A              N/A                N/A

$0.656           $0.472           $0.648               $0.846
$0.755           $0.656           $0.472               $0.648
299,672         198,427          113,113               32,571

N/A            N/A              N/A                N/A
N/A            N/A              N/A                N/A
N/A            N/A              N/A                N/A

N/A            N/A              N/A                N/A
N/A            N/A              N/A                N/A
N/A            N/A              N/A                N/A

$0.811       $0.626             $0.864              --
$0.888       $0.811             $0.626           $0.864
672,047      485,776            84,836            20,105

$0.955       $0.817             $0.910                $0.963
$1.001       $0.955             $0.817                $0.910
 4,570        4,611              4,632                 4,632

$0.830       $0.679             $0.817                $0.895
$0.874        $0.830            $0.679                $0.817
 3,042         3,070             3,334                 7,062

$0.944        $0.741            $0.830                $0.960
$1.083        $0.944            $0.741                $0.830
,573,079      1,064,946        460,873            254,493

ACCUMULATION UNIT VALUES
Subaccount                                                         2007             2006              2005

FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.316              $1.101                  --
Accumulation Unit Value at end of period                        $1.328              $1.316              $1.101
Number of Accumulation Units outstanding at end of period           199,704           123,435             32,740
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.258              $1.119                  --
Accumulation Unit Value at end of period                        $1.402              $1.258              $1.119
Number of Accumulation Units outstanding at end of period           272,314           206,672             15,111
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $0.889              $0.849              $0.784
Accumulation Unit Value at end of period                        $1.089              $0.889              $0.849
Number of Accumulation Uunits outstanding at end of period        1,141,318           929,556           808,654
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.025              $0.891              $0.855
Accumulation Unit Value at end of period                        $1.074              $1.025              $0.891
Number of Accumulation Units outstanding at end of period        4,352,727        4,544,020        3,925,370
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.049              $1.011                  --
Accumulation Unit Value at end of period                        $1.089              $1.049              $1.011
Number of Accumulation Units outstanding at end of period           330,431           137,182             51,165
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $2.070              $1.848              $1.572
Accumulation Unit Value at end of period                        $2.380              $2.070              $1.848
Number of Accumulation Units outstanding at end of period        2,244,843        2,023,231        1,585,442
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.295              $1.132                  --
Accumulation Unit Value at end of period                        $1.345              $1.295              $1.132
Number of Accumulation Units outstanding at end of period           267,799           209,404               3,200
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.258              $1.104                  --
Accumulation Unit Value at end of period                        $1.277              $1.258              $1.104
Number of Accumulation Units outstanding at end of period           354,699           255,367             88,461

2004              2003             2002               2001

N/A                  N/A              N/A                N/A
N/A                  N/A              N/A                N/A
N/A                  N/A              N/A                N/A

N/A                  N/A              N/A                N/A
N/A                  N/A              N/A                N/A
N/A                  N/A              N/A                N/A

$0.736              $0.572          $0.743               $0.881
$0.784              $0.736          $0.572               $0.743
539,416           337,697          185,377               123,076

$0.778              $0.611          $0.798                $0.921
$0.855              $0.778          $0.611                $0.798
3,161,941        2,168,853          932,788              429,546

N/A                    N/A              N/A                N/A
N/A                    N/A              N/A                N/A
N/A                    N/A              N/A                N/A

$1.265              $0.921                $1.037            --
$1.572              $1.265                $0.921        $1.037
1,052,297           684,432             228,410         102,238

N/A                     N/A              N/A                N/A
N/A                     N/A              N/A                N/A
N/A                     N/A              N/A                N/A

N/A                     N/A              N/A                N/A
N/A                     N/A              N/A                N/A
N/A                     N/A              N/A                N/A

ACCUMULATION UNIT VALUES
Subaccount                                                         2007             2006              2005

FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period                  $1.362              $1.178                  --
Accumulation Unit Value at end of period                        $1.431              $1.362              $1.178
Number of Accumulation Units outstanding at end of period           189,844             81,007               8,606
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period                  $0.772              $0.681              $0.672
Accumulation Unit Value at end of period                        $0.855              $0.772              $0.681
Number of Accumulation Units outstanding at end of period           471,175           386,468           367,044
MFS EMERGING GROWTH SERIES
Accumulation Unit Value at beginning of period                  $0.616              $0.573              $0.527
Accumulation Unit Value at end of period                        $0.744              $0.616              $0.573
Number of Accumulation Units outstanding at end of period           968,703           857,524           637,663
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period                  $1.056              $0.938              $0.877
Accumulation Unit Value at end of period                        $1.160              $1.056              $0.938
Number of Accumulation Units outstanding at end of period           359,514           566,309           479,839
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period                  $0.878              $0.797              $0.742
Accumulation Unit Value at end of period                        $0.990              $0.878              $0.797
Number of Accumulation Units outstanding at end of period           316,823           260,008           225,898
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.615              $1.362              $1.315
Accumulation Unit Value at end of period                        $1.662              $1.615              $1.362
Number of Accumulation Units outstanding at end of period        3,231,851        2,984,227        2,450,112
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.074              $0.905              $0.783
Accumulation Unit Value at end of period                        $1.210              $1.074              $0.905
Number of Accumulation Units outstanding at end of period        4,432,865        3,437,781        2,274,112
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period                  $1.261              $1.216              $1.200
Accumulation Unit Value at end of period                        $1.326              $1.261              $1.216
Number of Accumulation Units outstanding at end of period        1,996,675        1,576,746        1,330,405

2004              2003              2002               2001

N/A              N/A                N/A               N/A
N/A              N/A                N/A               N/A
N/A              N/A                N/A               N/A

$0.599              $0.474           $0.682             $0.902
$0.672              $0.599           $0.474             $0.682
 313,519             182,173          117,818            71,830

$0.468              $0.362           $0.553             $0.840
$0.527              $0.468           $0.362             $0.553
600,669            524,845          273,817            158,870

$0.790              $0.651           $0.834             $1.005
$0.877              $0.790           $0.651             $0.834
349,383             331,496          111,685            61,882

$0.643              $0.519           $0.696             $0.894
$0.742              $0.643           $0.519             $0.696
168,895             150,546          212,402            85,281

$1.149              $0.921           $1.074             $1.085
$1.315              $1.149           $0.921             $1.074
1,836,774           1,180,507        367,994            254,914

$0.690              $0.532           $0.660             $0.859
$0.783              $0.690           $0.532             $0.660
1,262,628           631,023          232,305            103,817

$1.191              $1.149           $1.104             $1.032
$1.200              $1.191           $1.149             $1.104
890,342              594,369          175,812            19,317

ACCUMULATION UNIT VALUES
                                                                              2007              2006              2005
Subaccount

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period                           $1.508           $1.419            $1.241
Accumulation Unit Value at end of period                                 $1.766           $1.508            $1.419
Number of Accumulation Units outstanding at end of period                1,446,946        1,592,659          1,549,793

 2004                2003              2002               2001

$1.052              $0.765           $0.984             $1.006
$1.241              $1.052           $0.765             $0.984
1,355,526            792,786          326,337            221,198

CONTRACT

Type of Contract

This Prospectus offers a Group Unallocated Variable Annuity Contract, and our obligations are strictly limited to those set forth in this Prospectus and the Contract. Neither the Plan Participant, nor any person deriving any rights or benefits from a Plan Participant and the Contract (e.g., a Plan beneficiary), will at any time have any rights or interest in the Accumulation Value. We incur no liability or obligation to any Plan Participant until a benefit has been purchased on behalf of a Plan Participant, or on behalf of a person deriving rights from a Plan Participant, in accordance with the provisions of the Contract. Our sole responsibility to any such Plan Participant or person deriving rights from a Plan Participant will be the payment of such benefits purchased on his behalf.

If the Plan maintains individual accounts for each Plan Participant or beneficiary, the Plan should have accounting procedures to allocate among those accounts the gains, losses and charges under this Contract. The Plan is also responsible for the administration of tax or other legal requirements applicable to the Plan and to the individual accounts of participants and beneficiaries.

Although this Contract is a Group Unallocated Variable Annuity and Plan Participants have no rights or interests under the Contract, we (and/or one of our affiliates) may enter into an independent administrative services agreement with a Plan administrator or Plan trustee to provide accounting, administrative and system support to keep records of Plan Participants’ contributions to and allocations among the Subaccounts of this Contract (an “administrative service agreement”). Our obligations and liabilities for those services are independent of this Contract and are strictly limited to the provisions of the administrative service agreement. Our role and responsibilities as issuer of the Contracts are different than our role and responsibilities, if any, as a service provider. An affiliate (or us) as service provider may have information that we as Contract issuers do not have.

The terms of the Contracts may only be changed by mutual agreement between American National and the Contract Owner, unless:

a)	the change is as described in the provision entitled “Changes in Investment Options;”

b)	American National is making the change in order to comply with a law or regulation to which American National or the Contracts are subject; or

c)	American National is making the change in order to maintain the tax status of the Contracts as described in the section entitled “Federal Tax Matters.”

Certain provisions of the Contracts may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state or decisions made by the Plan’s sponsor, trustee(s), or administrator. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

Contract Transactions

Surrenders, and transfers requested by you and Purchase Payments made by you are processed only on Valuation Dates that we are open for business. We are closed for business on Friday, November 28, 2008, and Friday, December 26, 2008, in observation of the Thanksgiving and Christmas holidays. On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, Portfolio rebalancing program, systematic withdrawal program) will be processed.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send a Purchase Payment to our home office. (See the “Allocation of Purchase Payments” provision in the “Contract” section of this Prospectus). If the application cannot be processed within five (5) days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five (5) days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two (2) business days after a completed application is received at our home office. All additional Purchase Payments received by us are effective when such Purchase Payments and proper instructions are received at our home office.

Purchase Payments paid are allocated as directed by you. Purchase Payments must be for the purpose of providing for Plan benefits. We assume no liability as to the sufficiency of the Accumulation Value to provide benefits according to the provisions of the Plan. Allocation of Purchase Payments Purchase Payments will be allocated to the Subaccounts according to instructions in the application. You can change these allocations at any time by written instruction to our home office, or if a properly completed telephone transaction authorization form is on file with us, by telephone.

Crediting of Accumulation Units

Purchase Payments will be used to purchase Accumulation Units in Subaccounts as the Contract Owner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit Value for that Subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant’s contribution to a Plan will not be credited until the Contract Owner forwards such contribution and proper allocation instructions to us.

Determining Accumulation Unit Values

The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit Value on each Valuation Date. The Accumulation Unit Value on each Valuation Date is equal to the Accumulation Unit Value for the preceding Valuation Date, multiplied by the net investment factor for that Subaccount on that Valuation Date. A net investment factor is determined for each Subaccount on a Valuation Date as follows. First, we take the net asset value of a share in the corresponding Portfolio at the close of business that day, and we add the per share amount of any dividends or capital gains distributions declared by the Portfolio during the Valuation Period. We divide this amount by the per share net asset value on the preceding Valuation Date. Then we reduce the result for the administrative asset fee and the mortality and expense risk fee. We will calculate the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit Value for each Subaccount.

Transfers

You can make transfers among the Subaccounts. Requests for transfers must be in writing and must be received by our home office. Requests for transfers must be clear and complete to be in good order. We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order.

Payment of withdrawal amounts and transfers may be postponed whenever:

(1)	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

(2)	the SEC by order permits postponement for the protection of the Contract Owners; or

(3)

an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Special Note on Frequent Transfers – Additional Restrictions

The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as “Frequent Trading”. We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners and Plan Participants, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

o	When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Frequent Trading is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

o	When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

o	When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

o	When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

As further described below, we will have difficulty monitoring for Frequent Trading in this Contract because of its group unallocated nature. Nevertheless, we have implemented policies and procedures appropriate for this type of Contract in an attempt to detect and deter Frequent Trading. When we identify what we believe to be a Frequent Trading transaction, we may refuse to honor or process the transfer, reverse such transfer and/or place restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, that the transfer has been reversed and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Frequent Trading policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Frequent Trading standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Frequent Trading, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Frequent Trading, such as dollar or percentage limits on transfers. We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may not always apply Market Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or otherwise susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. Since the Company retains the discretion to change its Frequent Trading policies and procedures at any time, you should be aware that the Company may even abandon such policies and procedures; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one (1) or more of the Portfolios in the future.

Contract Owners or Plan Participants seeking to engage in Frequent Trading may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological, human resource, and legal considerations. In addition, since the Contract is a group unallocated Contract, we will be receiving “omnibus” orders from intermediaries such as retirement plans or their administrators. These omnibus orders reflect the aggregation and netting of multiple orders from Plan Participants. Accordingly, we may not always be able to identify a Contract Owner or Plan Participant engaged in Frequent Trading. The identification of Contract Owners determined to be engaged in Frequent Trading involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Frequent Trading policies and procedures will detect all Frequent Trading.

Portfolio Frequent Trading Restrictions

In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The Prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into a Portfolio or removed from the Portfolio. If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio. Any such restriction or prohibition may remain in place indefinitely. You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current Prospectuses. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios’ policies and procedures on Frequent Trading activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the Prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance Contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement Plan Participants and/or individual owners of variable insurance Contracts. The omnibus nature of these orders may limit the Portfolios’ ability to apply their respective Frequent Trading policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Frequent Trading in variable Contracts issued by other insurance companies or among Portfolios available to retirement Plan Participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from Contract Owners engaged in Frequent Trading, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Contract Owners.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

  transfers; and
  changes in how any subsequent Purchase Payments are allocated.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

  requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;
  onfirming telephone transactions in writing to you; and/or recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our home office.

Asset Allocation

American National has entered into an agreement with Pro Nvest, Inc.(“Pro Nvest”), a registered investment advisor, to make asset allocation services available to owners of the Contract and their participants. Pro Nvest is independent of American National and is an unaffiliated company. American National receives no fees from Pro Nvest for making these asset allocation services available. Pro Nvest is not affiliated with any of the underlying Portfolios offered through the Contract. American National does not endorse Pro Nvest and disclaims any responsibility for the asset allocation services provided by Pro Nvest.

CHARGES AND DEDUCTIONS

Surrender Charge

During the first seven (7) Contract Years, a Surrender Charge may be imposed on withdrawals at a rate of no more than seven percent (7%) of the amount withdrawn. [See the Deferred Sales Load (‘Surrender Charge’)” provision in the “Fee Table” section of the Prospectus for the table of Surrender Charges rates].

We will deduct a Surrender Charge from the Accumulation Value for withdrawals of all or a portion of the Accumulation Value. However, no Surrender Charge will apply to any such withdrawal:

a)

if you request a lump sum cash distribution and give us proof that benefits in the amount of the lump sum cash distribution are payable under the Plan to a Plan Participant or beneficiary due to the death, disability, termination of employment or retirement of a Plan Participant; or

b)

if you request that such withdrawal be applied to purchase from us any of the annuity options available under the Contract. (See the “Annuity Options” provision in the “Annuity Payments” section of the Prospectus).

For termination, the Surrender Charge will be equal to the Surrender Charge percentage multiplied by the Accumulation Value. The Surrender Charge percentage will be determined by the Contract Year in which the termination occurs.

For withdrawals not exempt from the Surrender Charge, a Surrender Charge will be assessed consistent with that applied to a termination. The Surrender Charge percentage will be determined by the Contract Year in which the withdrawal occurs.

Other Charges

The Contract is subject to certain other charges:

Administrative Asset Fee

An administrative asset fee at an annual rate of up to 0.90% is assessed daily against the Separate Account except when the Accumulation Value exceeds $500,000. The Administrative Asset Fee gradually declines when the Accumulation Value exceeds $500,000. See the “Fee Tables” section of this Prospectus for a description of the Administrative Asset Fee when the Accumulation Value of the Contract exceeds $500,000.

Mortality and Expense Risk Fee

Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs.

For our promises to accept these risks, a mortality and expense risk fee at an annual rate of 0.35% will be assessed daily against the Separate Account.

Charges for Taxes

We do not collect any at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account.

Portfolio Expenses

The Portfolios in which you have invested will charge the Portfolio annual expenses. For a more complete description of those expenses, see the Prospectuses for the Portfolios.

DISTRIBUTIONS UNDER THE CONTRACT

Withdrawals

The Contract Owner may make withdrawals under the Contract, in whole or in part, subject to the following limitations:

a)	The request must be made in writing, in proper form, and must be received by our home office.

b)	If a partial withdrawal would leave less than $1,200 Accumulation Value, we may terminate the Contract.

c)

A partial withdrawal request should specify the allocation of that withdrawal among the Subaccounts. If not specified, we will prorate the withdrawal among the Subaccounts. Surrender Charges will be deducted from the Accumulation Value remaining after a partial withdrawal.

d)	Additional limitations apply to withdrawals as explained in the “Termination of Contract” provision below.

The Accumulation Unit Value for withdrawals will be the applicable Accumulation Unit Value determined on the Valuation Date following receipt by us at our home office of your withdrawal request.

Accumulation Value can be determined by multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value and summing the results. The amount available for withdrawal equals the Accumulation Value less any applicable Surrender Charge. Accumulation Value will be reduced by the amount of any withdrawal and applicable Surrender Charge.

We expect to pay surrenders within seven (7) days of receipt of your written request in proper form, however payment of surrenders may be delayed under certain circumstances. (See the “Transfers” provision in the “Contract” section of the Prospectus.)

Termination of Contract

You may terminate the Contract at any time by giving us written notice. Such notice must specify a date of termination, which may not be earlier than thirty (30) days after receipt at our home office.

We may terminate the Contract by giving you written notice, if any one or more of the following events occurs:

a)     the Accumulation Value is less than $1,200; or

b)     you failed to provide any information or render any performance required by the terms of this Contract.

Such termination notice will specify a date of termination, which will not be earlier than six (6) months after the date you receive such notice.

Upon termination, no further Purchase Payment will be accepted, and you shall designate a party to receive the amounts due on termination. We shall transfer the balance of the Accumulation Value less any applicable Surrender Charge to the designated party. We shall have no obligation or duty to verify that such party has the right to receive such payment, nor that the Plan is or will continue to be qualified under the Internal Revenue Code, nor that such payments will be properly applied by the designated party. Such payment or payments will fully and finally discharge us of all liability under the Contract, except for the payment of annuity benefits previously purchased. (See the “Annuity Options” provision in the “Annuity Payments” of the Prospectus). Termination of the Contract will have no effect upon the payments to be made by us to any person for whom an annuity has been purchased prior to the date of termination.

ANNUITY PAYMENTS

You can apply all or part of the Accumulation Value to any of the annuity options described below. These annuity options provide for fixed payments; accordingly, Accumulation Value will be transferred to our General Account and annuity payments will be based upon the annuity option selected. Annuity payments can begin at any time. Such payments must be for the exclusive benefit of a Plan Participant or beneficiary or for a person designated by you for the exclusive benefit of such Plan Participant or beneficiary.

Annuity Options

The following annuity options are available to Contract Owners. The Plans will specify which of these options are available to individual Plan Participants.

Option 1 — Life Annuity — monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual’s death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one (1) annuity payment if death occurred before the due date of the second annuity payment, two (2) if death occurred before the third annuity payment date, etc.

Option 2 — Life Annuity with Ten (10) or Twenty (20) Years Certain — monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten (10) or twenty (20) years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

Option 3 — Joint and Survivor Annuity — monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only one (1) annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two (2) annuity payments if both died before the third annuity payment date, etc.

Option 4 – Installment Payments, Fixed Period — monthly payments for specified number of years of at least five (5), but not exceeding thirty (30). Payments will include interest at the effective rate of 2.5% per year.

Option 5 – Equal Installment Payments, Fixed Amount — monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, plus interest at an effective rate of 2.5% per year, is exhausted. The final annuity payment will be the remaining sum left with us. It may be more or less than the other payments.

Other Annuity Forms — May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 4 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

The value of the annuity payment will vary based upon the amount of Accumulation Value applied to the annuity option. In addition, the annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than joint and survivor annuities.

Annuity Provisions

We determine life contingent annuity payments based on the Annuity 2000 Mortality Table [fifty percent (50%) male, fifty percent (50%) female blend] and 2.5% interest which generally reflects the age of the payee and type of annuity option selected. The payee’s attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has elapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Libbie Shearn Moody Trust owns approximately 37.22% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a seventy-five percent (75%)contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.22% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the American National Variable Annuity Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under Variable Annuity Contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other Contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

Since we are the legal holder of the Portfolio shares in the Separate Account we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one (1) share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other Variable Annuity Contracts, variable life policies and other insurance company variable Contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies and owners of other Variable Annuity Contracts whose values are allocated to other separate accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other Contracts and the retirement plans which invest in the Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying Prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying Prospectuses for the Portfolios should be read in conjunction with this Prospectus. The Prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND:         AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
ADVISER:      SECURITIES MANAGEMENT AND RESEARCH, INC

Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

American National Growth Portfolio                        seeks to achieve long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------------
American National Balanced Portfolio                      seeks to conserve principal, produce current income, and achieve long-term capital appreciation
American National Equity Income Portfolio                 seeks current income and long-term capital appreciation
American National High Yield Bond Portfolio               seeks to provide a high level of current income; as a secondary investment objective, the Portfolio seeks capital appreciation
American National International Stock Portfolio           seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S.
                                                          companies
American National Small-Cap/Mid-Cap Portfolio             seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio               seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a Portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities
American National Money Market Portfolio                  seeks the highest current income consistent with the
                                                          preservation of capital and maintenance of liquidity

FUND:         THE ALGER AMERICAN FUND CLASS O SHARES
---------------------------------------------------------------------------------------------------------------------------
ADVISER:      FRED ALGER MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

Alger American SmallCap Growth Portfolio•                  seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio§                           seeks long-term capital appreciation
Alger American MidCap Growth Portfolio                    seeks long-term capital appreciation
Alger American Capital Appreciation Portfolio‡             seeks long-term capital appreciation
Alger American Income & Growth Portfolio                  primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio                         seeks current income and long-term capital appreciation

 •Formerly Alger American Small Capitalization Portfolio. Not available for investment for Contracts issued on or after
   July 1, 2007.
§Effective July 1, 2008 the name will change to Alger American LargeCap Growth Portfolio.
 ‡Formerly Alger American Leveraged AllCap Portfolio.

FUND:         FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------
ADVISER:  FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR FEDERATED CAPITAL INCOME FUND II,
              FEDERATED MID CAP GROWTH STRATEGIES FUND II, FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II
---------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                               Investment objective:

---------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II                                       seeks to achieve high current
Subadvised by: Federated Investment                                    income and moderate
Management Company                                                     capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Mid Cap Growth Strategies Fund II                            seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                        seeks to provide above average income and capital
                                                                       appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II – Primary Shares                            seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Subadvised by: Federated Global Investment
Management Corp.

---------------------------------------------------------------------------------------------------------------------------
ADVISER:  FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND
              FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                               Investment objective:
---------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II– Primary Shares           seek high current income
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                       seeks to provide current income
Federated Quality Bond Fund II – Primary Shares                        seeks to provide current income
---------------------------------------------------------------------------------------------------------------------------

FUND:         FIDELITY® VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
---------------------------------------------------------------------------------------------------------------------------
ADVISER:      FIDELITY MANAGEMENT & RESEARCH COMPANY
---------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

VIP Mid Cap Portfolio                                     seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Index 500 Portfolio                                   seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the
                                                          Standard & Poor's 500SM Index (S&P 500 ®)
Subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Geode Capital Management
FMR Co., Inc
VIP Contrafund® Portfolio                                 seeks long-term capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management& Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

VIP Aggressive Growth Portfolio                           seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        seeks to provide capital growth
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio                               seeks reasonable income and will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

VIP Investment Grade Bond Portfolio                       seeks as high level of current income as is consistent with the preservation of capital
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity International Investment Advisors
---------------------------------------------------------------------------------------------------------------------------
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Growth and Income Portfolio                           seeks high total return through a combination of current income and capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Value Portfolio                                       seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management& Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management &Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

VIP Value Leaders Portfolio                               seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio                            seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

FUND:         AIM VARIABLE INSURANCE FUNDS – SERIES I SHARES
ADVISER:      INVESCO AIM ADVISORS, INC.

Subaccount investing in:                                  Investment objective:

---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                          seeks capital growth
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                            seeks long-term  growth of capital
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                   seeks capital growth and also seeks current income
AIM V.I. Dynamics Fund                                    seeks long-term capital growth
AIM V.I. Financial Services Fund                          seeks capital growth
AIM V.I. Technology Fund                                  seeks capital growth
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund                          seeks to achieve high total return through growth of capital and current income
Subadvisor(s): AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark
Investment Management Inc. on or prior to  December 31, 2008); Invesco Global Asset Management (N.A.), Inc.: Inveco
Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management
Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia
Limited.
---------------------------------------------------------------------------------------------------------------------------

FUND:         MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------
ADVISER:      MASSACHUSETTS FINANCIAL SERVICE COMPANY
---------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

MFS Core Equity Series                                    seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
MFS Growth Series†                                   seeks capital appreciation
MFS Research Series                                       seeks capital appreciation
MFS Investors Trust Series                                seeks capital appreciation
†Formerly MFS Emerging Growth Series

              T. ROWE PRICE
---------------------------------------------------------------------------------------------------------------------------
ADVISER:      T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments of
              T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.
---------------------------------------------------------------------------------------------------------------------------

ADVISER:      T. Rowe Price International, Inc., is responsible for selection and management of the Portfolio investments of T. Rowe Price International Series, Inc.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

FUND:         T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio                     seeks to provide substantial dividend income as well as
                                                          long-term growth of capital through investments in the common stocks of established companies
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio*                   seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth
FUND:         T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio                 seeks a high level of income consistent with moderate
                                                          fluctuations in principal value
---------------------------------------------------------------------------------------------------------------------------
FUND:         T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
---------------------------------------------------------------------------------------------------------------------------

T. Rowe Price International Stock Portfolio               seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
---------------------------------------------------------------------------------------------------------------------------
* Not available for investment in contracts issued on or after May 1, 2004.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets and/or from “Rule 12b-1” fees deducted from Fund assets. Plan participants, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2007, we received the following amounts with respect to the following Funds: <pre>

Fund Amount We Received

     AIM Variable Insurance Funds                     $  84,659
     The Alger American Fund                            108,649
     Fidelity Variable Insurance Products               485,175
     Federated Insurance Series                          50,432
     MFS Variable Insurance Trust                        18,552

During 2008, we expect to receive the
following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

                  Fund                                  Percentage We Anticipate Receiving
     AIM Variable Insurance Funds                                        .25%
     The Alger American Fund                                             .25%
     Fidelity Variable Insurance Products                                .40%
     Federated Insurance Series                                          .25%
     MFS Variable Insurance Trust                                        .15%

The Portfolios are sold only to separate accounts of insurance companies offering Variable Annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Changes in Investment Options

We may establish additional Subaccounts which would invest in Portfolios of Funds chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our Separate Accounts.

FEDERAL TAX MATTERS

Introduction

The following discussion is general in nature and is not intended as tax advice for each Contract Owner. It does not address the tax consequences resulting from all situations in which a Contract Owner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National’s understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

Taxation of Annuities in General

Since a Group Unallocated Contract is not purchased directly by individuals, those portions of the Internal Revenue Code, (the “Code”), relating to individual ownership of annuities are not applicable to the Group Unallocated Contract Owner. Certain provisions of section 72 of the Code would apply if the Contract Owner is a corporation or is not a natural person and the Contract is not maintained under a Plan which has favorable tax treatment under the Code.

Qualified and 457 Plans

The group unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401, 403(b) and 457. The tax rules applicable to such Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Plan Participants in Qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit-sharing plans have been established, employees of public schools and certain tax-exempt organizations for whom a tax-sheltered annuity has been purchased, and employees covered by a section 457 deferred compensation plan sponsored by an eligible government or tax-exempt entity.

As a rule, Purchase Payments made by or for Plan Participants in Qualified Plans are not subject to taxation at the time such payments are made in the Contract. Subject to certain exceptions, distributions made to a Participant before age 59 ½ are subject to a ten percent (10%) premature distribution penalty tax.

Corporate pension and profit-sharing plans under section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish Qualified Plans for themselves and their employees. A Contract Owner that uses the Contract in conjunction with a defined contribution plan under section 401(a) of the Code (which is also known as an “individual account plan”) is solely responsible for allocating the assets of the Contract with respect to participants’ individual accounts. In their capacity as Plan trustees or administrators, Contract Owners are responsible for the communication of appropriate information about the operation of the qualified or section 457 Plan and the tax consequences of making contributions to the Plan, purchasing this Contract under the Plan, and distributing Plan benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contract Owner. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract do not comply with the law.

Under Code Section 403(b) (“Tax Sheltered Annuities”), public school systems and certain tax-exempt organizations may purchase annuity Contracts for their employees. Generally, payments to Section 403(b) annuity Contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity Contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59½, and severance of employment, disability, or financial hardship:

  salary reduction contributions made in years beginning after December 31, 1988;
  earnings on those contributions; and
  earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Plans established under section 457 of the Code (“457 Plans”), while not actually providing for a Qualified Plan as that term is normally used, provide for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under a section 457 Plan, a participant may usually specify the form of investment in which his or her participation will be made. Under a non-governmental plan, however, all such investments are owned by and are subject to the claims of the general creditors of the non-governmental sponsoring employer. In general, all amounts received under a section 457 Plan are taxable and are subject to federal income tax withholding as wages.

The Contract is also available to certain governmental and tax-exempt employers for use in connection with section 457(f) deferred compensation arrangements. Participants in these arrangements are taxed when there is no substantial risk of forfeiture of the rights to the deferred compensation, which may be prior to the time of receipt. All investments are owned by and are subject to the claims of the general creditors of the employer.

Due to the complexity of the tax rules associated with the sponsorship and operation of Qualified and 457 Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

Other Tax Issues

Qualified Plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 Plans are subject to a mandatory federal income tax withholding of twenty percent (20%). An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The twenty percent (20%) withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Plan to a tax-Qualified Plan, IRA or tax-sheltered annuity or to a governmental 457 Plan that agrees to separately account for rollover contributions.

Other distributions from Qualified Plans generally are subject to withholding for the Plan Participant’s federal income tax liability. The withholding rate varies according to the type of distribution and the Participant’s tax status. The Participant will be provided the opportunity to elect not to have tax withheld from distributions.

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two (2) or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a thirty percent (30%) rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity Contract purchase.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the Group Unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

PERFORMANCE

Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Subaccount that invests in the American National Money Market Portfolio may advertise current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a seven (7) day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

Securities Management and Research, Inc. (“SM&R”), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). More information about SM&R and its registered persons is available through FINRA BrokerCheck at http://www.finra.org or by calling 1-800-289-9999. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

Sales Of the Contracts

SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”); and (ii) its own registered representatives who are registered with the FINRA and with the states in which they do business. The selling brokers also sell the Contracts through registered representatives. Their registered representatives are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other selling brokers. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated Purchase Payments. We pay commissions either as a percentage of first-year Purchase Payments or as a combination of a percentage of first-year Purchase Payments and percentage of Accumulation Value in subsequent years. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits a Contract Owner elects when he or she purchases the Contract. We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time Purchase Payments have been held under the Contract, Accumulation Values and elected features and benefits).

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representatives. Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through a selling broker, we pay the entire sales commission directly to the selling broker; that broker may retain a portion of the commission before it pays a commission or other compensation to the registered representative who sold the Contract.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $75,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2007, the actual fees paid ranged from $340 to $5,000, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sale incentives and marketing payments, are not charged directly to you or to your Accumulation Value but are taken into account when setting the levels of fees and charges that you do pay.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company One Moody Plaza

Variable Contracts Department
Galveston,TX 77550-7999

STATEMENT OF ADDITIONAL INFORMATION

A Registration Statement describing the Contracts has been filed with the Securities and Exchange Commission under the Securities Act of 1933. This Prospectus does not contain all of the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account, and the Contract offered. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www/sec/gov. The table of contents for the Statement of Additional Information follows:

A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

American National Insurance Company
Variable Contracts Department
P.O. Box 1893
One Moody Plaza
Galveston, Texas 77550

PART B

GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT

STATEMENT OF ADDITIONAL INFORMATION

ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY

HOME OFFICE
ONE MOODY PLAZA
GALVESTON TX 77550-7999

1-800-306-2959

RELATING TO THE PROSPECTUS DATED May 1, 2008

Registrant

American National Insurance Company Separate Account
One Moody Plaza

Galveston, Texas 77550-7999

Depositor

American National Insurance Company
One Moody Plaza

Galveston, TX 77550-7999

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400

League City, Texas 77573

Independent Auditors

KPMG LLP

700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Group Unallocated Variable Annuity Contract offered by American National Insurance Company (“American National”). You may obtain a copy of the prospectus dated April 30, 2008, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract (“the Contract”).

Form 4872-SAI 04-08

THE CONTRACT

The following provides additional information about the Contract which supplements the description in the prospectus.

ASSIGNMENT

The Contract may not be assigned.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the payments , the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. Only fixed annuity payments are available under the Contract. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries).

DISTRIBUTION OF THE CONTRACT

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and, as necessary, state insurance laws. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts, however, we reserve the right to do so.

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with our affiliate Securities Management and Research, Inc. (“SM&R”), SM&R acts as the principal underwriter on behalf of American National for distribution of the Contract. SM&R’s home office is located at 2450 South Shore Boulevard, League City, TX 77573. SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”); and (ii) its own registered representatives. The selling brokers also sell the Contracts through registered representatives. The registered representatives are registered with the Financial Industry Regulatory Authority (“FINRA”) and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

SM&R is not entitled to any remuneration for its services as principal underwriter; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter. Commissions are paid to the selling brokers under their respective agreements with SM&R. SM&R passes through commissions it receives to the selling broker for their respective sales, and does not retain any portion of those commissions. Similarly, commissions are paid to the registered representatives of SM&R for the sale of the Contracts.

We paid aggregate commissions of $5,439,002, $5,303,917, and $5,161,558, in 2007, 2006 and 2005, respectively, to the registered representatives of SM&R for the sale of variable life policies and variable annuity contracts by its registered representatives and the selling brokers. SM&R did not retain any of these commissions.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying Portfolios and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500");
  Dow Jones Industrial Average (“DJIA”);
  Donoghue’s Money Market Institutional Averages;
  other variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and
  the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

  the ranking of any Subaccount derived from rankings of variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank Separate Accounts or other investment products on overall performance or other criteria; and
  the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent 1, 5 and 10-year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Non-standardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Non-standard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven (7) day periods. Current yield of a money market Subaccount will reflect the income generated over a seven (7) day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting one from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] — 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[([a – b]/cd + 1)(6) — 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

  collect charges,
  pay surrenders, or
  provide benefits.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes is made, American National may change the Contract by sending an endorsement. American National may:

  operate the Separate Account as a management company;
  de-register the Separate Account if registration is no longer required;
  combine the Separate Account with other Separate Accounts;
  restrict or eliminate any voting rights associated with the Separate Account; or
  transfer the assets of the Separate Account relating to the Contracts to another Separate Account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.

The participation agreement for the American National Fund provides for termination:

  upon sixty days advance written notice by any party;
  by American National, if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts;
  by American National, if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts;
  by American National, upon the requisite vote of the Contract Owners having an interest in a particular Subaccount to substitute the shares of another investment company for the corresponding American National Fund shares; or
  by American National, upon institution of formal proceedings against the American National Fund by the SEC.

Fidelity Variable Insurance Products–Service class 2

All participation agreements for the Fidelity Funds provide for termination:

  upon sixty days advance written notice by any party;
  by American National, with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;
  by American National, with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;
  by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the “Code”), or if American National reasonably believes the Fidelity Funds may fail to so qualify;
  by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;
  by the Fidelity Funds, or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;
  by American National, upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;
  by the Fidelity Funds, or the underwriter, forty-five (45) days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or
  upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

  upon six months advance written notice by any party;
  by American National, with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;
  by American National, with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;
  by the T. Rowe Price Funds, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement;
  by American National, upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, FINRA, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;
  by American National, with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;
  by American National, with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;
  by the T. Rowe Price Funds, or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;
  by American National, upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;
  by the T. Rowe Price Funds, or the underwriter, sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or
  upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

  upon one hundred eighty days advance written notice by any party;
  at American National’s option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts;
  at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares;
  at American National’s option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, FINRA, or any other regulatory body;
  upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund;
  if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;
  upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund;
  at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code; or
  at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

  upon six months advance written notice by any party;
  at American National’s option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;
  at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund;
  at American National’s option upon the institution of formal proceedings against the MFS Fund by the SEC, FINRA, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund;
  at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund;
  by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;
  by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;
  at the option of any party, upon another party's material breach of any provision of the MFS participation agreement; or
  upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund Class O Shares

This participation agreement provides for termination:

  upon six months advance written notice by any party;
  at American National’s option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;
  at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger American Fund;
  at American National’s option upon the institution of formal proceedings against the Alger American Fund by the SEC, FINRA, or any other regulatory body regarding the Alger American Fund’s or the underwriter’s duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund;
  at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund;
  by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;
  by American National upon a determination by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;
  at the option of any party, upon another party’s material breach of any provision of the Alger American participation agreement; or
  upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

AIM Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

  Upon six months advance written notice by any party, with or without cause ; or
  Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the FINRA, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or
  Upon two-business day advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel, has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements and supplementary schedules of American National Insurance Company and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007 and the financial statements and financial highlights of American National Separate Accounts as of December 31, 2007 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of American National Insurance Company and
Policy Owners of American National Variable Annuity Separate Account:
We have audited the accompanying statement of net assets of Alger American (AA) Small Cap, AA
Growth, AA Income & Growth, AA Balanced, AA MidCap Growth, AA Capital Appreciation, Federated Capital
Income Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund
II-Primary Shares, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II, Federated
Quality Bond Fund II-Primary Shares, Federated Kaufmann Fund II-Primary Shares, Fidelity Variable Insurance
Product (VIP) Growth and Income, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP High Income,
Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset
Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager: Growth, Fidelity VIP
Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP Mid Cap, Fidelity VIP Aggressive Growth II,
Fidelity VIP Asset Manager II, Fidelity VIP Asset Manager: Growth II, Fidelity VIP Contrafund II, Fidelity
VIP Index 500 II, Fidelity VIP Growth Opportunities II, Fidelity VIP Mid Cap II, Fidelity VIP Equity Income
II, Fidelity VIP Investment Grade Bond II, Fidelity VIP Growth and Income II, Fidelity VIP Value II,
Fidelity VIP Value Strategies II, Fidelity VIP Value Leaders II, AIM Variable Insurance Funds (V.I.)
Dynamics, AIM V.I. Global Health Care, AIM V.I. Technology, AIM V.I. Small Co. Growth, AIM V.I. Global Real Estate, AIM V.I.
Utilities, AIM V.I. Financial Services, AIM V.I. Small Cap Equity, MFS Growth, MFS Core Equity, MFS
Research, MFS Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide Emerging Markets, American
National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield
Bond, AN Small-Cap/Mid-Cap, AN International Stock, T. Rowe Price (TRP) Equity Income, TRP International
Stock, TRP Limited-Term Bond, TRP Mid-Cap Growth, Lazard (LAZ) Retirement Small Cap, and LAZ Retirement
Emerging Markets segregated subaccounts of American National Variable Annuity Separate Account, (the
Account) as of December 31, 2007, and the related statement of operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,
2007 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National
Variable Annuity Separate Account as of December 31, 2007 and the results of their operations for the year, or lesser period, then ended, changes in net assets for each of the years, or lesser periods, in the two-year period then ended, and their financial highlights for each of the years, or lesser periods, in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Houston, Texas
April 30, 2008

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger          Alger         Alger
                                                                                           Income &
                                                             Small Cap       Growth        Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
105,603 shares at net asset value of $33.32                        3,519             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,837)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
57,561 shares at net asset value of $49.27                            --          2,836            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,189)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
134,650 shares at net asset value of $12.12                           --             --         1,632
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,407)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,519          2,836         1,632
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Net assets applicable to policyholders'                            3,519          2,836         1,632
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                   124            252           270
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                       698            323           199
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  351            171           185
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                     152            288           116
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Group Unallocated Variable Annuity Registered                   2,194          1,802           861
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                               120,271        273,657       310,416
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                   624,054        349,749       221,643
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              316,385        186,513       207,425
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         1,322
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                 140,024        320,903       132,341
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Group Unallocated Variable Annuity Registered               1,881,505      1,875,756       923,170
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                  1.04           0.92          0.87
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                      1.12           0.92          0.90
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.11           0.92          0.89
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          0.88
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.09           0.90          0.87
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Group Unallocated Variable Annuity Registered                    1.17           0.96          0.93
---------------------------------------------------------- -------------- -------------- ------------- --------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger      Alger MidCap   Alger Capital
                                                             Balanced        Growth      Appreciation
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
253,229 shares at net asset value of $14.61                        3,700             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,431)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
186,763 shares at net asset value of $23.62                           --          4,411            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,899)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
57,532 shares at net asset value of $55.39                            --             --         3,187
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,578)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,700          4,411         3,187
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            3,700          4,411         3,187
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   287            377           182
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     1,506            864           790
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  268            286           493
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      18            257            46
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       1,621          2,627         1,674
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               249,292        250,918       184,276
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 1,287,028        561,646       731,831
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              230,733        187,265       460,069
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                     360             99         2,153
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  15,599        171,772        43,617
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   1,329,637      1,640,400     1,487,753
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.15           1.50          0.99
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.17           1.54          1.08
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.16           1.53          1.07
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.15           1.51          1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.14           1.50          1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.22           1.60          1.12
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                          Assets                             Federated      Federated     Federated
                                                                                         High Income
                                                              Capital      U.S. Gov't       Bond-
                                                               Income      Securities     Prim. Sh.
----------------------------------------------------------- ------------- -------------- ------------- --------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
57,216 shares at net asset value of $9.62                            550             --            --

                                                            ------------- -------------- ------------- --------------
                                                            ------------- -------------- ------------- --------------
(cost $514)
-----------------------------------------------------------                                            --------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
60,282 shares at net asset value of $11.53                            --            695            --

                                                            ------------- -------------- ------------- --------------
                                                            ------------- -------------- ------------- --------------
(cost $678)
-----------------------------------------------------------                                            --------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
490,455 shares at net asset value of $7.49                            --             --         3,674
                                                            ------------- -------------- ------------- --------------
                                                            ------------- -------------- ------------- --------------
(cost $3,717)
-----------------------------------------------------------                                            --------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
                       Total Assets                                  550            695         3,674
----------------------------------------------------------- ------------- -------------- ------------- --------------

----------------------------------------------------------- ------------- -------------- ------------- ---------------
                       Liabilities
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              550            695         3,674
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------

----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    53            525           532
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        76             57           880
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   85             27           170
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      13             --           205
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         323             86         1,887
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                53,543        361,133       392,414
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    77,154         52,154       638,630
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               87,245         25,080       124,144
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  13,570             --       152,778
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     316,419         77,897     1,314,882
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  0.98           1.45          1.36
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.98           1.08          1.38
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.98           1.08          1.37
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.96             --          1.34
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.02           1.11          1.43
----------------------------------------------------------- ------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated      Federated
                                                              Mid Cap                      Quality
                                                              Growth                      Bond-Prim.   Kaufmann-Prim.
                                                            Strategies    Equity Income      Sh.            Sh.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
51,594 shares at net asset value of $30.26                         1,561             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,284)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
65,578 shares at net asset value of $16.21                            --          1,063            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $955)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
35,122 shares at net asset value of $11.34                            --             --           398             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $389)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
41,524 shares at net asset value of $18.82                            --             --            --            781
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $687)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,561          1,063           398            781
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,561          1,063           398             781
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   809            296            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       183            333           217              95
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   18             40            --              42
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      41            104            46              24
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         510            290           135             620
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               476,410        207,179            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   177,457        311,840       201,429          58,681
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               17,512         38,218            --          25,670
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  40,924        100,556        43,340          14,994
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     474,430        261,276       122,203         372,733
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.70           1.43            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.03           1.07          1.08            1.63
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.02           1.06            --            1.62
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.01           1.04          1.07            1.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.08           1.11          1.10            1.66
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                             Growth &
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,543 shares at net asset value of $17.01                             77             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $65)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
68,231 shares at net asset value of $23.91                            --          1,631            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,608)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
42,431 shares at net asset value of $45.12                            --             --         1,914             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,727)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,350 shares at net asset value of $5.98                             --             --            --             92
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $98)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    77          1,631         1,914             92
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               77          1,631         1,914              92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    77          1,631         1,914              92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                64,882        527,104       617,470          56,771
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.19           3.10          3.10            1.62
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                                                          Investment
                                                           Money Market     Overseas      Grade Bond   Asset Manager
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
584,458 shares at net asset value of $1.00                           584             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $584)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
38,899 shares at net asset value of $25.32                            --            985            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $795)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,479 shares at net asset value of $12.76                             --             --           108             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $105)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
40,306 shares at net asset value of $16.57                            --             --            --            668
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $577)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   584            985           108            668
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              584            985           108             668
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --             410
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   584            985           108             258
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --         270,081
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               410,558        402,347        56,097         113,099
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --            1.52
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.42           2.45          1.93            2.28
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                             Index 500     Contrafund       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
36,866 shares at net asset value of $164.02                        6,047             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,768)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
226,802 shares at net asset value of $27.90                           --          6,328            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $6,070)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
62,810 shares at net asset value of $15.51                            --             --           974
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $838)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 6,047          6,328           974
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            6,047          6,328           974
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 3,174          3,267           591
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 2,873          3,061           383
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             2,082,747      1,448,632       418,596
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               879,854        775,771       184,730
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.52           2.26          1.41
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  3.27           3.95          2.08
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                             Growth
                                                             Balanced     Opportunities    Mid Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
10,038 shares at net asset value of $15.83                           159             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $146)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
42,269 shares at net asset value of $22.37                            --            946            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $719)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
23,466 shares at net asset value of $36.16                            --             --           849
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $780)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   159            946           849
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              159            946           849
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --            922            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   159             24           849
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --        722,722            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               129,331         24,439       250,982
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --           1.28            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.23           0.96          3.38
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                            Aggressive
                                                              Growth      Asset Manager   Contrafund
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
155,720 shares at net asset value of $9.92                         1,545             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,442)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
333 shares at net asset value of $16.33                               --              5            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
422,911 shares at net asset value of $27.46                           --             --        11,613
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $12,555)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,545              5        11,613
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,545              5        11,613
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       227             --         3,491
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   39             --           630
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             3
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --           598
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       1,279              5         6,891
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   196,626             --     2,225,007
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               33,859             --       404,775
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         2,065
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --       391,862
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   1,062,475          4,280     4,218,459
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.16             --          1.57
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.15             --          1.56
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          1.54
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --          1.53
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.20           1.27          1.63
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                             Growth
                                                             Index 500    Opportunities    Mid Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
50,506 shares at net asset value of $162.79                        8,222             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,278)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
82,633 shares at net asset value of $22.16                            --          1,831            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,434)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
281,514 shares at net asset value of $35.63                           --             --        10,030
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $9,217)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 8,222          1,831        10,030
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            8,222          1,831        10,030
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     2,275            443         3,454
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  489             66           936
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     783             80           289
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       4,675          1,242         5,341
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 2,205,481        423,299     1,510,292
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              477,810         64,073       411,957
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                     409             --         4,554
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 779,986         78,302       129,506
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   4,352,727      1,141,318     2,244,843
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.03           1.05          2.29
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.02           1.04          2.27
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.02             --          2.26
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.00           1.02          2.23
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.07           1.09          2.38
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                           Investment      Growth &
                                                           Equity Income   Grade Bond       Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
38,607 shares at net asset value of $23.57                           910             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,016)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
51,188 shares at net asset value of $12.54                            --            642            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $627)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
37,670 shares at net asset value of $16.76                            --             --           631
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $579)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   910            642           631
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              910            642           631
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       400            247           201
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  158             --            24
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      14             13            14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      73             22            11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         265            360           381
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   308,624        231,999       146,446
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              122,034             --        17,318
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                  10,609         12,317        10,052
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  56,441         21,164         8,410
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     199,704        330,431       272,314
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.30           1.06          1.37
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.29             --          1.37
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.29           1.06          1.36
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.29           1.05          1.36
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.33           1.09          1.40
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                              Value         Value
                                                               Value       Strategies      Leaders
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
50,967 shares at net asset value of $12.97                           661             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $697)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
74,359 shares at net asset value of $12.62                            --            938            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $999)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
36,353 shares at net asset value of $13.80                            --             --           502
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $539)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   661            938           502
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              661            938           502
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       165            477            96
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --            154            39
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             6
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      43             35            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         453            272           361
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   132,071        341,099        72,702
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --        110,467        30,022
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         4,926
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  34,795         25,435            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     354,699        189,844       267,799
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.25           1.40          1.32
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --           1.40          1.31
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          1.31
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.24           1.39            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.28           1.43          1.35
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AIM            AIM           AIM            AIM
                                                                             Global                       Global
                                                             Dynamics      Health Care    Technology    Real Estate
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
12,737 shares at net asset value of $19.24                           245             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $209)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
36,615 shares at net asset value of $24.06                            --            881            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $729)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
58,791 shares at net asset value of $15.10                            --             --           888             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $771)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
165,264 shares at net asset value of $21.88                           --             --            --          3,616
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,409)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   245            881           888          3,616
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              245            881           888           3,616
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        31             61            87             953
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   31             54            43             138
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                       8             15            --             108
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         175            751           758           2,417
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    26,662         48,116       134,166         321,097
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               27,012         43,327        66,829          46,927
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                   7,493         11,824            --          37,227
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     144,481        573,615     1,129,833         781,979
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.16           1.26          0.65            2.97
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.15           1.25          0.64            2.95
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.13           1.23            --            2.90
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.21           1.31          0.67            3.09
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AIM            AIM           AIM
                                                                            Financial     Small Cap
                                                             Utilities      Services        Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
116,443 shares at net asset value of $23.97                        2,791             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,554)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
32,401 shares at net asset value of $12.26                            --            397            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $512)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
63,117 shares at net asset value of $15.53                            --             --           980
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,013)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,791            397           980
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Net assets applicable to policyholders'                            2,791            397           980
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                       857             54           208
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  472             11             1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      86             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                       1,376            332           771
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                   632,820         52,583       189,489
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              350,742         10,314         1,200
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                  64,791             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                     977,388        311,733       674,313
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                      1.35           1.03          1.10
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.34           1.02          1.09
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.32             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                        1.41           1.07          1.14
---------------------------------------------------------- -------------- -------------- ------------- --------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                MFS Variable Insurance Trust - Initial Class Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 MFS         MFS Core     MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Equity                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
91,681 shares at net asset value of $25.01                         2,293             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,864)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
80,119 shares at net asset value of $17.18                            --          1,376            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,238)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
58,698 shares at net asset value of $20.28                            --             --         1,190             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,040)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
68,017 shares at net asset value of $23.52                            --             --            --          1,600
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,230)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,293          1,376         1,190          1,600
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            2,293          1,376         1,190           1,600
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 1,159            782           805             664
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       188             63            17             440
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   57             33            30              59
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     168             95            24              20
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         721            403           314             417
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               747,832        545,954       628,738         544,762
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   263,367         76,213        18,335         395,301
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               79,829         41,019        31,861          53,371
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 240,340        118,992        25,529          18,096
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     968,703        471,175       316,823         359,514
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.55           1.43          1.28            1.22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.71           0.82          0.95            1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.71           0.81          0.94            1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.70           0.80          0.93            1.08
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.74           0.86          0.99            1.16
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                         Van Eck Worldwide Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                         Assets                            Van Eck Hard      Van Eck
                                                                            Emerging
                                                              Assets         Markets
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,304 shares at net asset value of $41.19                            177             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $136)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
26,300 shares at net asset value of $27.72                            --            729
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $435)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   177            729
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              177            729
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   177            729
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                48,216        217,702
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  3.68           3.35
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                              AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,493,562 shares at net asset value of $1.73                       2,584             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,376)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,727,156 shares at net asset value of $1.71                          --          6,373            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $6,240)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,802,450 shares at net asset value of $1.53                          --             --         4,288             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,020)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
10,561,167 shares at net asset value of $1.00                         --             --            --         10,561
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $10,561)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,584          6,373         4,288         10,561
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Payable to American National for policy terminations,                 --             --            --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Total Liabilities                                                     --             --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Net assets applicable to policyholders'                            2,584          6,373         4,288         10,561
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                   602          2,062           679            740
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                 1,343          2,414           816            294
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                       231            886         1,705            951
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   22            196            93            142
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             7             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --            100           176            422
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                         386            715           812          8,012
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                               502,225      1,230,225       463,021        621,245
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                               659,789        824,940       365,971        225,668
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                   259,558        740,053     1,415,138        861,323
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               25,085        165,109        77,686        129,703
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --            101         6,140             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --         85,657       150,035        392,322
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                     416,181        573,512       647,133      6,969,124
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest Variable Annuity II                                  1.20           1.68          1.47           1.19
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Variable Annuity                                  2.03           2.93          2.23           1.30
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - No Rider                      0.89           1.20          1.20           1.10
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 0.88           1.19          1.20           1.10
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --           1.18          1.19             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --           1.17          1.17           1.07
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
   WQ III Group Unallocated Variable Annuity                        0.93           1.25          1.25           1.15
---------------------------------------------------------- -------------- -------------- ------------- --------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AN           AN High          AN            AN
                                                            Government                    Small-Cap/   International
                                                               Bond        Yield Bond      Mid-Cap         Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,055,796 shares at net asset value of $1.05                       3,209             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,045)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,363,208 shares at net asset value of $0.81                          --          1,104            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,199)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,410,930 shares at net asset value of $0.40                          --             --           964             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $647)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,263,997 shares at net asset value of $1.00                          --             --            --          1,264
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,133)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,209          1,104           964          1,264
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            3,209          1,104           964           1,264
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   132             72            41             128
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                     2             --            29             107
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     1,279            438           169             242
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   95             90           138              26
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     167             56            --              33
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       1,534            448           587             728
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               102,474         57,108       121,256          95,603
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 1,210             --        83,664          82,105
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   976,160        349,384       457,118         229,026
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet               73,022         72,304       377,983          25,228
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 130,929         45,859            --          31,816
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   1,123,388        342,616     1,529,090         662,643
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.29           1.26          0.34            1.34
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.26             --          0.34            1.30
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.31           1.26          0.37            1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.30           1.25          0.37            1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.28           1.22            --            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.37           1.31          0.38            1.10
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                   T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                         Assets                               T. Rowe        T. Rowe       T. Rowe        T. Rowe
                                                                              Price                        Price
                                                           Price Equity   International   Price Ltd       Mid-Cap
                                                              Income          Stock       Term Bond       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
508,842 shares at net asset value of $23.69                       12,054             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $11,872)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
475,924 shares at net asset value of $17.71                           --          8,429            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,935)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
814,908 shares at net asset value of $4.94                            --             --         4,026             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,001)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
209,459 shares at net asset value of $25.02                           --             --            --          5,241
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5,112)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                12,054          8,429         4,026          5,241
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                           12,054          8,429         4,026           5,241
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 1,916            703           297           1,735
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   344            158            --             383
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     2,955          1,422           769             380
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                  887            266            89              53
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      24             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     558            518           224             135
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       5,370          5,362         2,647           2,555
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             1,042,831        429,112       213,180         654,250
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               222,047        135,383            --         189,639
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 1,852,085      1,224,019       604,346         223,923
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet              560,065        230,749        70,150          31,569
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                  15,164             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 359,532        457,909       180,482          82,003
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   3,231,851      4,432,865     1,996,675       1,446,946
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.84           1.64          1.39            2.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.55           1.17            --            2.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.60           1.16          1.27            1.70
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                 1.58           1.15          1.26            1.68
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.57             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.55           1.13          1.24            1.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.66           1.21          1.33            1.77
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2007

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                              Lazard Retirement Series
---------------------------------------------------------------------------------------------------------------------
                         Assets                               Lazard         Lazard
                                                                            Emerging
                                                             Small Cap       Markets
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
40,785 shares at net asset value of $9.98                            407             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $556)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
21,412 shares at net asset value of $25.64                            --            549
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $466)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   407            549
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              407            549
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   407            549
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               214,557        150,316
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.90           3.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr. Ratchet                   --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                        Operations                              Alger         Alger         Alger
                                                                                           Income &
                                                              Small Cap      Growth         Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                             --              9            11
   Mortality and expense charges
     WealthQuest Variable Annuity II                                (2)            (3)           (4)
     Investrac Gold Variable Annuity                                --             --            --
     Investrac Gold Annuitized Variable Annuity                     --             --            --
     WealthQuest III Variable Annuity - No Rider                    (8)            (3)           (2)
     WealthQuest III Variable Annuity -- 6 yr. Ratchet              (4)            (2)           (1)
     WealthQuest III Variable Annuity - 3% Roll-up                  --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up                  (2)            (4)           (2)
     WQ III Group Unallocated Variable Annuity                      (7)            (6)           (3)

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                     (23)            (9)           (1)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund          --             --            --

   Realized gains (losses) on sales of investments                 236            162            54

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                    236            162            54
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  251            303            64

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                             487            465           118
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         464            456           117
============================================================ ============ ============== ============= ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                        Operations                              Alger     Alger MidCap   Alger Capital
                                                              Balanced       Growth      Appreciation
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                             72             --            --
   Mortality and expense charges
     WealthQuest Variable Annuity II                                (4)            (5)           (2)
     Investrac Gold Variable Annuity                                --             --            --
     Investrac Gold Annuitized Variable Annuity                     --             --            --
     WealthQuest III Variable Annuity - No Rider                   (17)            (8)           (5)
     WealthQuest III Variable Annuity - 6 yr. Ratchet               (3)            (3)           (3)
     WealthQuest III Variable Annuity - 3% Roll-up                  --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up                  --             (3)           (1)
     WQ III Group Unallocated Variable Annuity                      (5)            (8)           (5)

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                      43            (27)          (16)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund         197            457            --

   Realized gains (losses) on sales of investments                  69            116           276

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                    266            573           276
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                   66            404           331

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                             332            977           607
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         375            950           591
============================================================ ============ ============== ============= ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                            Federated     Federated     Federated
                                                                                         High Income
                                                               Capital      U.S. Gov't      Bond-
                                                                Income      Securities    Prim. Sh.
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                              26            31           260
   Mortality and expense charges
     WealthQuest Variable Annuity II                                 (1)           (7)           (7)
     Investrac Gold Variable Annuity                                 --            --            --
     Investrac Gold Annuitized Variable Annuity                      --            --            --
     WealthQuest III Variable Annuity - No Rider                     (1)           (1)           (9)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                (1)           --            (2)
     WealthQuest III Variable Annuity - 3% Roll-up                   --            --            --
     WealthQuest III Variable Annuity - 5% Roll-up                   --            --            (3)
     WQ III Group Unallocated Variable Annuity                       (1)           --            (6)

------------------------------------------------------------ ------------- ------------- ------------- --------------
                Investment income (loss) - net                       22            23           233
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund           --            --            --

   Realized gains (losses) on sales of investments                   20            (8)           (9)

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net realized gains (losses) on investments                      20            (8)           (9)
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                   (24)           20          (140)

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net gains (losses) on investments                               (4)           12          (149)
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                           18            35            84
============================================================ ============= ============= ============= ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Federated      Federated    Federated     Federated
                                                                Mid Cap                    Quality
                                                                Growth                       Bond-     Kaufmann-Prim.
                                                               Strategies   Equity Income  Prim. Sh.        Sh.
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                               --             28          10             --
   Mortality and expense charges
     WealthQuest Variable Annuity II                                 (10)            (4)         --             --
     Investrac Gold Variable Annuity                                  --             --          --             --
     Investrac Gold Annuitized Variable Annuity                       --             --          --             --
     WealthQuest III Variable Annuity - No Rider                      (2)            (3)         (2)            (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                 --             (1)         --             --
     WealthQuest III Variable Annuity - 3% Roll-up                    --             --          --             --
     WealthQuest III Variable Annuity - 5% Roll-up                    (1)            (2)         --             --
     WQ III Group Unallocated Variable Annuity                        (2)            (1)         --             (2)

------------------------------------------------------------ -------------- -------------- ----------- --------------
                Investment income (loss) - net                       (15)           (17)           8            (3)
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund            --             --          --             24

   Realized gains (losses) on sales of investments                    96             72          --              9

------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net realized gains (losses) on investments                       96             72          --             33
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                    147            (79)          6             69

------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net gains (losses) on investments                               243             (7)          6            102
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

Net increase (decrease) in net assets resulting from
operations                                                           228             10          14             99
============================================================ ============== ============== =========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity      Fidelity     Fidelity
                                                               Growth &
                                                                Income      Equity Income     Growth     High Income
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                                1              31           15            8
   Mortality and expense charges
     WealthQuest Variable Annuity II                                  --              --           --           --
     Investrac Gold Variable Annuity                                  (1)            (26)         (25)          (1)
     Investrac Gold Annuitized Variable Annuity                       --              --           --           --
     WealthQuest III Variable Annuity - No Rider                      --              --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                 --              --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up                    --              --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up                    --              --           --           --
     WQ III Group Unallocated Variable Annuity                        --              --           --           --

------------------------------------------------------------ -------------- --------------- ------------ ------------
                Investment income (loss) - net                        --               5          (10)           7
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund             3             137            2           --

   Realized gains (losses) on sales of investments                     1              49          (77)          (5)

------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
     Net realized gains (losses) on investments                        4             186          (75)          (5)
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

   Net change in unrealized appreciation or depreciation
   of investments                                                      3            (175)         481           --

------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
     Net gains (losses) on investments                                 7              11          406           (5)
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

Net increase (decrease) in net assets resulting from
operations                                                             7              16          396            2
============================================================ ============== =============== ============ ============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity      Fidelity      Fidelity       Fidelity
                                                                                          Investment       Asset
                                                             Money Market    Overseas     Grade Bond      Manager
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                              24            32              7            44
   Mortality and expense charges
     WealthQuest Variable Annuity II                                 --            --             --            (5)
     Investrac Gold Variable Annuity                                 (7)          (14)            (2)           (4)
     Investrac Gold Annuitized Variable Annuity                      --            --             --            --
     WealthQuest III Variable Annuity - No Rider                     --            --             --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                --            --             --            --
     WealthQuest III Variable Annuity - 3% Roll-up                   --            --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up                   --            --             --            --
     WQ III Group Unallocated Variable Annuity                       --            --             --            --

------------------------------------------------------------ ------------- ------------- -------------- -------------
                Investment income (loss) - net                       17            18              5            35
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund           --            65             --            22

   Realized gains (losses) on sales of investments                   --            23             (2)           10

------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
     Net realized gains (losses) on investments                      --            88             (2)           32
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

   Net change in unrealized appreciation or depreciation
   of investments                                                    --            36              1            22

------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
     Net gains (losses) on investments                               --           124             (1)           54
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

Net increase (decrease) in net assets resulting from
operations                                                           17           142              4            89
============================================================ ============= ============= ============== =============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                            Fidelity      Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                              Index 500    Contrafund       Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                            238             57            39
   Mortality and expense charges
     WealthQuest Variable Annuity II                               (46)           (44)           (7)
     Investrac Gold Variable Annuity                               (43)           (42)           (5)
     Investrac Gold Annuitized Variable Annuity                     --             --            --
     WealthQuest III Variable Annuity - No Rider                    --             --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --             --            --
     WealthQuest III Variable Annuity - 3% Roll-up                  --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up                  --             --            --
     WQ III Group Unallocated Variable Annuity                      --             --            --

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                     149            (29)           27
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund          --          1,534            --

   Realized gains (losses) on sales of investments                 431            608           (1)

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                    431          2,142            (1)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 (280)        (1,142)          122

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                             151          1,000           121
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         300            971           148
============================================================ ============ ============== ============= ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity      Fidelity      Fidelity
                                                                              Growth
                                                               Balanced     Opportunities  Mid Cap
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                                5           --             8
   Mortality and expense charges
     WealthQuest Variable Annuity II                                  --          (11)           --
     Investrac Gold Variable Annuity                                  (2)          --           (13)
     Investrac Gold Annuitized Variable Annuity                       --           --            --
     WealthQuest III Variable Annuity - No Rider                      --           --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                 --           --            --
     WealthQuest III Variable Annuity - 3% Roll-up                    --           --            --
     WealthQuest III Variable Annuity - 5% Roll-up                    --           --            --
     WQ III Group Unallocated Variable Annuity                        --           --            --

------------------------------------------------------------ -------------- ------------ ------------- --------------
                Investment income (loss) - net                         3          (11)           (5)
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund             5           --            88

   Realized gains (losses) on sales of investments                     1           (1)          187

------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
     Net realized gains (losses) on investments                        6           (1)          275
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                      1          189          (141)

------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
     Net gains (losses) on investments                                 7          188           134
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                            10          177           129
============================================================ ============== ============ ============= ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity       Fidelity
                                                              Aggressive
                                                                Growth      Asset Manager    Contrafund
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                               --              --             83
   Mortality and expense charges
     WealthQuest Variable Annuity II                                  --              --             --
     Investrac Gold Variable Annuity                                  --              --             --
     Investrac Gold Annuitized Variable Annuity                       --              --             --
     WealthQuest III Variable Annuity - No Rider                      (2)             --            (34)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                 (1)             --            (7)
     WealthQuest III Variable Annuity - 3% Rollup                     --              --             --
     WealthQuest III Variable Annuity - 5% Rollup                     --              --            (8)
     WQ III Group Unallocated Variable Annuity                        (4)             --            (22)

------------------------------------------------------------ -------------- --------------- -------------- ----------
                Investment income (loss) - net                        (7)             --             12
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund           136              --          2,823

   Realized gains (losses) on sales of investments                    48              --            428

------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
     Net realized gains (losses) on investments                      184              --          3,251
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

   Net change in unrealized appreciation or depreciation
   of investments                                                      3              --        (1,714)

------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
     Net gains (losses) on investments                               187              --          1,537
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

Net increase (decrease) in net assets resulting from
operations                                                           180              --          1,549
============================================================ ============== =============== ============== ==========

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity     Fidelity
                                                                                Growth
                                                               Index 500    Opportunities    Mid Cap
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                              256              --         44
   Mortality and expense charges
     WealthQuest Variable Annuity II                                  --              --         --
     Investrac Gold Variable Annuity                                  --              --         --
     Investrac Gold Annuitized Variable Annuity                       --              --         --
     WealthQuest III Variable Annuity - No Rider                     (24)             (4)       (33)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                (6)              --        (13)
     WealthQuest III Variable Annuity - 3% Roll-up                    --              --         --
     WealthQuest III Variable Annuity - 5% Roll-up                   (10)             (1)        (4)
     WQ III Group Unallocated Variable Annuity                       (17)             (4)       (17)

------------------------------------------------------------ -------------- --------------- ---------- --------------
                Investment income (loss) - net                       199              (9)       (23)
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund            --              --        737

   Realized gains (losses) on sales of investments                   471              42        501

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net realized gains (losses) on investments                      471              42      1,238
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  (353)             260        (79)

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net gains (losses) on investments                               118             302      1,159
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Net increase (decrease) in net assets resulting from
operations                                                           317             293      1,136
============================================================ ============== =============== ========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity     Fidelity
                                                                              Investment    Growth &
                                                             Equity Income    Grade Bond     Income
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                               14              15          7
   Mortality and expense charges
     WealthQuest Variable Annuity II                                  --              --         --
     Investrac Gold Variable Annuity                                  --              --         --
     Investrac Gold Annuitized Variable Annuity                       --              --         --
     WealthQuest III Variable Annuity - No Rider                      (3)             (2)       (2)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                 (2)             --         --
     WealthQuest III Variable Annuity - 3% Roll-up                    --              --         --
     WealthQuest III Variable Annuity - 5% Roll-up                    (1)             --         --
     WQ III Group Unallocated Variable Annuity                        (1)             (1)       (1)

------------------------------------------------------------ -------------- --------------- ---------- --------------
                Investment income (loss) - net                         7              12          4
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund            71              --         16

   Realized gains (losses) on sales of investments                    11              (1)         8

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net realized gains (losses) on investments                       82              (1)        24
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                   (102)              5         26

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net gains (losses) on investments                               (20)              4         50
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Net increase (decrease) in net assets resulting from
operations                                                           (13)             16         54
============================================================ ============== =============== ========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity     Fidelity
                                                                                Value       Value
                                                                 Value        Strategies     Leaders
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                                3               4          6
   Mortality and expense charges
     WealthQuest Variable Annuity II                                  --              --         --
     Investrac Gold Variable Annuity                                  --              --         --
     Investrac Gold Annuitized Variable Annuity                       --              --         --
     WealthQuest III Variable Annuity - No Rider                      (1)             (4)        --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                 --              (1)        --
     WealthQuest III Variable Annuity - 3% Roll-up                    --              --         --
     WealthQuest III Variable Annuity - 5% Roll-up                    --              --         --
     WQ III Group Unallocated Variable Annuity                        (2)             (1)        (1)

------------------------------------------------------------ -------------- --------------- ---------- --------------
                Investment income (loss) - net                        --              (2)         5
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund            52              43         45

   Realized gains (losses) on sales of investments                    16              22         15

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net realized gains (losses) on investments                       68              65         60
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                    (72)            (83)       (51)

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net gains (losses) on investments                                (4)            (18)         9
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

Net increase (decrease) in net assets resulting from
operations                                                            (4)            (20)        14
============================================================ ============== =============== ========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                           AIM Variable Investment Funds
---------------------------------------------------------------------------------------------------------------------
                        Operations                               AIM           AIM           AIM         AIM Small
                                                                             Global
                                                              Dynamics     Health Care    Technology    Co. Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                             --             --            --             --
   Mortality and expense charges
     WealthQuest Variable Annuity II                                --             --            --             --
     Investrac Gold Variable Annuity                                --             --            --             --
     Investrac Gold Annuitized Variable Annuity                     --             --            --             --
     WealthQuest III Variable Annuity - No Rider                    --             (1)           (1)            (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --             (1)           (1)            --
     WealthQuest III Variable Annuity - 3% Roll-up                  --             --            --             --
     WealthQuest III Variable Annuity - 5% Roll-up                  --             --            --             --
     WQ III Group Unallocated Variable Annuity                      --             (2)           (2)            (1)

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                      --             (4)           (4)            (2)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund          --             --            --            164

   Realized gains (losses) on sales of investments                  11             35            46             66

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                     11             35            46            276
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                    5             57             4           (159)

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                              16             92            50            117
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                          16             88            46            115
============================================================ ============ ============== ============= ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                        Operations                                AIM            AIM          AIM           AIM
                                                                Global                     Financial     Small Cap
                                                              Real Estate     Utilities     Services      Equity
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                              229             50           8             --
   Mortality and expense charges
     WealthQuest Variable Annuity II                                  --             --          --             --
     Investrac Gold Variable Annuity                                  --             --          --             --
     Investrac Gold Annuitized Variable Annuity                       --             --          --             --
     WealthQuest III Variable Annuity - No Rider                     (14)            (7)         (1)            (1)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                (5)             (5)         --             --
     WealthQuest III Variable Annuity - 3% Roll-up                    --             --          --             --
     WealthQuest III Variable Annuity - 5% Roll-up                   (2)             (1)         --             --
     WQ III Group Unallocated Variable Annuity                       (10)            (4)         (1)            (2)

------------------------------------------------------------ -------------- -------------- ----------- --------------
                Investment income (loss) - net                       198             33           6            (3)
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund           547            131          32             28

   Realized gains (losses) on sales of investments                   973            169          48              5

------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net realized gains (losses) on investments                    1,520            300          80             33
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 (2,008)            53        (198)           (33)

------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net gains (losses) on investments                              (488)           353        (118)            --
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

Net increase (decrease) in net assets resulting from
operations                                                          (290)           386        (112)            (3)
============================================================ ============== ============== =========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                MFS Variable Insurance Trust - Initial Class Shares
---------------------------------------------------------------------------------------------------------------------
                        Operations                               MFS          MFS Core     MFS              MFS
                                                                                                         Investors
                                                                Growth         Equity       Research       Trust
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                              --               6          10             15
   Mortality and expense charges
     WealthQuest Variable Annuity II                                (16)            (11)        (12)            (9)
     Investrac Gold Variable Annuity
     Investrac Gold Annuitized Variable Annuity
     WealthQuest III Variable Annuity - No Rider                     (2)             (1)         (1)            (5)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                (1)             --          --             (1)
     WealthQuest III Variable Annuity - 3% Roll-up                   --              --          --             --
     WealthQuest III Variable Annuity - 5% Roll-up                   (3)             (1)         --             --
     WQ III Group Unallocated Variable Annuity                       (2)             (1)         (1)            (2)

------------------------------------------------------------ ------------- --------------- ----------- --------------
                Investment income (loss) - net                      (24)             (8)         (4)            (2)
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund           --              --          --             15

   Realized gains (losses) on sales of investments                  (57)             (1)         33            170

------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net realized gains (losses) on investments                     (57)             (1)         33            185
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                   499             142         131            (23)

------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net gains (losses) on investments                              442             141         164            162
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

Net increase (decrease) in net assets resulting from
operations                                                          418             133         160            160
============================================================ ============= =============== =========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                         Van Eck Worldwide Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Van Eck       Van Eck
                                                                             Emerging
                                                             Hard Assets     Markets
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                              --             3
   Mortality and expense charges
      WealthQuest Variable Annuity II                                (3)           (9)
     Investrac Gold Variable Annuity                                 --            --
     Investrac Gold Annuitized Variable Annuity                      --            --
     WealthQuest III Variable Annuity - No Rider                     --            --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                --            --
     WealthQuest III Variable Annuity - 3% Roll-up                   --            --
     WealthQuest III Variable Annuity - 5% Roll-up                   --            --
     WQ III Group Unallocated Variable Annuity                       --            --

------------------------------------------------------------ ------------- ------------- ------------- --------------
                Investment income (loss) - net                       (3)           (6)
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund           31           126

   Realized gains (losses) on sales of investments                   56           123

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net realized gains (losses) on investments                      87           249
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                    (7)          (26)

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net gains (losses) on investments                               80           223
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                           77           217
============================================================ ============= ============= ============= ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                        Operations                            AN Growth      AN Equity     AN            AN Money
                                                                               Income       Balanced      Market
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                              37             192         103            457
   Mortality and expense charges
     WealthQuest Variable Annuity II                                 (8)            (29)         (9)            (9)
     Investrac Gold Variable Annuity                                (20)            (38)        (12)            (3)
     Investrac Gold Annuitized Variable Annuity                      --              --          --             --
     WealthQuest III Variable Annuity - No Rider                     (3)            (11)        (20)           (14)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                --              (3)         (1)            (3)
     WealthQuest III Variable Annuity - 3% Roll-up                   --              --          --             --
     WealthQuest III Variable Annuity - 5% Roll-up                   --              (2)         (3)            (6)
     WQ III Group Unallocated Variable Annuity                       (1)             (2)         (3)           (27)

------------------------------------------------------------ ------------- --------------- ----------- --------------
                Investment income (loss) - net                        5             107          55            395
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund           36             163          13             --

   Realized gains (losses) on sales of investments                   41             164          58             --

------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net realized gains (losses) on investments                      77             327          71             --
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                    29           (438)          32             --

------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net gains (losses) on investments                              106           (111)         103             --
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

Net increase (decrease) in net assets resulting from
operations                                                          111             (4)         158            395
============================================================ ============= =============== =========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                        Operations                                AN           AN High         AN            AN
                                                              Government                   Small-Cap/   International
                                                                 Bond        Yield Bond      MidCap        Stock
------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                              130             67           --            22
   Mortality and expense charges
     WealthQuest Variable Annuity II                                  (2)            (1)          (1)           (2)
     Investrac Gold Variable Annuity                                  --             --           --            (2)
     Investrac Gold Annuitized Variable Annuity                       --             --           --            --
     WealthQuest III Variable Annuity - No Rider                     (15)            (6)          (2)           (2)
     WealthQuest III Variable Annuity - 6 yr. Ratchet                 (1)            (1)          (2)           --
     WealthQuest III Variable Annuity - 3% Roll-up                    --             --           --            --
     WealthQuest III Variable Annuity - 5% Roll-up                    (2)            (1)          --            --
     WQ III Group Unallocated Variable Annuity                        (5)            (2)          (2)           (2)

------------------------------------------------------------ -------------- -------------- ------------ -------------
                Investment income (loss) - net                       105             56           (7)           14
------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund            --             --           --            --

   Realized gains (losses) on sales of investments                   (10)           (13)          95           126

------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------
     Net realized gains (losses) on investments                      (10)           (13)          95           126
------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------

   Net change in unrealized appreciation or depreciation
   of investments                                                     90            (38)         121           (37)

------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------
     Net gains (losses) on investments                                80            (51)         216            89
------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------

Net increase (decrease) in net assets resulting from
operations                                                           185              5          209           103
============================================================ ============== ============== ============ =============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                                   T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                        Operations                             T. Rowe     T. Rowe Price     T. Rowe       T. Rowe
                                                                Price                                       Price
                                                                Equity     International    Price Ltd      Mid-Cap
                                                                Income         Stock        Term Bond      Growth
------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                             204             115           160           11
   Mortality and expense charges
     WealthQuest Variable Annuity II                                (26)             (9)           (4)         (23)
     Investrac Gold Variable Annuity                                 (5)             (2)           --           (5)
     Investrac Gold Annuitized Variable Annuity                      --              --            --           --
     WealthQuest III Variable Annuity - No Rider                    (31)            (13)           (9)          (5)
     WealthQuest III Variable Annuity - 6 yr. Ratchet               (10)             (3)           (1)          (1)
     WealthQuest III Variable Annuity - 3% Roll-up                   --              --            --           --
     WealthQuest III Variable Annuity - 5% Roll-up                   (8)             (5)           (3)          (2)
     WQ III Group Unallocated Variable Annuity                      (19)            (16)           (8)          (9)

------------------------------------------------------------ ------------- --------------- ------------- ------------
                Investment income (loss) - net                      105              67           135         (34)
------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund          715             928            --          557

   Realized gains (losses) on sales of investments                  667             313           (19)         352

------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------
     Net realized gains (losses) on investments                   1,382           1,241           (19)         909
------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (1,218)            (537)           58          (93)

------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------
     Net gains (losses) on investments                              164             704            39          816
------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------

Net increase (decrease) in net assets resulting from
operations                                                          269             771           174          782
============================================================ ============= =============== ============= ============

See accompanying notes to Separate Account financial statements.                             (continued)
                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2007

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                              Lazard Retirement Series
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Lazard        Lazard
                                                                            Emerging
                                                              SmallCap       Markets
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying mutual
   fund                                                             --              6
   Mortality and expense charges
     WealthQuest Variable Annuity II                                (6)            (8)
     Investrac Gold Variable Annuity                                --             --
     Investrac Gold Annuitized Variable Annuity                     --             --
     WealthQuest III Variable Annuity - No Rider                    --             --
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --             --
     WealthQuest III Variable Annuity - 3% Roll-up                  --             --
     WealthQuest III Variable Annuity - 5% Roll-up                  --             --
     WQ III Group Unallocated Variable Annuity                      --             --

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                      (6)            (2)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund         173             80

   Realized gains (losses) on sales of investments                  56            268

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                    229            348
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                (257)          (177)

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                            (28)            171
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        (34)            169
============================================================ ============ ============== ============= ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                              Alger     Alger       Alger
                                                                                       Income &
                                                               Small Cap     Growth      Growth
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Operations
   Investment income (loss) - net                                   (23)         (9)         (1)
   Net realized gains (losses) on investments                       236         162          54
   Net change in unrealized appreciation or depreciation of
   investments                                                      251         303          64

------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Net increase (decrease) in net assets resulting from                464         456         117
operations
------------------------------------------------------------- ------------ ----------- ----------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                  1          --          --
     Investrac Gold Variable Annuity                                 --          --          --
     Investrac Gold Annuitized Variable Annuity                      --          --          --
     WealthQuest III Variable Annuity - No Rider                     16           4           8
     WealthQuest III Variable Annuity -- 6 yr. Ratchet                2           3           3
     WealthQuest III Variable Annuity - 3% Roll-up                   --          --          --
     WealthQuest III Variable Annuity - 5% Roll-up                    1           1          --
     WQ III Group Unallocated Variable Annuity                      400         339         168

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                (70)        (23)        (19)
     Investrac Gold Variable Annuity                                 --          --          --
     Investrac Gold Annuitized Variable Annuity                      --          --          --
     WealthQuest III Variable Annuity - No Rider                    108          29          53
     WealthQuest III Variable Annuity - 6 yr. Ratchet                (6)         56         110
     WealthQuest III Variable Annuity - 3% Roll-up                   (8)         --          --
     WealthQuest III Variable Annuity - 5% Roll-up                   46         (30)         --
     WQ III Group Unallocated Variable Annuity                      (35)       (483)        (69)

------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Increase (decrease) in net assets from                              455       (104)         254
policy transactions
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------

Increase (decrease) in net assets                                   919         352         371

Net assets at the beginning of year                               2,600       2,484       1,261
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------

Net assets at the end of year                                     3,519       2,836       1,632
============================================================= ============ =========== =========== ===========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                       Net Changes                          Alger          Alger        Alger
                                                                          MidCap       Capital
                                                             Balanced     Growth     Appreciation
----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------
Operations
   Investment income (loss) - net                                 43          (27)          (16)
   Net realized gains (losses) on investments                    266          573           276
   Net change in unrealized appreciation or depreciation
   of investments                                                 66          404           331

----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------
Net increase (decrease) in net assets resulting from             375          950           591
operations
----------------------------------------------------------- ----------- ------------ ------------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              --           --             1
     Investrac Gold Variable Annuity                              --           --            --
     Investrac Gold Annuitized Variable Annuity                   --           --            --
     WealthQuest III Variable Annuity - No Rider                  39           38            38
     WealthQuest III Variable Annuity - 6 yr. Ratchet              3            2             5
     WealthQuest III Variable Annuity - 3% Roll-up                --           --            --
     WealthQuest III Variable Annuity - 5% Roll-up                --            1            --
     WQ III Group Unallocated Variable Annuity                   332          449           348

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             (32)         (79)           19
     Investrac Gold Variable Annuity                              --           --            --
     Investrac Gold Annuitized Variable Annuity                   --           --            --
     WealthQuest III Variable Annuity - No Rider                 (99)         171           511
     WealthQuest III Variable Annuity - 6 yr. Ratchet             22           31           370
     WealthQuest III Variable Annuity - 3% Roll-up                --           --            --
     WealthQuest III Variable Annuity - 5% Roll-up                (1)          49             6
     WQ III Group Unallocated Variable Annuity                  (266)        (158)           15

----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------
Increase (decrease) in net assets from                            (2)         504         1,313
policy transactions
----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------

Increase (decrease) in net assets                                373        1,454         1,904

Net assets at the beginning of year                            3,327        2,957         1,283
----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------

Net assets at the end of year                                  3,700        4,411         3,187
=========================================================== =========== ============ ============= ===========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                    Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated    Federated
                                                                           U.S.
                                                               Capital     Gov't       High Income
                                                                Income     Securities  Bond-Prim.Sh.
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Operations
   Investment income (loss) - net                                    22          23           233
   Net realized gains (losses) on investments                        20          (8)          (9)
   Net change in unrealized appreciation or depreciation
   of investments                                                   (24)         20         (140)

------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Net increase (decrease) in net assets resulting from                 18          35            84
operations
------------------------------------------------------------ ------------- ----------- ------------- ---------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                 --          --            --
     Investrac Gold Variable Annuity                                 --          --            --
     Investrac Gold Annuitized Variable Annuity                      --          --            --
     WealthQuest III Variable Annuity - No Rider                     --           7             5
     WealthQuest III Variable Annuity -- 6 yr. Ratchet               --          14             1
     WealthQuest III Variable Annuity - 3% Roll-up                   --          --            --
     WealthQuest III Variable Annuity - 5% Roll-up                   --          --            --
     WQ III Group Unallocated Variable Annuity                      105          30           411

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                 (3)       (186)         (167)
     Investrac Gold Variable Annuity                                 --          --            --
     Investrac Gold Annuitized Variable Annuity                      --          --            --
     WealthQuest III Variable Annuity - No Rider                    (37)         22           200
     WealthQuest III Variable Annuity - 6 yr. Ratchet                --           8           (12)
     WealthQuest III Variable Annuity - 3% Roll-up                   --          --            --
     WealthQuest III Variable Annuity - 5% Roll-up                   (1)         --            22
     WQ III Group Unallocated Variable Annuity                      (66)         39           (12)

------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Increase (decrease) in net assets from                               (2)        (66)          448
policy transactions
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------

Increase (decrease) in net assets                                    16         (31)          532

Net assets at the beginning of year                                 534         726         3,142
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------

Net assets at the end of year                                       550         695         3,674
============================================================ ============= =========== ============= =========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                    Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Federated    Federated   Federated    Federated
                                                              Mid Cap                 Quality
                                                               Growth     Equity      Bond-       Kaufmann-Prim.
                                                             Strategies     Income    Prim. Sh.       Sh.
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Operations
   Investment income (loss) - net                                  (15)         17          (8)          (3)
   Net realized gains (losses) on investments                       96          72          --           33
   Net change in unrealized appreciation or depreciation
   of investments                                                  147         (79)          6           69

----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Net increase (decrease) in net assets resulting from               228          10          14           99
operations
----------------------------------------------------------- ------------- ----------- ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                 1          --          --           --
     Investrac Gold Variable Annuity                                --          --          --           --
     Investrac Gold Annuitized Variable Annuity                     --          --          --           --
     WealthQuest III Variable Annuity - No Rider                     2          18           6            4
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --          --          --           --
     WealthQuest III Variable Annuity - 3% Rollup                   --          --          --           --
     WealthQuest III Variable Annuity - 5% Rollup                   --          --          --           --
     WQ III Group Unallocated Variable Annuity                     128          94          25          192

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              (193)       (118)         --           --
     Investrac Gold Variable Annuity                                --          --          --           --
     Investrac Gold Annuitized Variable Annuity                     --          --          --           --
     WealthQuest III Variable Annuity - No Rider                    16         169         111           58
     WealthQuest III Variable Annuity - 6 yr. Ratchet               (8)         --          --           36
     WealthQuest III Variable Annuity - 3% Roll-up                  --          --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up                 (15)        (8)          42          (2)
     WQ III Group Unallocated Variable Annuity                     (23)      (128)          37           61

----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Increase (decrease) in net assets from                            (92)          27         221          349
policy transactions
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------

Increase (decrease) in net assets                                  136          37         235          448

Net assets at the beginning of year                              1,425       1,026         163          333
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------

Net assets at the end of year                                    1,561       1,063         398          781
=========================================================== ============= =========== =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity      Fidelity    Fidelity
                                                            Growth &      Equity                   High
                                                             Income       Income        Growth       Income
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Operations
   Investment income (loss) - net                                 --            5           (10)          7
   Net realized gains (losses) on investments                      4          186           (75)         (5)
   Net change in unrealized appreciation or
   depreciation of investments                                     3         (175)          481          --

--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Net increase (decrease) in net assets resulting from               7           16           396           2
operations
--------------------------------------------------------- ------------- ------------ ------------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              --           --            --          --
     Investrac Gold Variable Annuity                               2           11            45           1
     Investrac Gold Annuitized Variable Annuity                   --           --            --          --
     WealthQuest III Variable Annuity - No Rider                  --           --            --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --           --            --          --
     WealthQuest III Variable Annuity - 3% Roll-up                --           --            --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --           --            --          --
     WQ III Group Unallocated Variable Annuity                    --           --            --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             --           --            --          --
     Investrac Gold Variable Annuity                            (11)        (318)         (285)        (13)
     Investrac Gold Annuitized Variable Annuity                  --           --            --         (23)
     WealthQuest III Variable Annuity - No Rider                 --           --            --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --            --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --            --          --
     WQ III Group Unallocated Variable Annuity                   --           --            --          --

--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Increase (decrease) in net assets from                           (9)        (307)         (240)        (35)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------

Increase (decrease) in net assets                                (2)        (291)           156        (33)

Net assets at the beginning of year                               79        1,922         1,758         125
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------

Net assets at the end of year                                     77        1,631         1,914          92
========================================================= ============= ============ ============= ===========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity    Fidelity    Fidelity     Fidelity
                                                                Money                Investment      Asset
                                                               Market     Overseas   Grade Bond     Manager
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Operations
   Investment income (loss) - net                                   17         18            5           35
   Net realized gains (losses) on investments                       --         88           (2)          32
   Net change in unrealized appreciation or depreciation
   of investments                                                   --         36            1           22

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Net increase (decrease) in net assets resulting from                17        142            4           89
operations
------------------------------------------------------------ ------------ ---------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                --         --           --           --
     Investrac Gold Variable Annuity                                --         22           14            2
     Investrac Gold Annuitized Variable Annuity                     --         --           --           --
     WealthQuest III Variable Annuity - No Rider                    --         --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --         --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up                  --         --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up                  --         --           --           --
     WQ III Group Unallocated Variable Annuity                      --         --           --           --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                --         --           --         (84)
     Investrac Gold Variable Annuity                               286        (98)         (74)       (123)
     Investrac Gold Annuitized Variable Annuity                     --        (34)          --           --
     WealthQuest III Variable Annuity - No Rider                    --         --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --         --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up                  --         --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up                  --         --           --           --
     WQ III Group Unallocated Variable Annuity                      --         --           --           --

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Increase (decrease) in net assets from                             286       (110)        (60)        (205)
policy transactions
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

Increase (decrease) in net assets                                  303         32         (56)        (116)

Net assets at the beginning of year                                281        953          164          784
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

Net assets at the end of year                                      584        985          108          668
============================================================ ============ ========== ============ ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Fidelity     Fidelity    Fidelity
                                                                                        Asset
                                                                                        Mgr.
                                                              Index 500    Contrafund    Growth
------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------
Operations
   Investment income (loss) - net                                   149          (29)        27
   Net realized gains (losses) on investments                       431        2,142         (1)
   Net change in unrealized appreciation or depreciation
   of investments                                                  (280)      (1,142)       122

------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------
Net increase (decrease) in net assets resulting from                300          971        148
operations
------------------------------------------------------------ ------------- ------------ ---------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                  3            4         --
     Investrac Gold Variable Annuity                                108           99         42
     Investrac Gold Annuitized Variable Annuity                      --           --         --
     WealthQuest III Variable Annuity - No Rider                     --           --         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                --           --         --
     WealthQuest III Variable Annuity - 3% Roll-up                   --           --         --
     WealthQuest III Variable Annuity - 5% Roll-up                   --           --         --
     WQ III Group Unallocated Variable Annuity                       --           --         --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             (1,192)        (952)       (59)
     Investrac Gold Variable Annuity                               (689)        (469)       (26)
     Investrac Gold Annuitized Variable Annuity                      --          (64)        --
     WealthQuest III Variable Annuity - No Rider                     --           --         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet                --           --         --
     WealthQuest III Variable Annuity - 3% Roll-up                   --           --         --
     WealthQuest III Variable Annuity - 5% Roll-up                   --           --         --
     WQ III Group Unallocated Variable Annuity                       --           --         --

------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------
Increase (decrease) in net assets from                           (1,770)      (1,382)       (43)
policy transactions
------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------

Increase (decrease) in net assets                                (1,470)        (411)       105

Net assets at the beginning of year                               7,517        6,739        869
------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------

Net assets at the end of year                                     6,047        6,328        974
============================================================ ============= ============ ========== ===========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                       Net Changes                          Fidelity      Fidelity     Fidelity
                                                                           Growth
                                                             Balanced   Opportunities   Mid Cap
----------------------------------------------------------- ----------- -------------- ---------- ------------
----------------------------------------------------------- ----------- -------------- ---------- ------------
Operations
   Investment income (loss) - net                                  3            (11)        (5)
   Net realized gains (losses) on investments                      6             (1)       275
   Net change in unrealized appreciation or depreciation
   of investments                                                  1            189       (141)

----------------------------------------------------------- ----------- -------------- ---------- ------------
----------------------------------------------------------- ----------- -------------- ---------- ------------
Net increase (decrease) in net assets resulting from              10            177        129
operations
----------------------------------------------------------- ----------- -------------- ---------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              --              5         --
     Investrac Gold Variable Annuity                               1             --         11
     Investrac Gold Annuitized Variable Annuity                   --             --         --
     WealthQuest III Variable Annuity - No Rider                  --             --         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --             --         --
     WealthQuest III Variable Annuity - 3% Roll-up                --             --         --
     WealthQuest III Variable Annuity - 5% Roll-up                --             --         --
     WQ III Group Unallocated Variable Annuity                    --             --         --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              --           (159)        --
     Investrac Gold Variable Annuity                              23              3       (433)
     Investrac Gold Annuitized Variable Annuity                   --             --         --
     WealthQuest III Variable Annuity - No Rider                  --             --         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --             --         --
     WealthQuest III Variable Annuity - 3% Roll-up                --             --         --
     WealthQuest III Variable Annuity - 5% Roll-up                --             --         --
     WQ III Group Unallocated Variable Annuity                    --             --         --

----------------------------------------------------------- ----------- -------------- ---------- ------------
----------------------------------------------------------- ----------- -------------- ---------- ------------
Increase (decrease) in net assets from                            24           (151)      (422)
policy transactions
----------------------------------------------------------- ----------- -------------- ---------- ------------
----------------------------------------------------------- ----------- -------------- ---------- ------------

Increase (decrease) in net assets                                 34             26       (293)

Net assets at the beginning of year                              125            920      1,142
----------------------------------------------------------- ----------- -------------- ---------- ------------
----------------------------------------------------------- ----------- -------------- ---------- ------------

Net assets at the end of year                                    159            946        849
=========================================================== =========== ============== ========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         YEAR ENDED DECEMBER 31, 2007

                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity     Fidelity     Fidelity
                                                             Aggressive      Asset
                                                               Growth       Manager    Contrafund
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Operations
   Investment income (loss) - net                                  (7)           --           12
   Net realized gains (losses) on investments                      184           --        3,251
   Net change in unrealized appreciation or depreciation
   of investments                                                    3           --       (1,714)

------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from               180           --        1,549
operations
------------------------------------------------------------ ------------ ------------ ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                --           --           --
     Investrac Gold Variable Annuity                                --           --           --
     Investrac Gold Annuitized Variable Annuity                     --           --           --
     WealthQuest III Variable Annuity - No Rider                     7           --          152
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --           --           43
     WealthQuest III Variable Annuity - 3% Roll-up                  --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up                  --           --           --
     WQ III Group Unallocated Variable Annuity                     258           --        1,406

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                --           --           --
     Investrac Gold Variable Annuity                                --           --           --
     Investrac Gold Annuitized Variable Annuity                     --           --           --
     WealthQuest III Variable Annuity - No Rider                   104           --          674
     WealthQuest III Variable Annuity - 6 yr. Ratchet              (3)           --           52
     WealthQuest III Variable Annuity - 3% Roll-up                  --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up                  --           --           82
     WQ III Group Unallocated Variable Annuity                     (84)          --         (841)

------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                             282           --        1,568
policy transactions
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------

Increase (decrease) in net assets                                  462           --        3,117

Net assets at the beginning of year                              1,083            5        8,496
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------

Net assets at the end of year                                    1,545            5       11,613
============================================================ ============ ============ ============ ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                               Index       Growth
                                                                500      Opportunities Mid Cap
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                 199           (9)        (23)
   Net realized gains (losses) on investments                     471           42       1,238
   Net change in unrealized appreciation or depreciation
   of investments                                                (353)         260         (79)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from              317          293       1,136
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                               --           --          --
     Investrac Gold Variable Annuity                               --           --          --
     Investrac Gold Annuitized Variable Annuity                    --           --          --
     WealthQuest III Variable Annuity - No Rider                   75            8         271
     WealthQuest III Variable Annuity - 6 yr. Ratchet              29           --           4
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up                  1           --          23
     WQ III Group Unallocated Variable Annuity                  1,041          280       1,035

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                               --           --          --
     Investrac Gold Variable Annuity                               --           --          --
     Investrac Gold Annuitized Variable Annuity                    --           --          --
     WealthQuest III Variable Annuity - No Rider                  376          184         641
     WealthQuest III Variable Annuity - 6 yr. Ratchet              (3)          50        (239)
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --         (16)
     WealthQuest III Variable Annuity - 5% Roll-up                196          (12)         40
     WQ III Group Unallocated Variable Annuity                 (1,243)         (76)       (543)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                            472          434       1,216
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                                 789          727       2,352

Net assets at the beginning of year                             7,433        1,104       7,678
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                   8,222        1,831      10,030
============================================================ =========== ============ =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                             Equity      Investment   Growth &
                                                               Income    Grade Bond     Income
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                   7           12           4
   Net realized gains (losses) on investments                      82           (1)         24
   Net change in unrealized appreciation or depreciation
   of investments                                                (102)           5          26

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from              (13)          16          54
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                               --           --          --
     Investrac Gold Variable Annuity                               --           --          --
     Investrac Gold Annuitized Variable Annuity                    --           --          --
     WealthQuest III Variable Annuity - No Rider                   27            6           5
     WealthQuest III Variable Annuity - 6 yr. Ratchet               3           --           2
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up                 --           --          --
     WQ III Group Unallocated Variable Annuity                    123           99          84

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                               --           --          --
     Investrac Gold Variable Annuity                               --           --          --
     Investrac Gold Annuitized Variable Annuity                    --           --          --
     WealthQuest III Variable Annuity - No Rider                  270           72          82
     WealthQuest III Variable Annuity - 6 yr. Ratchet              53           --          21
     WealthQuest III Variable Annuity - 3% Roll-up                 13           13          13
     WealthQuest III Variable Annuity - 5% Roll-up                 32            8           6
     WQ III Group Unallocated Variable Annuity                    (18)         108           4

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                            503          306         217
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                                 490          322         271

Net assets at the beginning of year                               420          320         360
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                     910          642         631
============================================================ =========== ============ =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                                            Value     Value
                                                               Value     Strategies    Leaders
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                  --           (2)          5
   Net realized gains (losses) on investments                      68           65          60
   Net change in unrealized appreciation or depreciation
   of investments                                                 (72)         (83)        (51)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from               (4)         (20)         14
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                               --           --          --
     Investrac Gold Variable Annuity                               --           --          --
     Investrac Gold Annuitized Variable Annuity                    --           --          --
     WealthQuest III Variable Annuity - No Rider                   12            1           1
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --            2          --
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up                 --           --          --
     WQ III Group Unallocated Variable Annuity                     59           99         116

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                               --           --          --
     Investrac Gold Variable Annuity                               --           --          --
     Investrac Gold Annuitized Variable Annuity                    --           --          --
     WealthQuest III Variable Annuity - No Rider                   76          272          77
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --          161          13
     WealthQuest III Variable Annuity - 3% Roll-up                 --           (8)         --
     WealthQuest III Variable Annuity - 5% Roll-up                 29           19          --
     WQ III Group Unallocated Variable Annuity                     74           76         (41)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                            250          622         166
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                                 246          602         180

Net assets at the beginning of year                               415          336         322
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                     661          938         502
============================================================ =========== ============ =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                       STATEMENT OF CHANGES IN NET ASSETS
                                          YEAR ENDED DECEMBER 31, 2007

                                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
                                          AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------
                       Net Changes                             AIM          AIM           AIM      AIM Small Co.
                                                                          Global
                                                            Dynamics    Health Care   Technology       Growth
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Operations
   Investment income (loss) - net                                --            (4)          (4)             (2)
   Net realized gains (losses) on investments                    11             35           46            276
   Net change in unrealized appreciation or depreciation
   of investments                                                 5             57            4          (159)

----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Net increase (decrease) in net assets resulting from             16             88           46            115
operations
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --             --           --             --
     Investrac Gold Variable Annuity                             --             --           --             --
     Investrac Gold Annuitized Variable Annuity                  --             --           --             --
     WealthQuest III Variable Annuity - No Rider                 --              3            4              8
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --             --           --             --
     WealthQuest III Variable Annuity - 3% Roll-up               --             --           --             --
     WealthQuest III Variable Annuity - 5% Roll-up               --             --           --             --
     WQ III Group Unallocated Variable Annuity                   45            182          164             69

   Policy terminations, withdrawal payments and charges:
      WealthQuest Variable Annuity II                            --             --           --             --
     Investrac Gold Variable Annuity                             --             --           --             --
     Investrac Gold Annuitized Variable Annuity                  --             --           --             --
     WealthQuest III Variable Annuity - No Rider                 (2)           (29)          12          (165)
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --             --           --            (1)
     WealthQuest III Variable Annuity - 3% Roll-up               --             --           --             --
     WealthQuest III Variable Annuity - 5% Roll-up               --             --           --             --
     WQ III Group Unallocated Variable Annuity                   35           (133)         (80)          (940)

----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Increase (decrease) in net assets from                           78             23          100        (1,029)
policy transactions
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Increase (decrease) in net assets                                94            111          146            914

Net assets at the beginning of year                             151            770          742            914
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Net assets at the end of year                                   245            881          888             --
=========================================================== ========== ============== ============ ===============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------
                     Net Changes                            AIM       AIM Utilities  AIM             AIM
                                                           Global                    Financial    Small Cap
                                                         Real Estate                 Services      Equity
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Operations
   Investment income (loss) - net                              198             33          6             (3)
   Net realized gains (losses) on investments                1,520            300         80             33
   Net change in unrealized appreciation or
   depreciation of investments                              (2,008)            53       (198)           (33)

------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Net increase (decrease) in net assets resulting from          (290)           386       (112)            (3)
operations
------------------------------------------------------- ------------- -------------- ---------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --             --         --             --
     Investrac Gold Variable Annuity                            --             --         --             --
     Investrac Gold Annuitized Variable Annuity                 --             --         --             --
     WealthQuest III Variable Annuity - No Rider                64             13         --            182
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --             --         --              1
     WealthQuest III Variable Annuity - 3% Roll-up              --             --         --             --
     WealthQuest III Variable Annuity - 5% Roll-up              --              3         --             --
     WQ III Group Unallocated Variable Annuity                 809            258        112            920

   Policy terminations, withdrawal payments and
   charges:
     WealthQuest Variable Annuity II                            --             --         --             --
     Investrac Gold Variable Annuity                            --             --         --             --
     Investrac Gold Annuitized Variable Annuity                 --             --         --             --
     WealthQuest III Variable Annuity - No Rider               (38)           353          7             28
     WealthQuest III Variable Annuity - 6 yr. Ratchet         (393)            33         --             --
     WealthQuest III Variable Annuity - 3% Roll-up             (38)            --         --             --
     WealthQuest III Variable Annuity - 5% Roll-up              24             (4)        --             --
     WQ III Group Unallocated Variable Annuity             (1,205)             (4)      (170)          (148)

------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Increase (decrease) in net assets from                        (777)           652        (51)           983
policy transactions
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------

Increase (decrease) in net assets                           (1,067)         1,038       (163)           980

Net assets at the beginning of year                          4,683          1,753        560             --
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------

Net assets at the end of year                                3,616          2,791        397            980
======================================================= ============= ============== ========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                             MFS Variable Insurance Trust - Initial Class Shares
--------------------------------------------------------------------------------------------------------------
                       Net Changes                         MFS Growth     MFS Core    MFS             MFS
                                                                                                   Investors
                                                                           Equity      Research      Trust
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Operations
   Investment income (loss) - net                                (24)           (8)         (4)          (2)
   Net realized gains (losses) on investments                    (57)           (1)         33          185
   Net change in unrealized appreciation or depreciation
   of investments                                                499           142         131          (23)

---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Net increase (decrease) in net assets resulting from             418           133         160          160
operations
---------------------------------------------------------- ------------ ------------- ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                               1             3          --           --
     Investrac Gold Variable Annuity                              --            --          --           --
     Investrac Gold Annuitized Variable Annuity                   --            --          --           --
     WealthQuest III Variable Annuity - No Rider                  13             2           3           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --            --          --           --
     WealthQuest III Variable Annuity - 3% Roll-up                --            --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up                --            --          --           --
     WQ III Group Unallocated Variable Annuity                   155            75          72           76

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (403)         (187)       (396)        (270)
     Investrac Gold Variable Annuity                              --            --          --           --
     Investrac Gold Annuitized Variable Annuity                   --            --          --           --
     WealthQuest III Variable Annuity - No Rider                  34            (5)        (60)         (19)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             10            --          --          (36)
     WealthQuest III Variable Annuity - 3% Roll-up                --            --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               (62)           (1)         --            1
     WQ III Group Unallocated Variable Annuity                   (79)           (4)        (20)        (303)

---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Increase (decrease) in net assets from                          (331)         (117)       (401)        (551)
policy transactions
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------

Increase (decrease) in net assets                                 87            16        (241)        (391)

Net assets at the beginning of year                            2,206         1,360       1,431        1,991
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------

Net assets at the end of year                                  2,293         1,376       1,190        1,600
========================================================== ============ ============= =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                      Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Van Eck     Van Eck
                                                             Hard        Emerging
                                                               Assets     Markets
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
   Investment income (loss) - net                                  (3)         (6)
   Net realized gains (losses) on investments                      87         249
   Net change in unrealized appreciation or depreciation
   of investments                                                  (7)        (26)

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from               77         217
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

Policy transactions
   Policy purchase payments:
     yWealthQuest Variable Annuity II                              --           1
     Investrac Gold Variable Annuity                               --          --
     Investrac Gold Annuitized Variable Annuity                    --          --
     WealthQuest III Variable Annuity - No Rider                   --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --          --
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --
     WQ III Group Unallocated Variable Annuity                     --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             (135)       (189)
     Investrac Gold Variable Annuity                               --          --
     Investrac Gold Annuitized Variable Annuity                    --          --
     WealthQuest III Variable Annuity - No Rider                   --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --          --
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --
     WQ III Group Unallocated Variable Annuity                     --          --

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                           (135)       (188)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Increase (decrease) in net assets                                 (58)         29

Net assets at the beginning of year                               235         700
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Net assets at the end of year                                     177         729
============================================================ =========== =========== ============ ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         YEAR ENDED DECEMBER 31, 2007

                                            (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------
                        Net Changes                          AN Growth    AN Equity   AN            AN Money
                                                                           Income      Balanced      Market
------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------
Operations
   Investment income (loss) - net                                   5          107          55           395
   Net realized gains (losses) on investments                      77          327          71            --
   Net change in unrealized appreciation or depreciation
   of investments                                                  29         (438)         32            --

------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------
Net increase (decrease) in net assets resulting from              111           (4)        158           395
operations
------------------------------------------------------------ ----------- ------------ ----------- -------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                1            7          --             1
     Investrac Gold Variable Annuity                               39           40          12             1
     Investrac Gold Annuitized Variable Annuity                    --           --          --            --
     WealthQuest III Variable Annuity - No Rider                    9           23         101         5,510
     WealthQuest III Variable Annuity - 6 yr. Ratchet               2            1          19           398
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --          --            58
     WealthQuest III Variable Annuity - 5% Roll-up                 --           --          --           750
     WQ III Group Unallocated Variable Annuity                     68          216         221         3,326

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             (138)        (707)       (198)          119
     Investrac Gold Variable Annuity                             (195)        (504)       (196)          219
     Investrac Gold Annuitized Variable Annuity                    --         (63)        (54)            --
     WealthQuest III Variable Annuity - No Rider                  (24)          38          63        (5,456)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             (28)         (87)        (31)         (278)
     WealthQuest III Variable Annuity - 3% Roll-up                 --          (34)         --           (58)
     WealthQuest III Variable Annuity - 5% Roll-up                 --          (32)          6          (580)
     WQ III Group Unallocated Variable Annuity                    (58)        (196)       (245)       (2,894)

------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------
Increase (decrease) in net assets from                           (324)      (1,298)       (302)        1,116
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------

Increase (decrease) in net assets                                (213)      (1,302)       (144)        1,511

Net assets at the beginning of year                             2,797        7,675       4,432         9,050
------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------

Net assets at the end of year                                   2,584        6,373       4,288        10,561
============================================================ =========== ============ =========== =============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                     Net Changes                            AN         AN High         AN             AN
                                                        Government                 Small-Cap/    International
                                                           Bond      Yield Bond      Mid-Cap        Stock
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Operations
   Investment income (loss) - net                             105           56             (7)           14
   Net realized gains (losses) on investments                 (10)         (13)            95           126
   Net change in unrealized appreciation or
   depreciation of investments                                 90          (38)           121           (37)

------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Net increase (decrease) in net assets resulting from          185            5            209           103
operations
------------------------------------------------------- ------------ ------------ -------------- -------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                           --           --             --            --
     Investrac Gold Variable Annuity                           --           --             --             4
     Investrac Gold Annuitized Variable Annuity                --           --             --            --
     WealthQuest III Variable Annuity - No Rider               15            1              1             7
     WealthQuest III Variable Annuity - 6 yr. Ratchet          --            1             --            --
     WealthQuest III Variable Annuity - 3% Roll-up             --           --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up             --           --             --            --
     WQ III Group Unallocated Variable Annuity                432          103             90           243

   Policy terminations, withdrawal payments and
   charges:
     WealthQuest Variable Annuity II                          (11)          (5)           (14)          (47)
     Investrac Gold Variable Annuity                          (11)          (4)            (9)          (16)
     Investrac Gold Annuitized Variable Annuity                --           --             --            --
     WealthQuest III Variable Annuity - No Rider              (27)         (55)           (19)           53
     WealthQuest III Variable Annuity - 6 yr. Ratchet          (3)         (14)           (15)            7
     WealthQuest III Variable Annuity - 3% Roll-up            (66)          --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up             46            1             --            --
     WQ III Group Unallocated Variable Annuity                  7         (115)          (160)         (296)

------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Increase (decrease) in net assets from                        382          (87)          (126)          (45)
policy transactions
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------

Increase (decrease) in net assets                             567          (82)            83            58

Net assets at the beginning of year                         2,642        1,186            881         1,206
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------

Net assets at the end of year                               3,209        1,104            964         1,264
======================================================= ============ ============ ============== =============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          T. Rowe       T. Rowe    T. Rowe       T. Rowe
                                                             Price          Price                    Price
                                                             Equity      InternationalPrice Ltd     Mid-Cap
                                                               Income       Stock     Term Bond     Growth
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                 105           67         135          (34)
   Net realized gains (losses) on investments                   1,382        1,241         (19)         909
   Net change in unrealized appreciation or depreciation
   of investments                                              (1,218)        (537)         58          (93)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from              269          771         174          782
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                9            2          --            6
     Investrac Gold Variable Annuity                               13            4          --           15
     Investrac Gold Annuitized Variable Annuity                    --           --          --           --
     WealthQuest III Variable Annuity - No Rider                  124           52          11            1
     WealthQuest III Variable Annuity - 6 yr. Ratchet              36           13          --           --
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up                  1           --           1           --
     WQ III Group Unallocated Variable Annuity                  1,165        1,089         733          419

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             (418)        (168)        (70)        (359)
     Investrac Gold Variable Annuity                                8           17          --           (4)
     Investrac Gold Annuitized Variable Annuity                    --           --          --           --
     WealthQuest III Variable Annuity - No Rider                  572          542          55          (34)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             162           95           2           13
     WealthQuest III Variable Annuity - 3% Roll-up                 (6)          --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up                127          337          78          (17)
     WQ III Group Unallocated Variable Annuity                   (768)          53        (195)        (639)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          1,025        2,036         615         (599)
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                               1,294        2,807         789          183

Net assets at the beginning of year                            10,760        5,622       3,237        5,058
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                  12,054        8,429       4,026        5,241
============================================================ =========== ============ =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2007

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                          Lazard Retirement Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Lazard      Lazard
                                                                         Emerging
                                                             Small Cap    Markets
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
   Investment income (loss) - net                                  (6)         (2)
   Net realized gains (losses) on investments                     229         348
   Net change in unrealized appreciation or depreciation
   of investments                                                (257)       (177)

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from             (34)         169
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                1          --
     Investrac Gold Variable Annuity                               --          --
     Investrac Gold Annuitized Variable Annuity                    --          --
     WealthQuest III Variable Annuity - No Rider                   --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --          --
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --
     WQ III Group Unallocated Variable Annuity                     --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             (138)       (329)
     Investrac Gold Variable Annuity                               --          --
     Investrac Gold Annuitized Variable Annuity                    --          --
     WealthQuest III Variable Annuity - No Rider                   --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --          --
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --
     WQ III Group Unallocated Variable Annuity                     --          --

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                           (137)       (329)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Increase (decrease) in net assets                                (171)       (160)

Net assets at the beginning of year                               578         709
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Net assets at the end of year                                     407         549
============================================================ =========== =========== ============ ============

See accompanying notes to Separate Account financial statements.                             (continued)

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                              Alger     Alger       Alger
                                                                                       Income &
                                                               Small Cap     Growth      Growth
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Operations
   Investment income (loss) - net                                  (14)        (18)          7
   Net realized gains (losses) on investments                      125         202          72
   Net change in unrealized appreciation or depreciation of
   investments                                                     201         (82)         22

------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Net increase (decrease) in net assets resulting from               312         102         101
operations
------------------------------------------------------------- ------------ ----------- ----------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                21          --          --
     Investrac Gold Variable Annuity                                --          --          --
     Investrac Gold Annuitized Variable Annuity                     --          --          --
     WealthQuest III Variable Annuity - No Rider                    11           9           7
     WealthQuest III Variable Annuity -- 6 yr. Ratchet               9          --           4
     WealthQuest III Variable Annuity - 3% Roll-up                  --          --          --
     WealthQuest III Variable Annuity - 5% Roll-up                  --          --          --
     WQ III Group Unallocated Variable Annuity                     336         362         191

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                                25         (10)        (53)
     Investrac Gold Variable Annuity                                --          --          --
     Investrac Gold Annuitized Variable Annuity                     --          --          --
     WealthQuest III Variable Annuity - No Rider                   338        (492)          1
     WealthQuest III Variable Annuity - 6 yr. Ratchet              168           4           9
     WealthQuest III Variable Annuity - 3% Roll-up                   6          --          --
     WealthQuest III Variable Annuity - 5% Roll-up                  42          35         (17)
     WQ III Group Unallocated Variable Annuity                      59        (458)       (304)

------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Increase (decrease) in net assets from                           1,015        (550)       (162)
policy transactions
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------

Increase (decrease) in net assets                                1,327        (448)        (61)

Net assets at the beginning of year                              1,273       2,932       1,322
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------

Net assets at the end of year                                    2,600       2,484       1,261
============================================================= ============ =========== =========== ===========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                       Net Changes                          Alger          Alger        Alger
                                                                          MidCap       Capital
                                                             Balanced     Growth     Appreciation
----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------
Operations
   Investment income (loss) - net                                21          (18)           (5)
   Net realized gains (losses) on investments                   248          456            53
   Net change in unrealized appreciation or depreciation
   of investments                                              (146)        (190)          126

----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------
Net increase (decrease) in net assets resulting from            123          248           174
operations
----------------------------------------------------------- ----------- ------------ ------------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --            5            --
     Investrac Gold Variable Annuity                             --           --            --
     Investrac Gold Annuitized Variable Annuity                  --           --            --
     WealthQuest III Variable Annuity - No Rider                 54           61             2
     WealthQuest III Variable Annuity - 6 yr. Ratchet            14           10             1
     WealthQuest III Variable Annuity - 3% Roll-up               --           --            --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --            --
     WQ III Group Unallocated Variable Annuity                  378          418           142

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (17)           9            (1)
     Investrac Gold Variable Annuity                             --           --            --
     Investrac Gold Annuitized Variable Annuity                  --           --            --
     WealthQuest III Variable Annuity - No Rider                (67)         111            35
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           12            22
     WealthQuest III Variable Annuity - 3% Roll-up               --           --            --
     WealthQuest III Variable Annuity - 5% Roll-up               (2)          55            (3)
     WQ III Group Unallocated Variable Annuity                 (391)        (294)           90

----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------
Increase (decrease) in net assets from                          (31)         387           288
policy transactions
----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------

Increase (decrease) in net assets                                92          635           462

Net assets at the beginning of year                           3,235        2,322           821
----------------------------------------------------------- ----------- ------------ ------------- -----------
----------------------------------------------------------- ----------- ------------ ------------- -----------

Net assets at the end of year                                 3,327        2,957         1,283
=========================================================== =========== ============ ============= ===========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                    Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated    Federated
                                                                           U.S.
                                                               Capital     Gov't       High Income
                                                                Income     Securities  Bond-Prim.Sh.
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Operations
   Investment income (loss) - net                                   23          24           232
   Net realized gains (losses) on investments                       (3)         (3)            9
   Net change in unrealized appreciation or depreciation
   of investments                                                   49           2            46

------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Net increase (decrease) in net assets resulting from                69          23           287
operations
------------------------------------------------------------ ------------- ----------- ------------- ---------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                --           2             1
     Investrac Gold Variable Annuity                                --          --            --
     Investrac Gold Annuitized Variable Annuity                     --          --            --
     WealthQuest III Variable Annuity - No Rider                    --          --             6
     WealthQuest III Variable Annuity -- 6 yr. Ratchet              --          --            --
     WealthQuest III Variable Annuity - 3% Roll-up                  --          --            --
     WealthQuest III Variable Annuity - 5% Roll-up                  --          --            --
     WQ III Group Unallocated Variable Annuity                      65           4           409

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                               (75)       (164)         (426)
     Investrac Gold Variable Annuity                                --          --            --
     Investrac Gold Annuitized Variable Annuity                     --          --            --
     WealthQuest III Variable Annuity - No Rider                     5          20            (8)
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --           4            (6)
     WealthQuest III Variable Annuity - 3% Roll-up                  --          --            --
     WealthQuest III Variable Annuity - 5% Roll-up                  (1)         --            10
     WQ III Group Unallocated Variable Annuity                     (11)          8          (164)

------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------
Increase (decrease) in net assets from                             (17)       (126)         (178)
policy transactions
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------

Increase (decrease) in net assets                                   52        (103)          109

Net assets at the beginning of year                                482         829         3,033
------------------------------------------------------------ ------------- ----------- ------------- ---------
------------------------------------------------------------ ------------- ----------- ------------- ---------

Net assets at the end of year                                      534         726         3,142
============================================================ ============= =========== ============= =========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                    Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Federated    Federated   Federated    Federated
                                                              Mid Cap                 Quality
                                                               Growth     Equity      Bond-       Kaufmann-Prim.
                                                             Strategies     Income    Prim. Sh.       Sh.
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Operations
   Investment income (loss) - net                                (14)          13           3          (1)
   Net realized gains (losses) on investments                      28          67          --            2
   Net change in unrealized appreciation or depreciation
   of investments                                                  83         118           3           24

----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Net increase (decrease) in net assets resulting from               97         198           6           25
operations
----------------------------------------------------------- ------------- ----------- ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                2          --          --           --
     Investrac Gold Variable Annuity                               --          --          --           --
     Investrac Gold Annuitized Variable Annuity                    --          --          --           --
     WealthQuest III Variable Annuity - No Rider                   51          --          --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --          --          --           --
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --           --
     WealthQuest III Variable Annuity - 5% Rollup                  --          --          --           --
     WQ III Group Unallocated Variable Annuity                     93          84          10           69

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              (84)       (122)         --           --
     Investrac Gold Variable Annuity                               --          --          --           --
     Investrac Gold Annuitized Variable Annuity                    --          --          --           --
     WealthQuest III Variable Annuity - No Rider                   22         (14)         86           20
     WealthQuest III Variable Annuity - 6 yr. Ratchet               5           9          --            3
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up                  9         (12)         --           20
     WQ III Group Unallocated Variable Annuity                    (70)       (116)         21          180

----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------
Increase (decrease) in net assets from                             28        (171)        117          292
policy transactions
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------

Increase (decrease) in net assets                                 125          27         123          317

Net assets at the beginning of year                             1,300         999          40           16
----------------------------------------------------------- ------------- ----------- ----------- ------------
----------------------------------------------------------- ------------- ----------- ----------- ------------

Net assets at the end of year                                   1,425       1,026         163          333
=========================================================== ============= =========== =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity      Fidelity    Fidelity
                                                            Growth &      Equity                   High
                                                             Income       Income        Growth       Income
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Operations
   Investment income (loss) - net                                --           38           (19)          7
   Net realized gains (losses) on investments                     2          265          (175)        (11)
   Net change in unrealized appreciation or
   depreciation of investments                                    7           12           299          16

--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Net increase (decrease) in net assets resulting from              9          315           105          12
operations
--------------------------------------------------------- ------------- ------------ ------------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --           --            --          --
     Investrac Gold Variable Annuity                              8           22            52           2
     Investrac Gold Annuitized Variable Annuity                  --           --            --          --
     WealthQuest III Variable Annuity - No Rider                 --           --            --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --            --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --            --          --
     WQ III Group Unallocated Variable Annuity                   --           --            --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             --           --            --          --
     Investrac Gold Variable Annuity                             --         (370)         (464)        (64)
     Investrac Gold Annuitized Variable Annuity                  --           --            --          (1)
     WealthQuest III Variable Annuity - No Rider                 --           --            --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --           --            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --           --            --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --           --            --          --
     WQ III Group Unallocated Variable Annuity                   --           --            --          --

--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Increase (decrease) in net assets from                            8         (348)         (412)        (63)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------

Increase (decrease) in net assets                                17          (33)         (307)        (51)

Net assets at the beginning of year                              62        1,955         2,065         176
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------

Net assets at the end of year                                    79        1,922         1,758         125
========================================================= ============= ============ ============= ===========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity    Fidelity    Fidelity     Fidelity
                                                                Money                Investment      Asset
                                                               Market     Overseas   Grade Bond     Manager
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Operations
   Investment income (loss) - net                                  11         (4)           8           13
   Net realized gains (losses) on investments                      --          6          (14)           9
   Net change in unrealized appreciation or depreciation
   of investments                                                  --        125           11           27

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Net increase (decrease) in net assets resulting from               11        127            5           49
operations
------------------------------------------------------------ ------------ ---------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                               --         --           --           --
     Investrac Gold Variable Annuity                               --         21           12            2
     Investrac Gold Annuitized Variable Annuity                    --         --           --           --
     WealthQuest III Variable Annuity - No Rider                   --         --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --         --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up                 --         --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up                 --         --           --           --
     WQ III Group Unallocated Variable Annuity                     --         --           --           --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                               --         --           --         (116)
     Investrac Gold Variable Annuity                             (64)         73         (189)         (98)
     Investrac Gold Annuitized Variable Annuity                    --         (2)          --           --
     WealthQuest III Variable Annuity - No Rider                   --         --           --           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --         --           --           --
     WealthQuest III Variable Annuity - 3% Roll-up                 --         --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up                 --         --           --           --
     WQ III Group Unallocated Variable Annuity                     --         --           --           --

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Increase (decrease) in net assets from                            (64)        92         (177)        (212)
policy transactions
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

Increase (decrease) in net assets                                 (53)       219         (172)        (163)

Net assets at the beginning of year                               334        734          336          947
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

Net assets at the end of year                                     281        953          164          784
============================================================ ============ ========== ============ ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Fidelity     Fidelity    Fidelity
                                                                                        Asset
                                                                                        Mgr.
                                                              Index 500    Contrafund    Growth
------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------
Operations
   Investment income (loss) - net                                   39           (6)         7
   Net realized gains (losses) on investments                      234        1,176        (15)
   Net change in unrealized appreciation or depreciation
   of investments                                                  749         (501)        55

------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------
Net increase (decrease) in net assets resulting from             1,022          669         47
operations
------------------------------------------------------------ ------------- ------------ ---------- -----------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                 4           32         --
     Investrac Gold Variable Annuity                                89          122         17
     Investrac Gold Annuitized Variable Annuity                     --           --         --
     WealthQuest III Variable Annuity - No Rider                    --           --         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --           --         --
     WealthQuest III Variable Annuity - 3% Roll-up                  --           --         --
     WealthQuest III Variable Annuity - 5% Roll-up                  --           --         --
     WQ III Group Unallocated Variable Annuity                      --           --         --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              (924)      (1,007)       (73)
     Investrac Gold Variable Annuity                              (867)        (309)       (33)
     Investrac Gold Annuitized Variable Annuity                     --           (3)        --
     WealthQuest III Variable Annuity - No Rider                    --           --         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet               --           --         --
     WealthQuest III Variable Annuity - 3% Roll-up                  --           --         --
     WealthQuest III Variable Annuity - 5% Roll-up                  --           --         --
     WQ III Group Unallocated Variable Annuity                      --           --         --

------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------
Increase (decrease) in net assets from                          (1,698)      (1,165)       (89)
policy transactions
------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------

Increase (decrease) in net assets                                 (676)        (496)       (42)

Net assets at the beginning of year                              8,193        7,235        911
------------------------------------------------------------ ------------- ------------ ---------- -----------
------------------------------------------------------------ ------------- ------------ ---------- -----------

Net assets at the end of year                                    7,517        6,739        869
============================================================ ============= ============ ========== ===========

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                       Net Changes                          Fidelity      Fidelity    Fidelity
                                                                           Growth
                                                             Balanced   Opportunities  Mid Cap
----------------------------------------------------------- ----------- ------------- ----------- ------------
----------------------------------------------------------- ----------- ------------- ----------- ------------
Operations
   Investment income (loss) - net                                --            (4)        (12)
   Net realized gains (losses) on investments                     6           (72)        250
   Net change in unrealized appreciation or depreciation
   of investments                                                 8           107        (135)

----------------------------------------------------------- ----------- ------------- ----------- ------------
----------------------------------------------------------- ----------- ------------- ----------- ------------
Net increase (decrease) in net assets resulting from             14            31         103
operations
----------------------------------------------------------- ----------- ------------- ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                             --             5          --
     Investrac Gold Variable Annuity                              1            --          30
     Investrac Gold Annuitized Variable Annuity                  --            --          --
     WealthQuest III Variable Annuity - No Rider                 --            --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --          --
     WQ III Group Unallocated Variable Annuity                   --            --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             --          (304)         --
     Investrac Gold Variable Annuity                             55            --          71
     Investrac Gold Annuitized Variable Annuity                  --            --          --
     WealthQuest III Variable Annuity - No Rider                 --            --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --          --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --          --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --          --
     WQ III Group Unallocated Variable Annuity                   --            --          --

----------------------------------------------------------- ----------- ------------- ----------- ------------
----------------------------------------------------------- ----------- ------------- ----------- ------------
Increase (decrease) in net assets from                           56          (299)        101
policy transactions
----------------------------------------------------------- ----------- ------------- ----------- ------------
----------------------------------------------------------- ----------- ------------- ----------- ------------

Increase (decrease) in net assets                                70          (268)        204

Net assets at the beginning of year                              55         1,188         938
----------------------------------------------------------- ----------- ------------- ----------- ------------
----------------------------------------------------------- ----------- ------------- ----------- ------------

Net assets at the end of year                                   125           920       1,142
=========================================================== =========== ============= =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         YEAR ENDED DECEMBER 31, 2006

                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity     Fidelity     Fidelity
                                                             Aggressive      Asset
                                                               Growth       Manager    Contrafund
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Operations
   Investment income (loss) - net                                  (4)          --           19
   Net realized gains (losses) on investments                      82           --        1,299
   Net change in unrealized appreciation or depreciation
   of investments                                                   2           --         (543)

------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from               80           --          775
operations
------------------------------------------------------------ ------------ ------------ ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                               --           --           --
     Investrac Gold Variable Annuity                               --           --           --
     Investrac Gold Annuitized Variable Annuity                    --           --           --
     WealthQuest III Variable Annuity - No Rider                    2           --          228
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --           --           10
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --           --
     WealthQuest III Variable Annuity - 5% Roll-up                 --           --           29
     WQ III Group Unallocated Variable Annuity                    229           --        1,426

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                               --           --           --
     Investrac Gold Variable Annuity                               --           --           --
     Investrac Gold Annuitized Variable Annuity                    --           --           --
     WealthQuest III Variable Annuity - No Rider                   23           --         (327)
     WealthQuest III Variable Annuity - 6 yr. Ratchet              --           --          129
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --            2
     WealthQuest III Variable Annuity - 5% Roll-up                 --           --           (4)
     WQ III Group Unallocated Variable Annuity                   (171)          --          (80)

------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                             83           --        1,413
policy transactions
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------

Increase (decrease) in net assets                                 163           --        2,188

Net assets at the beginning of year                               920            5        6,308
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------

Net assets at the end of year                                   1,083            5        8,496
============================================================ ============ ============ ============ ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                               Index       Growth
                                                                500      Opportunities Mid Cap
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                 41           (2)        (49)
   Net realized gains (losses) on investments                    198           24       1,371
   Net change in unrealized appreciation or depreciation
   of investments                                                651           24       (582)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from             890           46         740
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              --           --          --
     Investrac Gold Variable Annuity                              --           --          --
     Investrac Gold Annuitized Variable Annuity                   --           --          --
     WealthQuest III Variable Annuity - No Rider                  59           14         187
     WealthQuest III Variable Annuity - 6 yr. Ratchet             64           --           7
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --           --          25
     WQ III Group Unallocated Variable Annuity                 1,105          226       1,025

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              --           --          --
     Investrac Gold Variable Annuity                              --           --          --
     Investrac Gold Annuitized Variable Annuity                   --           --          --
     WealthQuest III Variable Annuity - No Rider                 323           29        (371)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             28           --          91
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          18
     WealthQuest III Variable Annuity - 5% Roll-up               123            1         (71)
     WQ III Group Unallocated Variable Annuity                  (527)        (122)       (161)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                         1,175          148         750
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                              2,065          194       1,490

Net assets at the beginning of year                            5,368          910       6,188
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                  7,433        1,104       7,678
============================================================ =========== ============ =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                             Equity      Investment   Growth &
                                                               Income    Grade Bond     Income
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                  6            4          (1)
   Net realized gains (losses) on investments                     30           (2)          9
   Net change in unrealized appreciation or depreciation
   of investments                                                 (5)           8          25

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from              31           10          33
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              --           --          --
     Investrac Gold Variable Annuity                              --           --          --
     Investrac Gold Annuitized Variable Annuity                   --           --          --
     WealthQuest III Variable Annuity - No Rider                 (62)           1          25
     WealthQuest III Variable Annuity - 6 yr. Ratchet              1           --          --
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --           --           1
     WQ III Group Unallocated Variable Annuity                    64           63          32

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              --           --          --
     Investrac Gold Variable Annuity                              --           --          --
     Investrac Gold Annuitized Variable Annuity                   --           --          --
     WealthQuest III Variable Annuity - No Rider                 164           58          10
     WealthQuest III Variable Annuity - 6 yr. Ratchet             96           --          --
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up                38           13           2
     WQ III Group Unallocated Variable Annuity                    47           25         189

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                           348          160         259
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                                379          170         292

Net assets at the beginning of year                               41          150          68
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                    420          320         360
============================================================ =========== ============ =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                                            Value     Value
                                                               Value     Strategies    Leaders
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                  2           (1)          2
   Net realized gains (losses) on investments                      3            2           9
   Net change in unrealized appreciation or depreciation
   of investments                                                 29           22          12

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from              34           23          23
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              --           --          --
     Investrac Gold Variable Annuity                              --           --          --
     Investrac Gold Annuitized Variable Annuity                   --           --          --
     WealthQuest III Variable Annuity - No Rider                  13            4          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --           --          --
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --           --          --
     WQ III Group Unallocated Variable Annuity                    33           23          36

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              --           --          --
     Investrac Gold Variable Annuity                              --           --          --
     Investrac Gold Annuitized Variable Annuity                   --           --          --
     WealthQuest III Variable Annuity - No Rider                  49          187          (4)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --           --          25
     WealthQuest III Variable Annuity - 3% Roll-up                --            6           6
     WealthQuest III Variable Annuity - 5% Roll-up                15           15          --
     WQ III Group Unallocated Variable Annuity                   164           68         213

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                           274          303         276
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                                308          326         299

Net assets at the beginning of year                              107           10          23
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                    415          336         322
============================================================ =========== ============ =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                       STATEMENT OF CHANGES IN NET ASSETS
                                          YEAR ENDED DECEMBER 31, 2006

                                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
                                          AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------
                       Net Changes                             AIM          AIM           AIM           AIM
                                                                          Global                     Small Co.
                                                            Dynamics    Health Care   Technology       Growth
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Operations
   Investment income (loss) - net                               --             (5)          (3)             (4)
   Net realized gains (losses) on investments                    8             66           24              26
   Net change in unrealized appreciation or depreciation
   of investments                                               10            (23)          53              78

----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Net increase (decrease) in net assets resulting from            18             38           74             100
operations
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                            --             --           --              --
     Investrac Gold Variable Annuity                            --             --           --              --
     Investrac Gold Annuitized Variable Annuity                 --             --           --              --
     WealthQuest III Variable Annuity - No Rider                --              2            4              22
     WealthQuest III Variable Annuity - 6 yr. Ratchet           --             --           --              --
     WealthQuest III Variable Annuity - 3% Roll-up              --             --           --              --
     WealthQuest III Variable Annuity - 5% Roll-up               6             --           --              --
     WQ III Group Unallocated Variable Annuity                  19            211          134             174

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            --             --           --              --
     Investrac Gold Variable Annuity                            --             --           --              --
     Investrac Gold Annuitized Variable Annuity                 --             --           --              --
     WealthQuest III Variable Annuity - No Rider                15              1           11              30
     WealthQuest III Variable Annuity - 6 yr. Ratchet           (1)             1          (10)             --
     WealthQuest III Variable Annuity - 3% Roll-up              --             --           --              --
     WealthQuest III Variable Annuity - 5% Roll-up               1            (65)          --              --
     WQ III Group Unallocated Variable Annuity                 (12)          (221)        (125)            (98)

----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Increase (decrease) in net assets from                          28            (71)          14             128
policy transactions
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Increase (decrease) in net assets                               46            (33)          88             228

Net assets at the beginning of year                            105            803          654             686
----------------------------------------------------------- ---------- -------------- ------------ ---------------
----------------------------------------------------------- ---------- -------------- ------------ ---------------

Net assets at the end of year                                  151            770          742             914
=========================================================== ========== ============== ============ ===============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------
                     Net Changes                            AIM       AIM Utilities  AIM
                                                           Global                    Financial
                                                         Real Estate                 Services
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Operations
   Investment income (loss) - net                              23             43          7
   Net realized gains (losses) on investments                 414            106         30
   Net change in unrealized appreciation or
   depreciation of investments                                811            141         37

------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Net increase (decrease) in net assets resulting from        1,248            290         74
operations
------------------------------------------------------- ------------- -------------- ---------- --------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                           --             --         --
     Investrac Gold Variable Annuity                           --             --         --
     Investrac Gold Annuitized Variable Annuity                --             --         --
     WealthQuest III Variable Annuity - No Rider               56             17         --
     WealthQuest III Variable Annuity - 6 yr. Ratchet           3              1         --
     WealthQuest III Variable Annuity - 3% Roll-up             --             --         --
     WealthQuest III Variable Annuity - 5% Roll-up             28             25         --
     WQ III Group Unallocated Variable Annuity                513            199         92

   Policy terminations, withdrawal payments and
   charges:
     WealthQuest Variable Annuity II                           --             --         --
     Investrac Gold Variable Annuity                           --             --         --
     Investrac Gold Annuitized Variable Annuity                --             --         --
     WealthQuest III Variable Annuity - No Rider              360            120         20
     WealthQuest III Variable Annuity - 6 yr. Ratchet         191            (86)        --
     WealthQuest III Variable Annuity - 3% Roll-up             (5)            --         --
     WealthQuest III Variable Annuity - 5% Roll-up            (36)             2         --
     WQ III Group Unallocated Variable Annuity               (269)            77       (15)

------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Increase (decrease) in net assets from                        841            355         97
policy transactions
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------

Increase (decrease) in net assets                           2,089            645        171

Net assets at the beginning of year                         2,594          1,108        389
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------

Net assets at the end of year                               4,683          1,753        560
======================================================= ============= ============== ========== ==============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                             MFS Variable Insurance Trust - Initial Class Shares
--------------------------------------------------------------------------------------------------------------
                       Net Changes                         MFS Growth     MFS Core    MFS             MFS
                                                                                                   Investors
                                                                           Equity      Research      Trust
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Operations
   Investment income (loss) - net                               (25)           (8)         (8)         (10)
   Net realized gains (losses) on investments                  (361)         (125)        (33)          59
   Net change in unrealized appreciation or depreciation
   of investments                                               526           292         166          170

---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Net increase (decrease) in net assets resulting from            140           159         125          219
operations
---------------------------------------------------------- ------------ ------------- ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              1             1          --           --
     Investrac Gold Variable Annuity                             --            --          --           --
     Investrac Gold Annuitized Variable Annuity                  --            --          --           --
     WealthQuest III Variable Annuity - No Rider                  4            --           2           --
     WealthQuest III Variable Annuity - 6 yr. Ratchet            --            --          --           --
     WealthQuest III Variable Annuity - 3% Roll-up               --            --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --            --          --           --
     WQ III Group Unallocated Variable Annuity                  109            67          42           96

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                           (590)         (330)       (279)        (269)
     Investrac Gold Variable Annuity                             --            --          --           --
     Investrac Gold Annuitized Variable Annuity                  --            --          --           --
     WealthQuest III Variable Annuity - No Rider                  9             7         (42)         (30)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             3            --          --           (1)
     WealthQuest III Variable Annuity - 3% Roll-up               --            --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up               --            (1)         --          (45)
     WQ III Group Unallocated Variable Annuity                   19           (54)        (14)         (10)

---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Increase (decrease) in net assets from                         (445)         (310)       (291)        (259)
policy transactions
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------

Increase (decrease) in net assets                              (305)         (151)       (166)         (40)

Net assets at the beginning of year                           2,511         1,511       1,597        2,031
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------

Net assets at the end of year                                 2,206         1,360       1,431        1,991
========================================================== ============ ============= =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                      Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Van Eck     Van Eck
                                                             Hard        Emerging
                                                               Assets     Markets
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
   Investment income (loss) - net                                 (3)         (5)
   Net realized gains (losses) on investments                     42         192
   Net change in unrealized appreciation or depreciation
   of investments                                                 --          35

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from              39         222
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                              11          12
     Investrac Gold Variable Annuity                              --          --
     Investrac Gold Annuitized Variable Annuity                   --          --
     WealthQuest III Variable Annuity - No Rider                  --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --          --
     WealthQuest III Variable Annuity - 3% Roll-up                --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --          --
     WQ III Group Unallocated Variable Annuity                    --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                              21        (202)
     Investrac Gold Variable Annuity                              --          --
     Investrac Gold Annuitized Variable Annuity                   --          --
     WealthQuest III Variable Annuity - No Rider                  --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --          --
     WealthQuest III Variable Annuity - 3% Roll-up                --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --          --
     WQ III Group Unallocated Variable Annuity                    --          --

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                            32        (190)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Increase (decrease) in net assets                                 71          32

Net assets at the beginning of year                              164         668
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Net assets at the end of year                                    235         700
============================================================ =========== =========== ============ ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         YEAR ENDED DECEMBER 31, 2006

                                            (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------
                        Net Changes                          AN Growth    AN Equity   AN            AN Money
                                                                           Income      Balanced      Market
------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------
Operations
   Investment income (loss) - net                                 (4)         134          53           327
   Net realized gains (losses) on investments                    128          741         107            --
   Net change in unrealized appreciation or depreciation
   of investments                                                194          358         267            --

------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------
Net increase (decrease) in net assets resulting from             318        1,233         427           327
operations
------------------------------------------------------------ ----------- ------------ ----------- -------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                               2            2          --            --
     Investrac Gold Variable Annuity                              45           45          29            --
     Investrac Gold Annuitized Variable Annuity                   --           --          --            --
     WealthQuest III Variable Annuity - No Rider                  10           60         126         3,983
     WealthQuest III Variable Annuity - 6 yr. Ratchet              3           14          --         1,131
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          --            23
     WealthQuest III Variable Annuity - 5% Roll-up                --           --          --           275
     WQ III Group Unallocated Variable Annuity                    70          169         192         3,426

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (128)      (1,204)       (222)          (98)
     Investrac Gold Variable Annuity                            (332)      (1,113)       (137)          (45)
     Investrac Gold Annuitized Variable Annuity                   --           (3)         (3)           --
     WealthQuest III Variable Annuity - No Rider                (102)        (153)       (259)       (3,845)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --            2           1        (1,385)
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          --           (23)
     WealthQuest III Variable Annuity - 5% Roll-up                --           11          15          (290)
     WQ III Group Unallocated Variable Annuity                   (48)        (122)          8        (3,379)

------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------
Increase (decrease) in net assets from                          (480)      (2,292)       (250)         (227)
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------

Increase (decrease) in net assets                               (162)      (1,059)        177           100

Net assets at the beginning of year                            2,959        8,734       4,255         8,950
------------------------------------------------------------ ----------- ------------ ----------- -------------
------------------------------------------------------------ ----------- ------------ ----------- -------------

Net assets at the end of year                                  2,797        7,675       4,432         9,050
============================================================ =========== ============ =========== =============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                     Net Changes                            AN         AN High         AN             AN
                                                        Government                 Small-Cap/    International
                                                           Bond      Yield Bond      Mid-Cap        Stock
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Operations
   Investment income (loss) - net                             85           60             (6)           14
   Net realized gains (losses) on investments                (25)           1             24            54
   Net change in unrealized appreciation or
   depreciation of investments                                 5           14             85            97

------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Net increase (decrease) in net assets resulting from          65           75            103           165
operations
------------------------------------------------------- ------------ ------------ -------------- -------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                          --           --             --            --
     Investrac Gold Variable Annuity                          --           --             --            --
     Investrac Gold Annuitized Variable Annuity               --           --             --            --
     WealthQuest III Variable Annuity - No Rider               5           22              5             6
     WealthQuest III Variable Annuity - 6 yr. Ratchet         --            1              3            --
     WealthQuest III Variable Annuity - 3% Roll-up            --           --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up            --           --             --            --
     WQ III Group Unallocated Variable Annuity               314          137            103           155

   Policy terminations, withdrawal payments and
   charges:
     WealthQuest Variable Annuity II                           2          (25)           (20)           11
     Investrac Gold Variable Annuity                         (20)          (2)             2            97
     Investrac Gold Annuitized Variable Annuity               --           --             --            --
     WealthQuest III Variable Annuity - No Rider            (156)         (95)            --            70
     WealthQuest III Variable Annuity - 6 yr. Ratchet         (3)         (12)             6             3
     WealthQuest III Variable Annuity - 3% Roll-up             5           --             --            --
     WealthQuest III Variable Annuity - 5% Roll-up            15         (11)             --            --
     WQ III Group Unallocated Variable Annuity              (414)         (80)           (37)          (16)

------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------
Increase (decrease) in net assets from                      (252)         (65)            62           326
policy transactions
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------

Increase (decrease) in net assets                           (187)          10            165           491

Net assets at the beginning of year                        2,829        1,176            716           715
------------------------------------------------------- ------------ ------------ -------------- -------------
------------------------------------------------------- ------------ ------------ -------------- -------------

Net assets at the end of year                              2,642        1,186            881         1,206
======================================================= ============ ============ ============== =============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          T. Rowe       T. Rowe    T. Rowe       T. Rowe
                                                             Price          Price                    Price
                                                             Equity      InternationalPrice Ltd     Mid-Cap
                                                               Income       Stock     Term Bond     Growth
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
   Investment income (loss) - net                                  71           25         103          (47)
   Net realized gains (losses) on investments                     864          333         (31)       1,182
   Net change in unrealized appreciation or depreciation
   of investments                                                 713          466          33         (881)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            1,648          824         105          254
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                                3            1           3            9
     Investrac Gold Variable Annuity                                7            2          --           15
     Investrac Gold Annuitized Variable Annuity                    --           --          --           --
     WealthQuest III Variable Annuity - No Rider                   91           36          32            2
     WealthQuest III Variable Annuity - 6 yr. Ratchet              31            3          --           --
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up                 10           --           3           --
     WQ III Group Unallocated Variable Annuity                  1,156          830         546          502

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                             (537)        (116)       (188)        (518)
     Investrac Gold Variable Annuity                               (1)          95          --            8
     Investrac Gold Annuitized Variable Annuity                    --           --          --           --
     WealthQuest III Variable Annuity - No Rider                 (559)        (444)         32          (50)
     WealthQuest III Variable Annuity - 6 yr. Ratchet             168           94          (5)          (4)
     WealthQuest III Variable Annuity - 3% Roll-up                 25           --          --           --
     WealthQuest III Variable Annuity - 5% Roll-up                 26           42          30           (4)
     WQ III Group Unallocated Variable Annuity                   (374)         290        (246)        (434)

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                             46          833         207         (474)
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Increase (decrease) in net assets                               1,694        1,657         312         (220)

Net assets at the beginning of year                             9,066        3,965       2,925        5,278
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

Net assets at the end of year                                  10,760        5,622       3,237        5,058
============================================================ =========== ============ =========== ============

See accompanying notes to Separate Account financial statements.                             (continued)
                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2006

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                          Lazard Retirement Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Lazard      Lazard
                                                                         Emerging
                                                             Small Cap    Markets
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
   Investment income (loss) - net                                 (8)         (5)
   Net realized gains (losses) on investments                    203         107
   Net change in unrealized appreciation or depreciation
   of investments                                                (95)         53

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from             100         155
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

Policy transactions
   Policy purchase payments:
     WealthQuest Variable Annuity II                               2           2
     Investrac Gold Variable Annuity                              --          --
     Investrac Gold Annuitized Variable Annuity                   --          --
     WealthQuest III Variable Annuity - No Rider                  --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --          --
     WealthQuest III Variable Annuity - 3% Roll-up                --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --          --
     WQ III Group Unallocated Variable Annuity                    --          --

   Policy terminations, withdrawal payments and charges:
     WealthQuest Variable Annuity II                            (376)         48
     Investrac Gold Variable Annuity                              --          --
     Investrac Gold Annuitized Variable Annuity                   --          --
     WealthQuest III Variable Annuity - No Rider                  --          --
     WealthQuest III Variable Annuity - 6 yr. Ratchet             --          --
     WealthQuest III Variable Annuity - 3% Roll-up                --          --
     WealthQuest III Variable Annuity - 5% Roll-up                --          --
     WQ III Group Unallocated Variable Annuity                    --          --

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                          (374)         50
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Increase (decrease) in net assets                               (274)        205

Net assets at the beginning of year                              852         504
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

Net assets at the end of year                                    578         709
============================================================ =========== =========== ============ ============

See accompanying notes to Separate Account financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General...American National Variable Annuity Separate Account (Separate Account) was established on July 30,
     1991 under Texas law as a separate investment account of American National Insurance Company (the
     Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     These financial statements report the results of the Subaccounts for the various variable annuity products. There are currently 67 Subaccounts within the Separate Account, although not all Subaccounts are offered in each product. Each of the Subaccounts is invested only in a corresponding Portfolio of the following mutual fund companies: The Alger American Fund, American National Investment Accounts,
     Inc., Federated Insurance Series, Fidelity Variable Insurance Products, AIM Variable Insurance Funds,
     LAZARD Retirement Series, MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T.
     Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and VAN ECK Worldwide
     Insurance Trust. The American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the
     Sponsor.

     The AIM Small Company Growth fund was merged into the AIM Small Cap Equity fund as of April 30, 2007.
     All amounts in these financial statements for the Small Company Growth fund reflect the activity through the date of the merger. All activity after the merger is shown in the results presented for the AIM Small Cap Equity fund.

Basis of Presentation...The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles.

Investments...Investments in shares of the separate investment Portfolios are stated at market value which is the net asset value per share as determined by the respective Portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes...The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the unit values of the Subaccounts are not affected by federal income taxes on distributions received by the Subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates...The preparation of financial statements in conformity with U.S. Generally Accepted
     Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2)   SECURITY PURCHASES AND SALES

For the year ended December 31, 2007, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund Portfolios) and proceeds from sales of investments in the mutual fund Portfolios were as follows (in thousands):

                                                          Purchases                   Sales
-------------------------------------------------------------------------------------------------------------
Alger Small Cap                                        $     1,077              $       644
Alger Growth                                                  551                       663
Alger Income & Growth                                      509                      256
Alger Balanced                                                 872                      635
Alger MidCap Growth                                          1,591                      657
Alger Capital Appreciation                                   1,955                      658
Federated Capital Income                                      143                       123
Federated U.S. Government Securities                         253                        295
Federated High Income Bond-Prim. Sh.                        1,232                       551
Federated Mid Cap Growth Strategies                           330                       436
Federated Equity Income                                       328                       284
Federated Quality Bond-Prim. Sh.                              259                        30
Federated Kaufmann-Prim. Sh.                                  435                        63
Fidelity Growth & Income                                    6                        13
Fidelity Equity Income                                        194                       359
Fidelity Growth                                               76                        324
Fidelity High Income                                           10                        38
Fidelity Money Market                                         584                       281
Fidelity Overseas                                             151                       179
Fidelity Investment Grade Bond                                 36                        91
Fidelity Asset Manager                                         86                       235
Fidelity Index 500                                            354                     1,975
Fidelity Contrafund                                         1,984                     1,861
Fidelity Asset Manager Growth                                    -                        -
Fidelity Balanced                                              45                        13
Fidelity Growth Opportunities                                  81                       243
Fidelity Mid Cap                                              394                       733
Fidelity Aggressive Growth II                                 607                       196
Fidelity Asset Manager Growth II                               63                        78
Fidelity Contrafund II                                       5,787                    1,384
Fidelity Index 500 II                                       2,314                     1,643
Fidelity Growth Opportunities II                              578                       153
Fidelity Mid Cap II                                         3,761                     1,831
Fidelity Equity Income II                                     748                       167
Fidelity Investment Grade Bond II                             361                        44
Fidelity Growth & Income II                               317                        79
Fidelity Value II                                             397                        95
Fidelity Value Strategies II                                  975                       316
Fidelity Value Leaders II                                     386                       171
AIM Dynamics                                                  107                        30
AIM Global Health Care                                        164                       146
AIM Technology                                                301                       205
AIM Small Company Growth                                         -                      847
AIM Global Real Estate                                      2,946                     2,978
AIM Utilities                                               1,521                       706
AIM Financial Services                                        262                       275
AIM Small Cap Equity                                         1,013                        -

                                                          Purchases                   Sales
-------------------------------------------------------------------------------------------------------------
MFS Growth                                             $      310               $       666
MFS Core Equity                                               193                       318
MFS Research                                                   99                       503
MFS Investors Trust                                           173                       711
Van Eck Hard Assets                                           136                       238
Van Eck Emerging Markets                                      165                       232
AN Growth                                                     203                       487
AN Equity Income                                              931                     1,959
AN Balanced                                                   669                       903
AN Money Market                                             7,630                     6,119
AN Government Bond                                          1,224                       738
AN High Yield Bond                                            225                       256
AN Small-Cap/Mid-Cap                                          172                       304
AN International Stock                                        481                       511
T. Rowe Price Equity Income                                 4,521                     2,674
T. Rowe Price International Stock                           4,030                       999
T. Rowe Price Limited-Term Bond                             1,453                       703
T. Rowe Price Mid-Cap Growth                                1,222                     1,298
Lazard Retirement Small Cap                                   195                       165
Lazard Emerging Markets                                       222                       472
-------------------------------------------------------------------------------------------------------------

(3)   POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges...Mortality risk and expense risk charges were assessed daily against the
Separate Account's net asset value. This fee was assessed during 2007 on policies in both the accumulation period and the annuity period, and varied by product as follows:

         Wealthquest II Variable Annuity             1.15%

         Investrac Gold Variable Annuity             1.25%

         Investrac Gold Group Unallocated            0.85%

         Group Unallocated Variable Annuity          1.15%

         Wealthquest III Variable Annuity            1.15% (with No Riders)

         Wealthquest III Variable Annuity            1.20% (with Minimum Guaranteed Death Benefit
                                                            Rider)

         Wealthquest III Variable Annuity            1.30% (3% Guaranteed Death Benefit Rider)

         Wealthquest III Variable Annuity            1.45% (5% Guaranteed Death Benefit Rider)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate
Account's net asset value for the Group Unallocated Variable Annuity changed to 0.35% plus a monthly administration fee based on total contract value as follows:

         $0 - 500,000                                         0.90%

         $500,001 - 1,000,000                                 0.70%

         $1,000,001 - 3,000,000                               0.50%

         $3,000,001 - 5,000,000                               0.25%

         $5,000,001 and above                                    0%

Monthly Administrative Charges...American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders' accounts.

Surrender Charge...On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge...A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the Subaccounts.

Premium Charges...Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging from zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from
Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4)   FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders' account balance (see preceding note).
Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all ratios are percentages):

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Alger Small Cap
2007                  3,082       $1.03 to 1.17         $ 3,519                --             1.20 to 1.55         15.43 to 16.93
2006                 2,660         0.89 to 1.00           2,600                --             1.20 to 1.55         18.18 to 19.48
2005                  1,547        0.75 to 0.83           1,273                --             1.20 to 1.55         15.08 to 16.32
2004                    868        0.65 to 0.72             618                --             1.20 to 1.55         14.77 to 16.16
2003                    709        0.57 to 0.62             431                --             1.20 to 1.55         40.16 to 41.81
Alger Growth:
2007                  3,007        0.90 to 0.96           2,836              0.93             1.20 to 1.55         18.09 to 19.52
2006                  3,133        0.76 to 0.80           2,484              0.13             1.20 to 1.55           3.54 to 4.72
2005                  3,868        0.73 to 0.77           2,932              0.22             1.20 to 1.55         10.31 to 11.81
2004                  3,381        0.67 to 0.69           2,299                --             1.20 to 1.55           3.87 to 5.13
2003                  2,678        0.64 to 0.65           1,739                --             1.20 to 1.55        32.42 to 34.16
Alger Income & Growth:
2007                  1,796        0.87 to 0.93           1,632              1.59             1.20 to 1.55           8.43 to 9.76
2006                  1,518        0.80 to 0.85           1,261              1.22             1.20 to 1.55           7.64 to 8.84
2005                  1,726        0.74 to 0.78           1,322              1.06             1.20 to 1.55           1.85 to 3.08
2004                  1,664        0.72 to 0.76           1,236              0.50             1.20 to 1.55           6.18 to 7.47
2003                  1,524        0.68 to 0.71           1,056              0.30             1.20 to 1.55         27.84 to 28.96
Alger Balanced:
2007                  3,113        1.14 to 1.22           3,700             13.40             1.20 to 1.55         10.63 to 11.98
2006                  3,121        1.03 to 1.09           3,327              6.37             1.20 to 1.55           3.12 to 4.36
2005                  3,151        1.00 to 1.04           3,235              1.66             1.20 to 1.55           6.75 to 8.04
2004                  2,821        0.94 to 0.97           2,686              1.03             1.20 to 1.55           2.95 to 4.20
2003                  2,427        0.91 to 0.93           2,228              1.85             1.20 to 1.55         17.20 to 19.08

                                   At December 31,                                   For the year ended December 31,
                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)
                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Alger MidCap Growth:
2007                  2,812      $ 1.50 to 1.60         $ 4.411             30.61             1.20 to 1.55         29.52 to 31.10
2006                  2,464        1.16 to 1.22           2,957             13.33             1.20 to 1.55           8.46 to 9.73
2005                  2,113        1.06 to 1.11           2,322              3.70             1.20 to 1.55           8.14 to 9.41
2004                  1,832        0.98 to 1.02           1,841                --             1.20 to 1.55         11.30 to 12.65
2003                  1,602        0.88 to 0.90           1,435                --             1.20 to 1.55         45.52 to 46.84
Alger Capital Appreciation:
2007                  2,910        0.99 to 1.13           3,187                --             1.20 to 1.55         31.47 to 33.07
2006                  1,545        0.75 to 0.85           1,283                --             1.20 to 1.55         17.44 to 18.85
2005                  1,177        0.64 to 0.71             821                --             1.20 to 1.55        12.69 to 13.97
2004                  1,046        0.56 to 0.62             640                --             1.20 to 1.55           6.52 to 7.81
2003                  1,216        0.53 to 0.58             691                --             1.20 to 1.55         32.39 to 34.22
Federated Capital Income:
2007                    548        0.96 to 1.02             550              4.82             1.20 to 1.55           2.43 to 3.67
2006                    550      0.93 to 0.99               534              5.30             1.20 to 1.55         13.87 to 15.44
2005                    572        0.82 to 0.86             482              4.87             1.20 to 1.55           4.58 to 5.73
2004                    694        0.78 to 0.81             555              4.18             1.20 to 1.55           8.23 to 9.54
2003                    706        0.72 to 0.74             519              6.15             1.20 to 1.55         18.63 to 19.76
Federated U.S. Government Securities:
2007                    516        1.09 to 1.45             695              4.40             1.20 to 1.55           4.91 to 5.91
2006                    535        1.03 to 1.39             726              4.26             1.20 to 1.55           2.55 to 3.77
2005                    617        1.00 to 1.35             829              3.61             1.20 to 1.55           0.35 to 0.92
2004                    702                1.34             939              4.71                     1.25                   2.32
2003                    823                1.31           1,075              3.85                     1.25                   1.09
Federated High Income Bond:
Primary Shares
2007                  2,623        1.34 to 1.43           3,674              7.63             1.20 to 1.55           1.83 to 3.06
2006                  2,308        1.32 to 1.39          3,142               8.42             1.20 to 1.55          9.11 to 10.49
2005                  2,458        1.21 to 1.26           3,033              7.76             1.20 to 1.55           1.08 to 2.23
2004                  2,174        1.19 to 1.23           2,630              7.30             1.20 to 1.55          8.76 to 10.07
2003                  2,338        1.10 to 1.12           2,580              6.49             1.20 to 1.55         20.34 to 21.43
Federated Mid Cap Growth Strategies:
2007                  1,187        1.01 to 1.70           1,561                --             1.20 to 1.55         16.19 to 17.60
2006                  1,212        0.87 to 1.46           1,425                --             1.20 to 1.55           6.58 to 7.63
2005                  1,137        0.81 to 1.36           1,300                --             1.20 to 1.55         10.97 to 12.54
2004                  1,256        0.73 to 1.22           1,341                --             1.20 to 1.55         13.65 to 15.03
2003                  1,275        0.64 to 1.07           1,242                --             1.20 to 1.55         37.93 to 39.18
Federated Equity Income:
2007                    919        1.04 to 1.43           1,063              2.67             1.20 to 1.55           0.47 to 1.69
2006                    866        1.03 to 1.42          1,026               2.15             1.20 to 1.55         21.25 to 22.71
2005                  1,013        0.85 to 1.16             999              2.42             1.20 to 1.55           1.75 to 2.97
2004                    952        0.84 to 1.14             913              1.81             1.20 to 1.55         11.10 to 12.45
2003                    795        0.75 to 1.02             700              1.51             1.20 to 1.55         25.31 to 26.39
Federated Quality Bond:
Primary Shares
2007                    367        1.07 to 1.10             398              3.57             1.20 to 1.55           3.75 to 5.55
2006                    157        1.03 to 1.05             163              2.93             1.20 to 1.55           2.56 to 3.26
2005(4)                  40        1.00 to 1.01              40                --             1.20 to 1.55          0.39 to 1.20
Federated Kaufmann:
Primary Shares
2007                    472        1.61 to 1.66             781              4.36             1.20 to 1.55         19.17 to 20.23
2006                    242        1.35 to 1.38             333              1.41             1.20 to 1.55         13.12 to 14.84
2005(4)                  13        1.20 to 1.21              16                --             1.20 to 1.55         19.83 to 20.52

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Growth & Income:
2007                     65              $ 1.19            $ 77              6.08                     1.40                  10.56
2006                     73                1.08              79              3.98                     1.40                  11.61
2005                     65                0.97              62              1.58                     1.40                   6.14
2004                     63                0.91              58              0.86                     1.40                   4.23
2003                     63                0.87              55              1.41                     1.40                  22.05
Fidelity Equity Income:
2007                    527                3.10           1,631              9.45                     1.40                   0.11
2006                    622                3.09           1,922             14.90                     1.40                  18.53
2005                    750                2.61           1,955              5.28                     1.40                   4.39
2004                    870                2.50           2,173              1.92             0.95 to 1.40          9.97 to 10.14
2003                  1,001                2.27           2,275              1.73             0.95 to 1.40         28.52 to 28.71
Fidelity Growth:
2007                    617                3.10           1,914              0.90                     1.40                  25.19
2006                    710                2.48           1,758              0.42                     1.40                   5.37
2005                    879                2.35           2,065              0.53                     1.40                   4.33
2004                  1,117                2.25           2,514              0.28             0.95 to 1.40           1.94 to 2.09
2003                  1,117                2.21           2,468              0.27             0.95 to 1.40         31.00 to 31.20
Fidelity High Income:
2007                     57                1.62              92              7.90             0.95 to 1.40                   1.35
2006                     78        1.60 to 1.61             125              6.22             0.95 to 1.40           9.35 to 9.86
2005                    121                1.46             176             14.82             0.95 to 1.40           1.43 to 1.60
2004                    152                1.44             219              7.73             0.95 to 1.40           8.07 to 8.23
2003                    230                1.33             305              6.97             0.95 to 1.40         25.50 to 25.69
Fidelity Money Market:
2007                    411                1.42             584              5.54                     1.40                   3.74
2006                    205                1.37             281              4.88                     1.40                   3.40
2005                    252                1.33             334              2.93                     1.40                   1.61
2004                    279                1.31             364              1.13             0.95 to 1.40         -0.20 to -0.05
2003                    282                1.31             369              0.98             0.95 to 1.40         -0.41 to -0.26
Fidelity Overseas:
2007                    402                2.45             985              9.96             0.95 to 1.40                  15.67
2006                    450        2.12 to 2.13             953              1.43             0.95 to 1.40         16.45 to 16.62
2005                    404        1.82 to 1.83             734              1.02             0.95 to 1.40         17.39 to 17.57
2004                    410                1.55             635              1.18             0.95 to 1.40         12.05 to 12.22
2003                    375                1.38             518              1.47             0.95 to 1.40         41.38 to 41.59
Fidelity Investment Grade Bond:
2007                     56                1.93             108              5.09                     1.40                   2.89
2006                     87                1.87             164              4.63                     1.40                   2.91
2005                    185                1.82             336              6.23                     1.40                   0.77
2004                    215                1.81             389              7.72             0.95 to 1.40           3.00 to 3.15
2003                    337                1.76             592              5.35             0.95 to 1.40           3.74 to 3.90

                                   At December 31,                                   For the year ended December 31,
                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)
                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Asset Manager:
2007                    383      $ 1.52 to 2.28           $ 668              9.11             1.25 to 1.40         13.89 to 14.06
2006                    502        1.33 to 2.00             784              2.81             1.25 to 1.40           5.83 to 5.88
2005                    642        1.26 to 1.89             947              2.74             1.25 to 1.40           2.60 to 3.03
2004                    759        1.22 to 1.84           1,096              2.74             1.25 to 1.40           4.00 to 4.16
2003                    852        1.17 to 1.77           1,173              3.74             1.25 to 1.40         16.34 to 16.51
Fidelity Index 500:
2007                  2,963        1.52 to 3.27           6,047              3.51             0.95 to 1.40           3.97 to 4.12
2006                  3,922        1.46 to 3.14           7,517              1.80             0.95 to 1.40         14.13 to 14.30
2005                  4,871        1.28 to 2.75           8,193              1.80             0.95 to 1.40           3.37 to 3.50
2004                  5,892        1.24 to 2.66           9,422              1.31             0.95 to 1.40           9.07 to 9.24
2003                  6,545        1.13 to 2.44           9,523              1.51             0.95 to 1.40         26.63 to 26.82
Fidelity Contrafund:
2007                  2,224        2.26 to 3.95           6,328             24.35             0.95 to 1.40         15.95 to 16.14
2006                  2,793        1.94 to 3.42           6,739              9.08             0.95 to 1.40         10.17 to 10.34
2005                  3,388        1.76 to 3.10           7,235              0.30             0.95 to 1.40         15.31 to 15.49
2004                  3,525        1.52 to 2.69           6,429              0.33             0.95 to 1.40         13.87 to 14.04
2003                  3,914        1.34 to 2.36           6,172              0.48             0.95 to 1.40         26.68 to 26.87
Fidelity Asset Manager Growth:
2007                    603        1.41 to 2.07             974              4.24             0.95 to 1.40         17.30 to 17.32
2006                    640        1.20 to 1.77             869              2.01             0.95 to 1.40           5.51 to 5.79
2005                    713        1.14 to 1.68             911              2.28             0.95 to 1.40           2.45 to 2.63
2004                    800        1.11 to 1.64             992              2.39             0.95 to 1.40           4.51 to 4.66
2003                    907        1.06 to 1.57           1,068              3.08             0.95 to 1.40         21.62 to 21.81
Fidelity Balanced:
2007                    129                1.23             159              6.82                     1.40                   7.52
2006                    109                1.14             125              3.49                     1.40                  10.16
2005                     53                1.04              55              1.49                     1.40                   4.29
2004                     21                0.99              21              4.88                     1.40                   4.00
2003                     48                0.96              45              2.38                     1.40                  16.09
Fidelity Growth Opportunities:
2007                    747        0.96 to 1.28             946                --             1.25 to 1.40         21.46 to 21.65
2006                    883        0.79 to 1.05             920              0.77             1.25 to 1.40           4.00 to 4.15
2005                  1,185        0.76 to 1.01           1,188              0.88             1.25 to 1.40           7.38 to 7.54
2004                  1,511        0.71 to 0.94           1,405              0.56             1.25 to 1.40           5.70 to 5.86
2003                  1,800        0.67 to 0.88           1,577              0.78             1.25 to 1.40         28.07 to 28.26
Fidelity Mid Cap:
2007                    251                3.38             849              9.69                     1.40                  14.01
2006                    385                2.97           1,142             12.37                     1.40                  11.14
2005                    351                2.67             938              1.65                     1.40                  16.66
2004                    402                2.29             919                --                     1.40                  23.18
2003                    448                1.86             832              0.41                     1.40                  36.71
Fidelity Aggressive Growth II:
2007                  1,293        1.15 to 1.20           1,545             10.34             1.20 to 1.55         15.79 to 16.91
2006                  1,057        0.99 to 1.03           1,083              5.20             1.20 to 1.55           6.64 to 7.92
2005                    967        0.93 to 0.95             920              3.38             1.20 to 1.55           6.35 to 7.36
2004                    765        0.87 to 0.89             678                --             1.20 to 1.55           8.27 to 9.58
2003                    535        0.80 to 0.81             434                --             1.20 to 1.55         28.28 to 29.45

                                   At December 31,                                   For the year ended December 31,
                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)
                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Asset Manager II:
2007                      4              $ 1.27             $ 5              8.45             1.20 to 1.55                  14.77
2006                      4                1.11               5              2.52             1.20 to 1.55                   6.76
2005                      4                1.04               5              2.39             1.20 to 1.55                   3.42
2004                      5                1.00               5              2.47             1.20 to 1.55           3.56 to 4.81
2003                      5                0.96               4                --             1.20 to 1.55         15.85 to 16.91
Fidelity Contrafund II:
2007                  7,242        1.53 to 1.63          11,613             28.90             1.20 to 1.55         15.49 to 16.89
2006                  6,163        1.32 to 1.40           8,496             10.08             1.20 to 1.55          9.73 to 11.04
2005                  5,073        1.20 to 1.26           6,308              0.12             1.20 to 1.55         14.85 to 16.21
2004                  3,400        1.05 to 1.08           3,647              0.17             1.20 to 1.55         13.38 to 14.76
2003                  2,380        0.93 to 0.94           2,235              0.24             1.20 to 1.55         26.23 to 27.37
Fidelity Index 500 II:
2007                  7,816        1.00 to 1.07           8,222              3.27             1.20 to 1.55           3.56 to 4.79
2006                  7,358        0.97 to 1.02           7,433              1.31             1.20 to 1.55         13.67 to 15.06
2005                  6,087        0.85 to 0.89           5,368              1.46             1.20 to 1.55           2.95 to 4.19
2004                  5,311        0.83 to 0.85           4,506              1.00             1.20 to 1.55           8.64 to 9.96
2003                  3,999        0.76 to .078           3,095              0.95             1.20 to 1.55         26.12 to 27.47
Fidelity Growth Opportunities II:
2007                  1,707        1.02 to 1.09           1,831                --             1.20 to 1.55         21.01 to 22.47
2006                  1,255        0.84 to 0.89           1,104              0.42             1.20 to 1.55           3.51 to 4.75
2005                  1,081        0.81 to 0.85             910              0.57             1.20 to 1.55           6.66 to 8.30
2004                    648        0.77 to 0.78             508              0.26             1.20 to 1.55           5.24 to 6.52
2003                    413        0.73 to 0.74             304              0.66             1.20 to 1.55         27.42 to 28.07
Fidelity Mid Cap II:
2007                  4,301        2.23 to 2.38          10,030              8.82             1.20 to 1.55         13.55 to 14.90
2006                  3,767        1.97 to 2.07           7,678             11.70             1.20 to 1.55         10.68 to 12.01
2005                  3,393        1.78 to 1.85           6,188              1.35             1.20 to 1.55         16.20 to 17.64
2004                  2,460        1.53 to 1.57           3,830                --             1.20 to 1.55         22.73 to 24.22
2003                  1,448        1.25 to 1.27           1,825              0.18             1.20 to 1.55         36.13 to 37.36
Fidelity Equity Income II:
2007                    697        1.29 to 1.33             910             12.75             1.20 to 1.55          -0.29 to 0.74
2006                    322        1.29 to 1.32             420             15.15             1.20 to 1.55         18.09 to 19.72
2005(4)                  37        1.09 to 1.10              41                --             1.20 to 1.55          9.46 to 10.09
Fidelity Investment Grade Bond II:
2007                    596        1.05 to 1.09             642              3.10             1.20 to 1.55           2.48 to 3.72
2006                    308      1.03 to 1.05               320              2.51             1.20 to 1.55           2.54 to 3.77
2005(4)                 149                1.01             150                --             1.20 to 1.55           0.56 to 1.13
Fidelity Growth & Income II:
2007                    455        1.36 to 1.40             631              4.54             1.20 to 1.55         10.13 to 11.46
2006                    287        1.23 to 1.25             360              2.27             1.20 to 1.55         11.13 to 12.46
2005(4)                  61        1.11 to 1.12              68                --             1.20 to 1.55         10.95 to 11.85
Fidelity Value II:
2007                    522        1.24 to 1.28             661             10.18             1.20 to 1.55           0.29 to 1.50
2006                    331        1.24 to 1.26             415              1.83             1.20 to 1.55         12.66 to 14.40
2005(4)                  97                1.10             107              0.61             1.20 to 1.55           9.75 to 10.0

                                   At December 31,                                   For the year ended December 31,
                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)
                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Value Strategies II:
2007                    667      $ 1.39 to 1.43           $ 938              7.28             1.20 to 1.55           3.81 to 5.07
2006                    249        1.34 to 1.36             336              1.20             1.20 to 1.55         14.23 to 15.61
2005(4)                   9                1.18              10                --                     1.55                  17.84
Fidelity Value Leaders II:
2007                    375        1.31 to 1.35             502             12.22             1.20 to 1.55           2.76 to 3.85
2006                    249        1.27 to 1.30             322              4.69             1.20 to 1.55         13.11 to 14.46
2005(4)                  20                1.13              23              0.87             1.20 to 1.55         12.52 to 13.16
AIM Dynamics:
2007                    206        1.13 to 1.21             245                --             1.20 to 1.55         10.45 to 11.79
2006                    142        1.03 to 1.08             151                --             1.20 to 1.55         14.34 to 15.71
2005                    114        0.91 to 0.93             105                --             1.20 to 1.55          9.29 to 10.33
2004                    110        0.83 to 0.85              92                --             1.20 to 1.55         11.59 to 12.94
2003                    110        0.74 to 0.75              82                --             1.20 to 1.55         35.70 to 37.47
AIM Global Health Care:
2007                    677        1.23 to 1.31             881                --             1.20 to 1.55         10.13 to 11.46
2006                    660        1.12 to 1.18             770                --             1.20 to 1.55           3.62 to 4.87
2005                    722        1.08 to 1.12             803                --             1.20 to 1.55           6.49 to 7.77
2004                    579        1.01 to 1.04             599                --             1.20 to 1.55           5.91 to 7.19
2003                    544        0.96 to 0.97             527                --             1.20 to 1.55         25.82 to 27.00
AIM Technology:
2007                  1,331        0.64 to 0.67             888                --             1.20 to 1.55           6.31 to 7.23
2006                  1,192        0.60 to .063             742                --             1.20 to 1.55          8.79 to 10.20
2005                  1,156        0.55 to 0.57             654                --             1.20 to 1.55           0.85 to 1.82
2004                  1,065        0.55 to 0.56             593                --             1.20 to 1.55           3.02 to 4.27
2003                    573        0.53 to 0.54             307                --             1.20 to 1.55         43.06 to 44.35
AIM Global Real Estate:
2007                  1,187        2.90 to 3.09           3,616             18.71             1.20 to 1.55         -7.00 to -5.88
2006                  1,445        3.12 to 3.28           4,683              4.53             1.20 to 1.55         40.42 to 42.12
2005                  1,131        2.22 to 2.31           2,594              3.99             1.20 to 1.55         12.48 to 13.79
2004                  1,032        1.97 to 2.03           2,082              2.94             1.20 to 1.55         34.48 to 36.10
2003                    754        1.47 to 1.49           1,120              2.57             1.20 to 1.55         36.69 to 37.92
AIM Utilities:
2007                  2,026        1.32 to 1.41           2.791              7.96             1.20 to 1.55         18.78 to 20.22
2006                  1,521        1.11 to 1.17           1,753              5.02             1.20 to 1.55         23.54 to 24.81
2005                  1,199        0.90 to 0.94           1,108              3.94             1.20 to 1.55         15.04 to 16.63
2004                    263        0.79 to 0.81             212              1.92             1.20 to 1.55         21.65 to 23.12
2003                    145                0.65              95              1.72             1.20 to 1.55         15.66 to 16.72
AIM Financial Services:
2007                    375        1.02 to 1.07             397              8.36             1.20 to 1.55       -23.23 to -22.49
2006                    408        1.33 to 1.38             560              1.87             1.20 to 1.55         14.66 to 16.04
2005                    329        1.15 to 1.19             389              1.39             1.20 to 1.55           4.54 to 5.54
2004                    288        1.10 to 1.12             323              0.69             1.20 to 1.55           7.00 to 8.30
2003                    277        1.02 to 1.04             287              0.65             1.20 to 1.55         27.59 to 28.75

                                   At December 31,                                   For the year ended December 31,
                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)
                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

AIM Small Cap Equity:
2007(5)                 865      $ 1.09 to 1.14           $ 980             5.72              1.20 to 1.55          9.84 to 14.30
MFS Growth:
2007                  2,300        0.70 to 1.55           2,293                --             1.20 to 1.55         19.30 to 20.75
2006                  2,479        0.59 to 1.30           2,206                --             1.20 to 1.55           6.24 to 7.52
2005                  2,713        0.55 to 1.22           2,511                --             1.20 to 1.55           7.51 to 8.81
2004                  2,882        0.51 to 1.13           2,611                --             1.20 to 1.55         11.22 to 12.57
2003                  3,100        0.46 to 1.01           2,591                --             1.20 to 1.55         28.13 to 29.39
MFS Core Equity:
2007                  1,253        0.80 to 1.43           1.376              0.87             1.20 to 1.55          9.43 to 10.76
2006                  1,304        0.73 to 1.31           1,360              0.42             1.20 to 1.55         12.06 to 13.41
2005                  1,554        0.65 to 1.16           1,511              0.74             1.20 to 1.55           0.12 to 1.33
2004                  1,665        0.65 to 1.16           1,649              0.36             1.20 to 1.55         10.73 to 12.07
2003                  1,723        0.59 to 1.04           1,583              0.22             1.20 to 1.55         25.43 to 26.57
MFS Research:
2007                  1,021        0.93 to 1.28           1,190              2.69             1.20 to 1.55         11.45 to 12.81
2006                  1,346        0.83 to 1.15           1,431              0.51             1.20 to 1.55          8.79 to 10.09
2005                  1,625        0.76 to 1.05           1,597              0.47             1.20 to 1.55           6.14 to 7.42
2004                  1,739        0.72 to 0.99           1,623              1.07             1.20 to 1.55         14.06 to 15.44
2003                 1,944         0.63 to 0.86           1,585              0.65             1.20 to 1.55         22.79 to 23.90
MFS Investors Trust:
2007                  1,371        1.08 to 1.22           1,600              2.97             1.20 to 1.55           8.60 to 9.92
2006                  1,858        1.00 to 1.12           1,992              0.48             1.20 to 1.55         11.27 to 12.60
2005                  2,111        0.90 to 1.00           2,031              0.54             1.20 to 1.55           5.66 to 6.94
2004                  2,187        0.85 to 0.95           1,992              0.61             1.20 to 1.55          9.64 to 10.97
2003                  2,233        0.77 to 0.86           1,858              0.64             1.20 to 1.55         20.27 to 21.36
Van Eck Hard Assets:
2007                     48                3.68             177             15.03                     1.25                  43.54
2006                     92                2.56             235              5.30                     1.25                  22.95
2005                     79                2.08             164              0.16                     1.25                  49.79
2004                     32                1.39              45                --                     1.25                  22.43
2003                     36                1.14              41              0.97                     1.25                  43.28
Van Eck Emerging Markets:
2007                    218                3.35             729             18.03                     1.25                  35.90
2006                    284                2.46             700             10.57                     1.25                  33.77
2005                    373                1.79             668              0.80                     1.25                  30.36
2004                    443                1.37             607              0.54                     1.25                  24.32
2003                    492                1.10             543              0.11                     1.25                  52.27
AN Growth:
2007                  1,863        0.88 to 2.03           2,584              5.59             0.95 to 1.55           3.90 to 5.00
2006                  2,093        0.85 to 1.96           2,797              4.67             0.95 to 1.55         11.36 to 12.70
2005                  2,446        0.76 to 1.76           2,959              1.04             0.95 to 1.55           1.73 to 2.77
2004                  2,850        0.75 to 1.73           3,499              1.20             0.95 to 1.55           5.80 to 7.08
2003                  2,663        0.71 to 1.63           3,334              0.80             0.95 to 1.55         25.12 to 26.26

                                   At December 31,                                   For the year ended December 31,
                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)
                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

AN Equity Income:
2007                  3,620      $ 1.17 to 2.93         $ 6,373              8.20             0.95 to 1.55          -0.91 to 0.29
2006                  4,259        1.18 to 2.97           7,675              6.92             0.95 to 1.55         16.49 to 17.89
2005                  5,467        1.01 to 2.54           8,734              3.68             0.95 to 1.55           0.71 to 1.92
2004                  6,139        1.00 to 2.51           9,939              1.70             0.95 to 1.55           7.63 to 8.93
2003                  6,103        0.93 to 2.33           9,429              1.41             0.95 to 1.55         22.81 to 23.93
AN Balanced:
2007                  3,125        1.17 to 2.23           4,288              4.25             0.95 to 1.55           3.20 to 4.45
2006                  3,256        1.14 to 2.17           4,432              3.87             0.95 to 1.55          9.67 to 10.98
2005                  3,394        1.04 to 1.97           4,255              3.82             0.95 to 1.55          -1.08 to 0.11
2004                  3,401        1.05 to 1.99           4,397              3.26             0.95 to 1.55           4.40 to 5.66
2003                  2,898        1.00 to 1.90           3,748              2.31             0.95 to 1.55         18.20 to 18.92
AN Money Market:
2007                  9,199        1.08 to 1.30          10,561             21.06             1.20 to 1.55           2.93 to 4.16
2006                  8,207        1.04 to 1.27           9,050              4.17             1.20 to 1.55           2.82 to 4.06
2005                  8,425        1.02 to 1.23           8,950              2.65             1.20 to 1.55           1.03 to 2.28
2004                  6,072        1.00 to 1.21           6,369              0.74             1.20 to 1.55         -0.78 to -0.43
2003                  7,593        1.01 to 1.11           7,958              0.57             1.20 to 1.55         -1.01 to -0.11
AN Government Bond:
2007                  2,407        1.26 to 1.37           3,209              8.00             1.20 to 1.55           5.66 to 6.98
2006                  2,118        1.19 to 1.28           2,642              4.01             1.20 to 1.55           1.73 to 2.91
2005                  2,321        1.17 to 1.24           2,829              3.60             1.20 to 1.55           0.71 to 1.92
2004                  1,794        1.16 to 1.22           2,155              2.74             1.20 to 1.55           0.16 to 1.37
2003                  1,786        1.15 to 1.20           2,119              7.10             1.20 to 1.55           0.40 to 1.61
AN High Yield Bond:
2007                    867        1.22 to 1.31           1,104              9.68             1.20 to 1.55          -0.15 to 1.06
2006                    937        1.22 to 1.29           1,186              5.92             1.20 to 1.55           5.87 to 7.14
2005                    992        1.16 to 1.21           1,176              6.04             1.20 to 1.55         -3.85 to -2.69
2004                    776        1.20 to 1.24             951              6.67             1.20 to 1.55          9.89 to 11.22
2003                    477        1.09 to 1.12             529              8.65             1.20 to 1.55         16.65 to 18.09
AN Small-Cap/Mid-Cap:
2007                  2,569        0.34 to 0.38             964                --             1.20 to 1.55         27.24 to 28.59
2006                  3,012        0.27 to 0.30             881                --             1.20 to 1.55         13.05 to 14.40
2005                  2,801        0.24 to 0.26             716                --             1.20 to 1.55           2.40 to 3.50
2004                  3,038        0.23 to 0.25             737                --             1.20 to 1.55           6.67 to 7.96
2003                  2,745        0.22 to 0.23             614                --             1.20 to 1.55         79.22 to 83.43

                                   At December 31,                                   For the year ended December 31,
                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)       Total Return(3)
                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

AN International Stock:
2007                  1,126      $ 1.03 to 1.34         $ 1,264              4.20             1.20 to 1.55           7.75 to 9.10
2006                  1,156        0.95 to 1.24           1,206              2.09             1.20 to 1.55         17.89 to 19.26
2005                    820        0.81 to 1.05             715              1.56             1.20 to 1.55           5.16 to 7.56
2004                    440        0.77 to 0.99             372              0.99             1.20 to 1.55         12.76 to 14.12
2003                    274        0.68 to 0.88             214              1.22             1.20 to 1.55         33.59 to 36.04
T. Rowe Price Equity Income:
2007                  7,284        1.55 to 1.84          12,054              8.06             1.20 to 1.55          1.67 to 2.90
2006                  6,607        1.52 to 1.80          10,760              4.40             1.20 to 1.55         17.15 to 18.56
2005                  6,526        1.30 to 1.53           9,066              6.52             1.20 to 1.55           2.32 to 3.58
2004                  5,776        1.27 to 1.49           7,865              3.99             1.20 to 1.55         13.15 to 14.52
2003                  4,925        1.12 to 1.32           5,967              1.62             1.20 to 1.55        23.57 to 24.69
T. Rowe Price International Stock:
2007                  6,910        1.13 to 1.64           8,429             14.85             1.20 to 1.55        11.29 to 12.64
2006                  5,076        1.02 to 1.47           5,622              1.66             1.20 to 1.55         17.27 to 18.67
2005                  4,177        0.87 to 1.25           3,965              2.14             1.20 to 1.55         14.25 to 15.41
2004                  3,091        0.76 to 1.09           2,644              1.29             1.20 to 1.55         12.02 to 13.37
2003                  1,939        0.68 to 0.97           1,565              1.37             1.20 to 1.55         28.52 to 29.69
T. Rowe Price Limited-Term Bond:
2007                  3,065        1.24 to 1.39           4,026              4.41             1.20 to 1.55           3.85 to 5.11
2006                  2,577        1.19 to 1.34           3,237              4.06             1.20 to 1.55           2.49 to 3.72
2005                  2,394        1.16 to 1.30           2,925              3.59             1.20 to 1.55           0.18 to 1.47
2004                  1,789        1.16 to 1.29           2,185              3.24             1.20 to 1.55          -0.47 to 0.73
2003                  1,829        1.17 to 1.30           2,257              4.02             1.20 to 1.55           2.67 to 3.53
T. Rowe Price Mid-Cap Growth:
2007                  2,628        1.65 to 2.65           5,241             11.03             1.20 to 1.55         15.70 to 17.09
2006                  2,931        1.43 to 2.28           5,058             12.15             1.20 to 1.55           5.01 to 6.31
2005                  3,156        1.36 to 2.17           5,278              5.64             1.20 to 1.55         12.97 to 14.21
2004                  3,305        1.20 to 1.91           4,946                --             1.20 to 1.55         16.52 to 17.93
2003                  2,726        1.03 to 1.64           3,651                --             1.20 to 1.55         36.26 to 37.50
Lazard Retirement Small Cap:
2007                    215                1.90             407             35.13                     1.25                  -8.63
2006                    279                2.07             578              7.15                     1.25                  14.63
2005                    472                1.81             852              7.08                     1.25                   2.70
2004                    556                1.76             977                --                     1.25                  13.46
2003                    698                1.55           1,081                --                     1.25                  35.52
Lazard Retirement Emerging Markets:
2007                    150                3.65             549             13.66                     1.25                  31.64
2006                    255                2.77             709              7.29                     1.25                  28.34
2005                    233                2.16             504              3.47                     1.25                  39.03
2004                    237                1.55             369              0.72                     1.25                  28.96
2003                    295                1.21             356              0.06                     1.25                  51.04

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccounts invest.
(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account.
(4) Period from May 1, 2005 (fund commencement) to December 31, 2005.
(5) Period from April 30, 2007 (fund commencement) to December 31, 2007.

(5)   UNIT CHANGES

The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                                         Alger Small Cap            Alger Growth             Alger Inc & Gr
Number of units, December 31, 2005                             1,547,402               3,867,806                  1,726,127
Units purchased                                                1,560,936                 838,424                    391,644
Units redeemed                                                 (448,703)             (1,573,165)                  (600,010)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             2,659,635               3,133,065                  1,517,761
Units purchased                                                1,016,927                 627,362                    555,684
Units redeemed                                                 (594,323)               (753,849)                  (277,128)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             3,082,239               3,006,578                  1,796,317

                                                          Alger Balanced         Alger MidCap Gr     Alger Cap Appreciation
Number of units, December 31, 2005                             3,150,607               2,113,285                  1,176,963
Units purchased                                                  731,972                 787,234                    674,070
Units redeemed                                                 (761,741)               (436,865)                  (305,988)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             3,120,838               2,463,654                  1,545,045
Units purchased                                                  533,130                 819,946                  2,025,422
Units redeemed                                                 (541,319)               (471,500)                  (660,768)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             3,112,649               2,812,100                  2,909,699

                                                             Fed Cap Inc        Fed US Gov't Sec          Fed High Inc Bond
                                                                                                           Primary Shares
Number of units, December 31, 2005                               572,404                 616,918                  2,458,428
Units purchased                                                  122,736                  75,131                    518,799
Units redeemed                                                 (144,897)               (157,353)                  (668,857)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               550,243                 534,696                  2,308,370
Units purchased                                                  117,447                 188,725                    696,066
Units redeemed                                                 (119,759)               (207,157)                  (381,588)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               547,931                 516,264                  2,622,848

                                                      Fed Mid Cap Growth          Fed Equity Inc           Fed Quality Bond
                                                                                                            Primary Shares
Number of units, December 31, 2005                             1,137,011               1,013,238                     39,582
Units purchased                                                  267,853                 307,492                    124,543
Units redeemed                                                 (192,740)               (454,334)                    (7,406)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             1,212,124                 866,396                    156,719
Units purchased                                                  315,328                 271,940                    237,535
Units redeemed                                                 (340,719)               (219,267)                   (27,282)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             1,186,733                 919,069                    366,972

                                                             Fed Kaufman            Fid Gr & Inc             Fid Equity Inc
                                                              Primary Shares
Number of units, December 31, 2005                                13,053                  64,716                    749,615
Units purchased                                                  261,689                   8,867                     56,369
Units redeemed                                                  (33,104)                   (142)                  (184,359)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               241,638                  73,441                    621,625
Units purchased                                                  271,409                   1,579                     10,198
Units redeemed                                                  (40,969)                (10,138)                  (104,719)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               472,078                  64,882                    527,104

                                                              Fid Growth            Fid High Inc              Fid Money Mkt
Number of units, December 31, 2005                               878,743                 120,772                    251,899
Units purchased                                                   26,113                   1,307                      3,307
Units redeemed                                                 (195,095)                (43,932)                   (50,342)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               709,761                  78,147                    204,864
Units purchased                                                   24,974                   2,215                    523,457
Units redeemed                                                 (117,265)                (23,591)                  (317,763)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               617,470                  56,771                    410,558

                                                            Fid Overseas      Fid Inv Grade Bond              Fid Asset Mgr
Number of units, December 31, 2005                               403,583                 184,646                    641,607
Units purchased                                                  106,895                  19,477                      8,908
Units redeemed                                                  (60,198)               (116,796)                  (148,485)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               450,280                  87,327                    502,030
Units purchased                                                   27,185                  15,657                     13,122
Units redeemed                                                  (75,118)                (46,887)                  (131,972)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               402,347                  56,097                    383,180

                                                           Fid Index 500          Fid Contrafund           Fid Asset Mgr Gr
Number of units, December 31, 2005                             4,871,431               3,387,853                    713,105
Units purchased                                                   85,574                 385,372                     23,245
Units redeemed                                               (1,035,301)               (979,923)                   (96,307)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             3,921,704               2,793,302                    640,043
Units purchased                                                   67,941                 150,249                     15,040
Units redeemed                                               (1,027,044)               (719,148)                   (51,757)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             2,962,601               2,224,403                    603,326

                                                            Fid Balanced              Fid Gr Opp                Fid Mid Cap
Number of units, December 31, 2005                                52,921               1,184,871                    351,374
Units purchased                                                  118,935                  52,947                    131,735
Units redeemed                                                  (62,489)               (354,889)                   (97,872)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               109,367                 882,929                    385,237
Units purchased                                                   29,325                  67,302                     95,621
Units redeemed                                                   (9,361)               (203,070)                  (229,876)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               129,331                 747,161                    250,982

                                                          Fid Aggr Gr II        Fid Asset Mgr II          Fid Contrafund II
Number of units, December 31, 2005                               966,795                   4,477                  5,072,824
Units purchased                                                  246,457                       -                  2,404,223
Units redeemed                                                 (156,675)                    (40)                (1,314,331)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             1,056,577                   4,437                  6,162,716
Units purchased                                                  405,901                       -                  1,976,033
Units redeemed                                                 (169,518)                   (157)                  (896,581)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             1,292,960                   4,280                  7,242,168

                                                        Fid Index 500 II           Fid Gr Opp II             Fid Mid Cap II
Number of units, December 31, 2005                             6,086,701               1,080,801                  3,392,717
Units purchased                                                2,115,230                 339,938                  1,337,238
Units redeemed                                                 (844,036)               (165,801)                  (962,781)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             7,357,895               1,254,938                  3,767,174
Units purchased                                                1,993,252                 601,570                  1,348,663
Units redeemed                                               (1,534,734)               (149,516)                  (814,685)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             7,816,413               1,706,992                  4,301,152

                                                       Fid Equity Inc II   Fid Inv Grade Bond II            Fid Gr & Inc II
Number of units, December 31, 2005                                36,936                 148,788                     60,762
Units purchased                                                  308,891                 239,516                    292,767
Units redeemed                                                  (23,708)                (80,708)                   (66,527)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               322,119                 307,596                    287,002
Units purchased                                                  494,336                 327,561                    224,954
Units redeemed                                                 (119,043)                (39,246)                   (57,416)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               697,412                 595,911                    454,540

                                                          Fid Val Ser II        Fid Val Strat II            Fid Val Lead II
Number of units, December 31, 2005                                97,312                   8,606                     20,428
Units purchased                                                  241,000                 253,074                    258,238
Units redeemed                                                   (7,099)                (12,813)                   (29,393)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               331,213                 248,867                    249,273
Units purchased                                                  259,447                 734,023                    251,364
Units redeemed                                                  (69,095)               (316,045)                  (125,188)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               521,565                 666,845                    375,449

                                                            AIM Dynamics         AIM Glob Health             AIM Technology
Number of units, December 31, 2005                               113,727                 721,697                  1,156,162
Units purchased                                                   56,338                 224,112                    364,233
Units redeemed                                                  (27,807)               (286,186)                  (328,451)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               142,258                 659,623                  1,191,944
Units purchased                                                   87,802                 133,674                    453,162
Units redeemed                                                  (24,412)               (116,415)                  (314,278)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               205,648                 676,882                  1,330,828

                                                             AIM Glob RE           AIM Utilities                AIM Fin Ser
Number of units, December 31, 2005                             1,131,200               1,199,126                    328,888
Units purchased                                                  554,460                 729,815                    163,193
Units redeemed                                                 (240,957)               (407,473)                   (83,983)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             1,444,703               1,521,468                    408,098
Units purchased                                                  652,289               1,052,806                    168,131
Units redeemed                                                 (909,762)               (548,533)                  (201,599)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             1,187,230               2,025,741                    374,630

                                                       AIM Sm Cap Equity              MFS Growth            MFS Core Equity
Number of units, December 31, 2005                                     -               2,712,952                  1,553,706
Units purchased                                                        -                 467,281                    161,097
Units redeemed                                                         -               (700,999)                  (410,978)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                                     -               2,479,234                  1,303,825
Units purchased                                                1,018,905                 454,742                    221,139
Units redeemed                                                 (153,903)               (633,905)                  (271,611)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               865,002               2,300,071                  1,253,353

                                                            MFS Research        MFS Invest Trust        Van Eck Hard Assets
Number of units, December 31, 2005                             1,624,856               2,110,777                     78,551
Units purchased                                                   82,554                 219,732                     36,856
Units redeemed                                                 (361,178)               (472,742)                   (23,662)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             1,346,232               1,857,767                     91,745
Units purchased                                                   94,931                 131,757                     40,541
Units redeemed                                                 (419,877)               (618,480)                   (84,070)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             1,021,286               1,371,044                     48,216

                                                      Van Eck Emerg Mkts               AN Growth              AN Equity Inc
Number of units, December 31, 2005                               373,263               2,445,956                  5,466,656
Units purchased                                                   31,235                 160,934                    561,565
Units redeemed                                                 (120,556)               (513,744)                (1,768,938)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               283,942               2,093,146                  4,259,283
Units purchased                                                   13,642                 121,481                    445,244
Units redeemed                                                  (79,882)               (351,789)                (1,084,930)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               217,702               1,862,838                  3,619,597

                                                             AN Balanced            AN Money Mkt              AN Gov't Bond
Number of units, December 31, 2005                             3,394,483               8,424,802                  2,320,936
Units purchased                                                  578,961               8,416,829                    390,145
Units redeemed                                                 (717,440)             (8,634,215)                  (593,614)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             3,256,004               8,207,416                  2,117,467
Units purchased                                                  461,956              12,536,134                    856,609
Units redeemed                                                 (592,836)            (11,544,165)                  (566,893)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             3,125,124               9,199,385                  2,407,183

                                                           AN High Yield           AN Sm/Mid-Cap             AN Int'l Stock
Number of units, December 31, 2005                               991,511               2,801,148                    820,172
Units purchased                                                  165,033                 653,538                    548,997
Units redeemed                                                 (219,474)               (442,340)                  (213,599)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               937,070               3,012,346                  1,155,570
Units purchased                                                  123,470                 531,295                    442,998
Units redeemed                                                 (193,269)               (974,530)                  (472,147)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               867,271               2,569,111                  1,126,421

                                                      T. Rowe Equity Inc     T. Rowe Int'l Stock        T. Rowe Ltd Term Bd
Number of units, December 31, 2005                             6,525,819               4,177,454                  2,394,283
Units purchased                                                1,731,284               2,244,685                    688,485
Units redeemed                                               (1,650,357)             (1,346,352)                  (505,802)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             6,606,746               5,075,787                  2,576,966
Units purchased                                                2,195,297               2,647,218                  1,024,029
Units redeemed                                               (1,518,468)               (812,968)                  (536,162)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             7,283,575               6,910,037                  3,064,833

                                                      T. Rowe Mid Cap Gr        Lazard Retirement Small Cap    Lazard Retirement
                                                                                                                Emerg Mkts
Number of units, December 31, 2005                             3,155,693                 471,787                    233,170
Units purchased                                                  722,074                  27,785                     67,835
Units redeemed                                                 (946,731)               (220,263)                   (45,557)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             2,931,036                 279,309                    255,448
Units purchased                                                  377,116                  11,395                     44,555
Units redeemed                                                 (679,822)                (76,147)                  (149,687)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             2,628,330                 214,557                    150,316

INDEPENDENT AUDITORS' REPORT

To the Stockholders and Board of Directors of
American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (The Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2007.
These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

March 10, 2008
Houston, Texas

CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)
                                                                             -----------------------------------------------

                                                                                        December 31, 2007     December 31, 2006

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Investments, other than investments in unconsolidated affiliates:
     Debt securities:
       Bonds held-to-maturity, at amortizied                                                      $6,692,447    $ 6,789,250
       cost.....................................................................................
       Bonds available-for-sale, at                                                                3,837,988      3,465,405
       market...............................................................................................
     Marketable equity securities, at market:
       Preferred                                                                                      78,885         70,931
       stocks..............................................................................................................................
       Common                                                                                      1,194,982      1,156,147
       stocks.................................................................................................................
     Mortgage loans on real                                                                        1,547,207      1,379,344
     estate......................................................................................................
     Policy                                                                                          346,002        338,855
     loans........................................................................................................................................
     Investment real estate, net of accumulated depreciation of $173,520 and                         477,458        505,623
     $166,140........................
     Short-term                                                                                      698,262        714,200
     investments....................................................................................................................
     Other invested                                                                                   89,791        106,478
     assets..........................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total                                                                               14,963,022     14,526,233
              investments....................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                     134,069        214,877
   Cash.................................................................................................................................................................................
   Investments in unconsolidated                                                                     119,856         69,083
   affiliates........................................................................................
   Accrued investment                                                                                182,849        174,287
   income............................................................................................................
   Reinsurance ceded                                                                                 438,066        468,615
   receivables.........................................................................................................
   Prepaid reinsurance                                                                                66,772         77,243
   premiums.......................................................................................................
   Premiums due and other                                                                            286,600        296,152
   receivables.......................................................................................................
   Deferred policy acquisition                                                                     1,251,285      1,187,879
   costs...................................................................................................
   Property and equipment,                                                                            84,403         81,433
   net............................................................................................................
   Other                                                                                             156,787        187,971
   assets.............................................................................................................................................
   Separate account                                                                                  781,160        649,571
   assets..........................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total                                                                          $ 18,464,869    $ 17,933,344
              assets............................................................................................................
============================================================================================================================
============================================================================================================================
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Policyholder funds:
     Future policy benefits:
                                                                                                  $2,384,818    $ 2,341,420
       Life................................................................................................................................................................................
                                                                                                     654,595        524,119
       Annuity...............................................................................................................................................................................
       Accident and                                                                                   94,072         98,036
       health...................................................................................................................
     Policy account                                                                                7,636,617      7,513,006
     balances..............................................................................................................
     Policy and contract                                                                           1,335,742      1,396,414
     claims........................................................................................................
     Participating policyholder                                                                      172,206        167,010
     share..................................................................................................
     Other policyholder                                                                              977,408        987,092
     funds..................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total policyholder                                                                  13,255,458     13,027,097
              liabilities.....................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Current federal income                                                                             (3,145)        14,613
   taxes..........................................................................................................
   Deferred federal income                                                                            96,104         69,234
   taxes.........................................................................................................
   Liability for retirement                                                                          125,664        122,191
   benefits...................................................................................................
   Notes                                                                                             128,799        124,075
   payable..................................................................................................................................
   Other                                                                                             339,506        344,928
   liabilities................................................................................................................................
   Minority interests in                                                                               4,539          6,012
   subsidiaries.................................................................................................
   Separate account                                                                                  781,160        649,571
   liabilities............................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total                                                                               14,728,085     14,357,721
              liabilities........................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Capital                                                                                            30,832         30,832
   stock..................................................................................................................................
   Additional paid-in                                                                                  6,080          4,160
   capital................................................................................................................
   Accumulated other comprehensive                                                                   145,972        141,869
   income.........................................................................................
   Retained                                                                                        3,653,365      3,498,306
   earnings..........................................................................................................................
   Treasury stock, at                                                                               (99,465)       (99,544)
   cost....................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total stockholders'                                                                  3,736,784      3,575,623
              equity................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total liabilities and stockholders'                                            $ 18,464,869    $ 17,933,344
              equity........................................................................
============================================================================================================================
============================================================================================================================
See accompanying notes to consolidated financial statements.
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   2007           2006            2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at beginning and end of year                                            $30,832       $ 30,832         $30,832
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of                                                                4,160          2,212           1,698
year................................................................................
Issuance of treasury shares as restricted                                                (79)            --          (1,139)
stock................................................................
Amortization of restricted                                                             1,999          1,948            1,653
stock.......................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                                 6,080          4,160           2,212
     year.........................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of                                                              141,869        139,024         214,755
year.......................................................................................
Change in unrealized gains on marketable securities,                                     268         28,935         (66,956)
net......................................
Foreign exchange                                                                         (17)            36              87
adjustments...........................................................................
Pension related changes other than net perdiodic pension                               3,852          8,497          (8,862)
cost......................................
Effect of FAS158 implementation on pension liability, net of                              --        (34,623)             --
tax................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                               145,972        141,869         139,024
     year...........................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of                                                            3,498,306      3,305,523       3,149,156
year......................................................................................
Net                                                                                  240,773        273,231         235,879
income.........................................................................................................
Cash dividends to common stockholders ($3.05, $3.01 and $2.97 per share)......       (81,531)       (80,448)        (79,315)
Cash dividends to minority stockholders of                                                --             --             (37)
subsidiaries.............................................
Redemption premium on subsidiary preferred                                                --             --            (160)
stock.........................................
FIN 48                                                                                (4,183)            --              --
Implementation...................................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                             3,653,365      3,498,306       3,305,523
     year...........................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TREASURY STOCK
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of                                                              (99,544)       (99,544)       (100,683)
year...........................................................................................
Net issuance of restricted                                                                79             --           1,139
stock.......................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                               (99,465)       (99,544)        (99,544)
     year..............................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                           $ 3,736,784     $3,575,623     $ 3,378,047
     year...........................................................................................
=============================================================================================================================

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   2007           2006            2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net                                                                                $ 240,773       $273,231       $ 235,879
income..........................................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss)
   Change in unrealized gains on marketable securities,                                  268         28,935         (66,956)
   net.........................................
   Foreign exchange                                                                      (17)            36              87
   adjustments....................................................................................
   Pension related changes other than net perdiodic pension cost........................             3,852          8,497          (8,862)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total other comprehensive income (loss)                                           4,103         37,468         (75,731)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total comprehensive income                                                     $244,876       $310,699        $160,148
=============================================================================================================================
=============================================================================================================================
 See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                      2007          2006          2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Net                                                                                $240,773      $273,231      $235,879
   income.........................................................................................................................
   Adjustments to reconcile net income to net cash provided by operating activities:
     Increase in liabilities for policyholders'                                         81,961        95,443       216,075
     funds...................................................................
     Decrease in reinsurance ceded                                                      30,549        25,320         4,461
     receivable...........................................................................
     Charges to policy account                                                        (146,555)     (137,802)     (130,219)
     balances......................................................................................
     Interest credited to policy account                                               295,894       297,551       292,074
     balances.........................................................................
     Deferral of policy acquisition                                                   (465,362)     (411,141)     (424,550)
     costs......................................................................................
     Amortization of deferred policy acquisition                                       405,024       419,642       399,481
     costs...............................................................
     Deferred federal income tax                                                        25,539        10,584        (7,782)
     benefit.................................................................................
                                                                                        35,327        38,146        15,046
     Depreciation.......................................................................................................................................................
     Accrual and amortization of discounts and                                          15,619           983         6,063
     premiums.........................................................
     Gain from sale or disposal of investments,                                        (46,499)     (100,295)      (85,077)
     net....................................................................
     Equity in earnings of unconsolidated                                               (5,947)       (7,220)       (5,762)
     affiliates....................................................................
     Decrease (increase) in premiums                                                     9,552       (17,082)      (28,184)
     receivable.......................................................................
     Decrease (increase) in accrued investment                                          (8,562)       11,523        (2,985)
     income.............................................................
     Increase to liability for retirement                                                5,963        22,774        20,448
     benefits..........................................................................
     Other changes                                                                     (10,363)      (18,164)      (57,871)
     (net)..............................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       Net cash provided by operating activities                                       462,913       503,493       447,097
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Proceeds from sale or maturity of investments:
                                                                                       902,979     1,051,636     1,317,935
     Bonds..................................................................................................................................................................
                                                                                       277,429       191,001       242,015
     Stocks.................................................................................................................................................................
     Real                                                                               84,744       153,101        67,155
     estate...........................................................................................................................
     Other invested                                                                    104,743        94,562        69,266
     assets............................................................................................................
   Principal payments received on:
     Mortgage                                                                          223,956       157,474       207,065
     loans................................................................................................................
     Policy                                                                              5,472        13,085        11,039
     loans.........................................................................................................................
   Purchases of investments:
                                                                                    (1,142,453)     (648,741)   (1,843,744)
     Bonds..................................................................................................................................................................
                                                                                      (364,352)     (228,292)     (215,231)
     Stocks.................................................................................................................................................................
     Real                                                                              (46,295)       (2,157)      (15,686)
     estate.......................................................................................................................
     Mortgage                                                                         (386,137)     (323,207)     (311,768)
     loans............................................................................................................
     Policy                                                                            (10,237)      (20,589)      (19,278)
     loans....................................................................................................................
     Other invested                                                                    (50,115)      (22,294)     (101,180)
     assets............................................................................................................
   Decrease (increase) in short-term investments                                        19,881      (558,578)     (106,786)
   (net)................................................................
   Decrease (increase) in investment in unconsolidated affiliates                      (44,826)          915          (679)
   (net)........................................
   Increase in property and equipment                                                  (11,459)       (6,752)      (17,730)
   (net)................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       Net cash used in investing activities                                          (436,670)     (148,836)     (717,607)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Policyholders' deposits to policy account                                         1,220,022     1,091,608     1,211,864
   balances................................................................
   Policyholders' withdrawals from policy account                                   (1,250,266)   (1,195,408)     (925,664)
   balances......................................................
   Increase (decrease) in notes                                                          4,724       (14,959)       10,531
   payable..................................................................................
   Dividends to                                                                        (81,531)      (80,448)      (79,352)
   stockholders..................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       Net cash provided by (used in) financing                                       (107,051)     (199,207)      217,379
       activities.............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN                                                             (80,808)      155,450       (53,131)
CASH.............................................................................
   Cash:
     Beginning of the                                                                  214,877        59,427       112,558
     year...........................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       End of the                                                                     $134,069      $214,877       $59,427
       year......................................................................................................
============================================================================================================================
============================================================================================================================
See accompanying notes to consolidated financial statements.

1.NATURE OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple product line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (97%)
of revenues is generated by the insurance business. Business is conducted in all states and the District of Columbia, as well as
Puerto Rico, Guam and American Samoa. Through a subsidiary, American National also conducts business in Mexico. Various distribution systems are utilized, including home service, multiple line, group brokerage, credit, independent third party marketing organizations and direct sales to the public

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION
The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of U.S. Generally Accepted Accounting Principles (GAAP).
GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities.

Certain reclassifications have been made to the 2006 and 2005 financial information to conform to the 2007 presentation.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from results reported using those estimates.

ACCOUNTING CHANGES
Stock-based compensation
Finacial Accounting Standard (FAS) No. 123 (revised), "Share-Based Payment" was issued in December of 2004. This statement revises the original requirements of FAS No. 123 "Accounting for Stock Based Compensation" to require the recognition of an expense for the cost of services received in exchange for the award of equity based instruments. The expense is to be recognized over the period during which the service must be provided in exchange for the award. This statement is effective as of the beginning of the first fiscal year after June 15, 2005. American National adopted the expensing of share-based payments when the original FAS No.
123 was issued in 1995 and the adoption of the revision on January 1, 2006 did not have a material impact on American National's financial statements.

Accounting changes and error corrections
FAS No. 154, "Accounting Changes and Error Corrections, a Replacement of APB Opinion No. 20 and FASB Statement No. 3" was issued in May of 2005. FAS 154 establishes, unless impracticable, retrospective application as the required method for reporting a voluntary change in accounting principle, or in the absence of explicit transition requirements, for a newly adopted accounting principle. The adoption of this statement on January 1, 2006 did not have a material impact on American National's financial statements.

Pension plan accounting and reporting
FAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" was issued in September of 2006.
This statement requires employers to recognize, on the statement of financial position, the overfunded or underfunded status of a defined benefit postretirement plan, measured as the difference between the fair value of plan assets and the benefit obligation.
Employers must also recognize as a component of other comprehensive income, net of tax, the actuarial and experience gains and losses and the prior service costs and credits. This statement was effective for public entities for years ending after December
15, 2006. American National adopted this statement as of December 31, 2006. The adoption of this statement did not have a material impact on American National's financial statements.

Accounting for deferred acquisition costs
In September of 2005, the Accounting Standards Executive Committee issued Statement of Position (SOP) No. 05-01, "Accounting by
Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." This
SOP provides guidance on accounting for deferred acquisition costs on internal replacements of insurance contracts. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. American National adopted SOP
05-01 on January 1, 2007. The adoption of SOP 05-01 did not have a material impact on American National's financial statements.

Accounting for hybrid financial instruments
FAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" was issued in
February of 2006. FAS 155 amends FAS 133, "Accounting for Derivative Instruments and Hedging Activities" and FAS 140, "Accounting
for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." FAS 155 (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (ii) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The adoption of FAS 155 on January 1, 2007 did not have a material impact on American
National's financial statements.

Accounting for uncertainty in income taxes
In June of 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty
in Income Taxes - an interpretation of FASB Statement No. 109." This statement clarifies the criteria for recognizing tax benefits under FASB Statement No. 109, "Accounting for Income Taxes." It also requires additional disclosures about uncertain tax positions. This statement is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 on January 1,
2007 did not have a material impact on American National's financial statements.

Fair Value
In September 2006, the Financial Accounting Standards Board issued FAS No. 157, "Fair Value Measurements" (FAS 157). This
Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. Application of this statement to nonfinancial assets and liabilities is required for fiscal years beginning after November 15, 2008. Early adoption of this statement for all fair value measurements is permitted for fiscal years beginning after November 15, 2007. American National adopted FAS No. 157 on January 1,
2008. The adoption of FAS No. 157 did not have a material impact on American National's consolidated financial statements.

In February 2007, the Financial Accounting Standards Board issued FAS No. 159, "The Fair Value Option for Financial Assets and
Financial Liabilities Including an amendment of FASB Statement No. 115" (FAS 159). This statement permits measuring many financial instruments and certain other items at fair value. This statement is effective for fiscal years beginning after November 15, 2007.
American National adopted FAS No. 159 on January 1, 2008. The adoption of FAS No. 159 did not have a material impact on American
National's consolidated financial statements.

Accounting for noncontrolling interests
In December 2007, the Financial Accounting Standards Board issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial
Statements - an amendment of ARB No. 51" (FAS 160). This statement requires changes to the reporting of noncontrolling interests in consolidated financial statements. This statement is effective for fiscal years beginning on or after December 15, 2008, with early adoption prohibited. American National is currently assessing the impact of FAS No. 160.

INVESTMENTS
Marketable securities
Debt securities: Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.
Bonds held as available-for-sale are carried at market.

Preferred stocks
All preferred stocks are classified as available-for-sale and are carried at market.

Common stocks
All common stocks are classified as available-for-sale and are carried at market.

Unrealized gains
For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Impairments
All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans
Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American
National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans
Policy loans are carried at cost.

Investment real estate
Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments
Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets
Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances
Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities
American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2007 and 2006 was immaterial.

CASH AND CASH EQUIVALENTS
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment.
These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES
Deferred policy acquisition costs
Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits
For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS
Traditional ordinary life and health
Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities
Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life
Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders.
Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty
Property/casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American
National's reserves have been appropriately calculated, based on available information as of December 31, 2007. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES
A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 8.2%
of the life insurance in force at December 31, 2007 and 5.4% of life premiums in 2007. Of the total participating business, 69.7%
was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2007. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions only if it is more likely than not that the tax position will be sustained by taxing authorities, based on the technical merits of the position. Tax benefits recognized in the financial statements are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Tax benefits not meeting the more likely than not threshold are included with "Other liabilities" in the Consolidated
Statements of Financial Position.

Interest expense is classified as "Other operating costs and expenses" in the Consolidated Statements of Income. Penalties, if
applicable, are classified as current federal income taxes in the Consolidated Statements of Income.

STOCK-BASED COMPENSATION
American National uses the fair value method to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.

3.INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

The amortized cost and estimated fair values of investments in held-to-maturity and available-for-sale securities are shown below
(in thousands):

----------------------------------------------------------------------------------------------------------------------------
December 31, 2007                             Amortized    Gross Unrealized Gains  Gross Unrealized   Estimated Fair Value
                                                Cost                                    Losses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
  Bonds held-to-maturity:
    U.S. Government and agencies.......         $ 219,804                $1,444             $ (312)             $ 220,936
    States and political subdivisions..           228,122                 4,052               (469)               231,705
    Foreign governments................             5,868                   664                  --                 6,532
    Public utilities...................           411,353                 5,985             (4,457)               412,881
    All other corporate bonds..........         5,122,513                89,488            (96,508)             5,115,493
    Mortgage-backed securities.........           704,787                 4,542            (11,703)               697,626
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total bonds held-to-maturity.....         6,692,447               106,175           (113,449)             6,685,173
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U.S. Government and agencies.......            30,616                   501                  --                31,117
    States and political subdivisions..           416,425                 3,830               (512)               419,743
    Foreign governments................               800                    --                (23)                   777
    Public utilities...................           192,333                 8,714             (1,604)               199,443
    All other corporate bonds..........         2,784,555                35,486            (83,992)             2,736,049
    Mortgage-backed securities.........           458,553                 2,966            (10,660)               450,859
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total bonds available-for-sale...         3,883,282                51,497            (96,791)             3,837,988
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
        Total debt securities..........        10,575,729               157,672           (210,240)            10,523,161
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES
    Preferred stock....................            87,422                 1,742            (10,279)                78,885
    Common stock.......................           866,371               375,402            (46,791)             1,194,982
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities.....           953,793               377,144            (57,070)             1,273,867
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities........       $11,529,522              $534,816          $(267,310)           $11,797,028
============================================================================================================================
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2006                             Amortized    Gross Unrealized Gains  Gross Unrealized   Estimated Fair Value
                                                Cost                                    Losses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
  Bonds held-to-maturity:
    U.S. Government and agencies.......     $   249,294                  $124             $ (6,387)    $       243,031
    States and political subdivisions..         213,993                 3,512               (1,166)            216,339
    Foreign governments................           5,910                   568                   --               6,478
    Public utilities...................         456,818                 5,958               (7,684)            455,092
    All other corporate bonds..........       5,122,533                67,439             (101,608)          5,088,364
    Mortgage-backed securities.........         740,702                 2,501              (13,702)            729,501
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total bonds held-to-maturity.....       6,789,250                80,102             (130,547)          6,738,805
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U.S. Government and agencies.......          61,540                   259                 (721)             61,078
    States and political subdivisions..         293,136                 2,062               (1,734)            293,464
    Foreign governments................             811                    --                  (22)                789
    Public utilities...................         196,913                 8,391               (3,685)            201,619
    All other corporate bonds..........       2,503,262                21,941              (57,954)          2,467,249
    Mortgage-backed securities.........         450,594                 1,775              (11,163)            441,206
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total bonds available-for-sale...       3,506,256                34,428              (75,279)          3,465,405
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total debt securities..................      10,295,506               114,530             (205,826)         10,204,210
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES
    Preferred stock....................          69,924                 1,892                 (885)             70,931
    Common stock.......................         838,697               344,091              (26,641)          1,156,147
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities.....         908,621               345,983              (27,526)          1,227,078
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities........     $11,204,127              $460,513           $ (233,352)        $ 11,431,288
============================================================================================================================
DEBT SECURITIES
The amortized cost and estimated fair value, by contractual maturity, of debt securities at December 31, 2007, are shown below (in thousands). Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

----------------------------------------------------------------------------------------------------------------------------
                                                           Bonds Held-to-Maturity            Bonds Available-for-Sale
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         Amortized         Estimated        Amortized         Estimated
                                                            Cost          Fair Value           Cost          Fair Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due in one year or less..........................            $320,762         $322,051          $110,800         $114,886
Due after one year through five years............           1,996,045        2,029,972         1,057,639        1,055,774
Due after five years through ten years...........           3,140,202        3,107,573         2,111,861        2,065,782
Due after ten years..............................             530,749          528,124           129,179          135,618
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            5,987,758        5,987,720         3,409,479        3,372,060
Without single maturity date.....................             704,689          697,453           473,803          465,928
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                          $ 6,692,447      $ 6,685,173        $3,883,282      $ 3,837,988
============================================================================================================================

Available-for-sale securities are sold throughout the year for various reasons. Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Proceeds from sales of available-for-sale securities..............       $ 166,493         $ 425,033         $ 308,763
  Gross gains realized............................................           34,033            73,541           67,384
  Gross losses realized...........................................            2,069             8,040            4,408
Proceeds from bonds called or otherwise redeemed by the issuer....       $ 769,068         $ 773,399         $1,251,187
  Gross gains realized............................................            3,973             9,781            7,255
  Gross losses realized...........................................            4,492               557              420
============================================================================================================================

In 2007, securities with an amortized cost of $27,239,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $98,000 was established at the time of the transfer.

In 2006, securities with an amortized cost of $69,631,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $6,822,000 was established at the time of the transfer.

In 2005, securities with an amortized cost of $28,014,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. At the time of the transfer, no unrealized gain or loss was recognized.

All gains and losses were determined using specific identification of the securities sold.

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $55,109,000 at December 31, 2007, on deposit with appropriate regulatory authorities.

UNREALIZED GAINS AND LOSSES ON SECURITIES

Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $101,244,000, $101,114,000, and
$84,925,000 for 2007, 2006, and 2005 respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006              2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale..........................................         $ (4,443)       $(38,062)         $(79,308)
Preferred stocks..................................................           (9,544)           150             1,748
Common stocks.....................................................           11,161          70,520            (52,753)
Index options.....................................................               --              --               75
Amortization of deferred policy acquisition costs.................            3,080         13,675            24,544
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                254          46,283           (105,694)
  Provision for federal income taxes..............................             (130)      (16,189)            36,894
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                              $ 124        $ 30,094          $(68,800)
Change in unrealized gains of investments
  attributable to participating policyholders' interest...........              144        (1,159)             1,844
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Total...........................................................            $ 268        $ 28,935          $(66,956)
=============================================================================================================================

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
December 31, 2007                             Less than 12 months         12 months or more                Total
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Unrealized      Fair       Unrealized       Fair      Unrealized      Fair
                                              Losses        Value        Losses        Value        Losses       Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds held-to-maturity:
  U.S. Government and agencies..........           $110     $110,254          $202       $38,697        $312      $148,951
  States and political subdivisions.....            252      217,143           217        19,208         469       236,351
  Public utilities......................             12       17,070         4,445       185,592       4,457       202,662
  All other corporate bonds.............         12,911      262,789        83,597     2,612,728      96,508     2,875,517
  Mortgage-backed securities............            813       66,636        10,890       478,611      11,703       545,247
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total held-to-maturity..............         14,098      673,892        99,351     3,334,836     113,449     4,008,728
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
  U.S. Government and agencies..........             --        8,053            --            --          --         8,053
  States and political subdivisions.....            336      366,116           176        38,309         512       404,425
  Foreign governments...................             --           --            23           777          23           777
  Public utilities......................        (1,953)        4,604         3,557       129,595       1,604       134,199
  All other corporate bonds.............          7,728      164,151        76,264     1,469,709      83,992     1,633,860
  Mortgage-backed securities............            185    1,381,105        10,475       338,970      10,660     1,720,075
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total available-for-sale............          6,296    1,924,029        90,495     1,977,360      96,791     3,901,389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total debt securities.............         20,394    2,597,921       189,846     5,312,196     210,240     7,910,117
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock.......................         10,279       64,223            --            --      10,279        64,223
  Common stock..........................         46,791      472,595            --            --      46,791       472,595
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total marketable equity securities..         57,070      536,818            --            --      57,070       536,818
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total investments in securities...        $77,464            $      $189,846   $ 5,312,196    $267,310   $ 8,446,935
                                                           3,134,739
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
December 31, 2006                             Less than 12 months         12 months or more                Total
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Unrealized      Fair       Unrealized       Fair      Unrealized      Fair
                                              Losses        Value        Losses        Value        Losses       Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds held-to-maturity:
  U.S. Government and agencies..........   $  2,860      $85,999        $3,527      $ 140,028      $ 6,387    $ 226,027
  States and political subdivisions.....            42        160,064       1,124          54,089      1,166        214,153
  Public utilities......................           809         84,292       6,875         177,338      7,684        261,630
  All other corporate bonds.............         4,951        589,254      96,657       2,876,138    101,608      3,465,392
  Mortgage-backed securities............           730        109,273      12,972         513,568     13,702        622,841
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total held-to-maturity..............         9,392      1,028,882     121,155       3,761,161    130,547      4,790,043
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
  U.S. Government and agencies..........           484         46,448         237          14,527        721         60,975
  States and political subdivisions.....           110        135,118       1,624         141,488      1,734        276,606
  Foreign governments...................            --             --          22             789         22            789
  Public utilities......................   (1,692)              1,417       5,377         123,381      3,685        124,798
  All other corporate bonds.............         4,296        428,920      53,658       1,665,177     57,954      2,094,097
  Mortgage-backed securities............            52         34,967      11,111         359,931     11,163        394,898
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total available-for-sale............         3,250        646,870      72,029       2,305,293     75,279      2,952,163
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total debt securities.............        12,642      1,675,752     193,184       6,066,454    205,826      7,742,206
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock.......................           885         60,226          --              --        885         60,226
  Common stock..........................        26,641        360,457          --              --     26,641        360,457
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total marketable equity securities..        27,526        420,683          --              --     27,526        420,683
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total investments in securities...   $ 40,168      $2,096,435     $193,184    $6,066,454     $233,352   $8,162,889
============================================================================================================================

Bonds
American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds has deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded.
On all other bonds where management does not believe there is a credit problem, American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities
American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where fair value is less than 80% of book value for nine consecutive months or more. All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized.For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery.

MORTGAGE LOANS
In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2007, mortgage loans have fixed rates from 5.15% to 12.00%
and variable rates from 5.75% to 9.00%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 years to 30 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,547,207,000 and
$1,379,344,000 at December 31, 2007 and 2006, respectively. Problem loans, on which valuation allowances were established, totaled
$9,394,000 and $9,693,000 at December 31, 2007 and 2006, respectively. The valuation allowances on those loans totaled $1,053,000 at both December 31, 2007 and 2006.

POLICY LOANS
All of American National's policy loans carried interest rates ranging from 4.00% to 8.00% at December 31, 2007.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)
Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):
-----------------------------------------------------------------------------------------------------------------------------
                                                      Investment Income                  Gains (Losses) on Investments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                               2007         2006          2005          2007         2006          2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds.................................      $620,035      $610,268     $590,117      $    366      $  3,192     $(8,737)
Preferred stocks......................        4,561         3,356        3,107            --           (6)          110
Common stocks.........................       27,002        28,641       23,457        23,913        62,872       64,805
Mortgage loans........................      103,627       104,052      100,727            --            --           --
Real estate...........................      126,926       151,099      107,725        24,035        26,888        9,510
Other invested assets.................       41,770        57,034       63,386           (40)           92       17,480
Investment in unconsolidated affiliates           --            --           --           --            --           --
                                            923,921       954,450      888,519        48,274        93,038       83,168
Investment expenses...................       (110,176)    (117,785)      (99,996)          --            --           --
Decrease (increase) in valuation                  --            --           --      (1,775)         7,257        1,909
allowances............................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                            $813,745      $836,665     $788,523      $46,499       $100,295     $85,077
=============================================================================================================================
Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $7,166,000 in 2007, $8,667,000 in 2006, and $13,633,000 in 2005.

4. CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS:
Management believes American National's bond portfolio is
diversified and of investment grade. The bond portfolio distributed by quality rating at December 31 is summarized
at right:

COMMON STOCK
American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                               2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Materials............................................................................             3%               3%
Industrials..........................................................................             8%               9%
Consumer goods.......................................................................            19%              18%
Energy and utilities.................................................................            13%              11%
Financials...........................................................................            24%              28%
Information technology...............................................................            13%              11%
Health care..........................................................................            11%              10%
Communications.......................................................................             3%               4%
Mutual funds.........................................................................             6%               6%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                100%             100%
============================================================================================================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE
American National invests primarily in the commercial sector in areas that offer the potential for property value
appreciation.Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                               Mortgage Loans                  Investment Real Estate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            2007             2006              2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Office buildings..............                               25%            24%                 20%              20%
 Shopping centers..............                               24%            30%                 23%              21%
 Commercial....................                                9%             7%                  1%               2%
 Hotels/motels.................                               15%            17%                  2%               2%
 Industrial....................                               24%            19%                 43%              44%
 Other.........................                                3%             3%                 11%              11%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                             100%           100%                100%             100%
============================================================================================================================

American National has a diversified portfolio of mortgage loans and real estate properties.Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                               Mortgage Loans                  Investment Real Estate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           2007              2006              2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
New England....................                               7%                7%                --               --
Middle Atlantic................                              11%               10%                --               --
East North Central.............                              15%               13%                6%              10%
West North Central.............                               3%                2%                2%               1%
South Atlantic.................                              16%               12%               17%              17%
East South Central.............                               4%                5%               11%              11%
West South Central.............                              23%               28%               60%              58%
Mountain.......................                               5%                6%                1%               1%
Pacific........................                              16%               17%                3%               2%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            100%              100%              100%             100%
============================================================================================================================

5. FAIR VALUE OF FINANCIAL INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------

Estimated fair values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

DEBT SECURITIES
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS
The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS
The carrying amount for policy loans approximates their fair value, because the policy loans cannot be separated from the policy contract.

SHORT-TERM INVESTMENTS
The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS
The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their fair value.

NOTES PAYABLE
The carrying amount for notes payable approximates their fair value.

INVESTMENT COMMITMENTS

American National's investment commitments are all short-term in duration, and the fair value was not significant at December 31,
2007 or 2006.

VALUES:
The carrying amounts and estimated fair values of financial instruments at December 31 are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                    2007                                2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                      Carrying Amount      Estimated     Carrying Amount      Estimated
                                                                          Fair Value                          Fair Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
 Bonds:
 Held-to-maturity...............................           $ 6,692,447      $ 6,685,173    $ 6,789,250       $6,738,805
 Available-for-sale.............................             3,837,988        3,837,988      3,465,405        3,465,405
 Preferred stock.................................                78,885           78,885         70,931           70,931
 Common stock....................................             1,194,982        1,194,982      1,156,147        1,156,147
 Mortgage loans on real estate...................             1,547,207        1,549,488      1,379,344        1,390,372
 Policy loans....................................               346,002          346,002        338,855          338,855
 Short-term investments..........................               698,262          698,262        714,200          714,200
FINANCIAL LIABILITIES
 Investment contracts............................             5,927,300        5,927,300      5,841,358        5,841,358
 Notes payable...................................               128,799         128,799         124,075          124,075
-----------------------------------------------------------------------------------------------------------------------------

6. DEFERRED POLICY ACQUISITION COSTS
------------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs and premiums for the years ended December 31, 2007, 2006, and 2005 are summarized as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                Life and      Accident and   Property and       Total
                                                                Annuity          Health        Casualty
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2004............................      $ 934,860       $  92,883       $ 105,288      $1,133,031
  Additions.............................................        170,016          17,830         236,704        424,550
  Amortization..........................................         (154,296)        (18,917)      (226,268)       (399,481)
  Effect of change in unrealized gains on                         24,544             --              --          24,544
  available-for-sale securities.........................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net change............................................         40,264            (1,087)       10,436         49,613
  Foreign exchange effect...............................              69             --              --              69
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2005............................      $ 975,193       $  91,796       $ 115,724      $1,182,713
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Additions.............................................        151,023          16,799         243,319        411,141
  Amortization..........................................         (158,848)        (22,929)      (237,865)       (419,642)
  Effect of change in unrealized gains on                        13,675              --              --         13,675
  available-for-sale securities.........................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net change............................................          5,850            (6,130)        5,454          5,174
  Foreign exchange effect...............................            (8)              --              --            (8)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2006............................      $ 981,035       $  85,666       $ 121,178      $1,187,879
============================================================================================================================
============================================================================================================================
  Additions.............................................        216,660          18,735         232,138        467,533
  Amortization..........................................         (156,017)        (24,508)      (224,499)       (405,024)
  Effect of change in unrealized gains on                         3,080              --              --          3,080
  available-for-sale securities.........................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net change............................................         63,723            (5,773)        7,639         65,589
  Acquisitions..........................................           (2,170)           --              --           (2,170)
  Foreign exchange effect...............................           (13)              --              --           (13)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2007............................      $1,042,575      $  79,893       $ 128,817      $1,251,285
============================================================================================================================
============================================================================================================================
2007 premiums...........................................      $ 547,394       $ 283,765       $1,177,217     $2,008,376
============================================================================================================================
============================================================================================================================
2006 premiums...........................................      $ 449,145       $ 303,285       $1,234,300     $1,986,730
============================================================================================================================
============================================================================================================================
2005 premiums...........................................      $ 398,156       $ 338,437       $1,248,153     $1,984,746
============================================================================================================================

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Acquisition costs for American National's Mexican subsidiary are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders' equity section of the balance sheet.

7. FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES
------------------------------------------------------------------------------------------------------------------------------------

LIFE INSURANCE
Assumptions used in the calculation of future policy benefits or policy account balances for life policies are as follows:

-----------------------------------------------------------------------------------------------------------------------------
         Policy Issue Year                                    Interest Rate                            Percentage of Future
                                                                                                        Policy Benefits So
                                                                                                              Valued
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ordinary
  2006+                             Level rate of 6%                                                  ...              1%
  1996-2005....................     7.5% for years 1 through 5, graded to 5.5% at the end of year 25, ...             10%
                                    and level thereafter
  1981-1995....................     8% for years 1 through 5, graded to 6% at the end of year 25, and ...             17%
                                    level thereafter
  1976-1980....................     7% for years 1 through 5, graded to 5% at the end of year 25, and ...              5%
                                    level thereafter
  1972-1975....................     6% for years 1 through 5, graded to 4% at the end of year 25, and ...              3%
                                    level thereafter
  1969-1971....................     6% for years 1 through 5, graded to 3.5% at the end of year 30,   ...              3%
                                    and level thereafter
  1962-1968....................     4.5% for years 1 through 5, graded to 3.5% at the end of year 15, ...              6%
                                    and level thereafter
  1948-1961....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...              4%
                                    and level thereafter
  1947 and prior...............     Statutory rates of 3% or 3.5%                                     ...              1%
  Participating business acquired   Level rates of 2.5% to 6%                                         ...              9%
Industrial
  1948-1979....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...              3%
                                    and level thereafter
  1947 and prior...............     Statutory rates of 3%                                             ...              2%
Universal Life
                                    Future policy benefits for universal life are equal to the        ...             36%
                                    current account value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100%
=============================================================================================================================

Future policy benefits for group life policies have been calculated using level interest rates ranging from 3% to 5.5.%. Mortality and withdrawal assumptions are based on American National's experience.

ANNUITIES
Fixed annuities included in future policy benefits are calculated using a level interest rate of 5%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE
Interest assumptions used for future policy benefits on health policies are calculated using graded interest rates ranging from
3.5% to 8%. Morbidity and termination assumptions are based on American National's experience.

8 .LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands).

-----------------------------------------------------------------------------------------------------------------------------
                                                                              2007             2006              2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at January 1...............................................      $1,308,603        $1,359,452       $1,275,405
  Less reinsurance recoverables....................................         421,737           454,872          455,395
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net beginning balance..............................................         886,866           904,580          820,010
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Incurred related to:
  Current year.....................................................       1,073,249         1,085,736        1,191,939
  Prior years......................................................            (93,524)         (29,238)          (70,435)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total incurred.....................................................         979,725         1,056,498        1,121,504
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Paid related to:
  Current year.....................................................         636,234           645,777          706,105
  Prior years......................................................         336,799           428,435          330,829
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total paid.........................................................         973,033         1,074,212        1,036,934
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net balance at December 31.........................................         893,558           886,866          904,580
  Plus reinsurance recoverables....................................         363,140           421,737          454,872
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at December 31.............................................      $1,256,698        $1,308,603       $1,359,452
=============================================================================================================================

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

Estimates for ultimate incurred losses and loss adjustment expenses attributable to insured events of prior years has decreased by approximately $94,000,000 in 2007 and $29,000,000 in 2006 as a result of reestimation of unpaid losses and loss adjustment expenses. This change is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

9. REINSURANCE
------------------------------------------------------------------------------------------------------------------------------------

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and
$125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,444,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2007, amounts recoverable from reinsurers with a carrying value of $38,502,912 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the
Turks and Caicos Islands. American National holds collateral related to these reinsurers totaling $36,727,326. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National had amounts receivable from reinsurers totaling $438,066,000 at December 31, 2007. Of this total, $19,400,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American National's financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows
(in thousands):

 ----------------------------------------------------------------------------------------------------------------------------
                                                                   2007                  2006                  2005
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
 Direct premiums.......................................        $2,134,669           $2,117,722            $2,123,294
 Reinsurance premiums assumed from other companies.....           176,357             198,116               199,835
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
 Reinsurance premiums ceded to other companies.........          (302,650)            (329,108)             (338,383)
 ============================================================================================================================
 ============================================================================================================================
 Net premiums..........................................        $2,008,376           $1,986,730            $1,984,746
 ============================================================================================================================
 ============================================================================================================================
 Reinsurance recoveries................................         $ 198,553           $ 591,731             $ 373,579
 ============================================================================================================================

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2007                  2006                  2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct life insurance in force........................                              $65,008,408           $63,194,458
                                                              $67,604,695
Reinsurance risks assumed from other companies........          1,078,371            982,412               856,414
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total life insurance in force.........................         68,683,066         65,990,820            64,050,872
Reinsurance risks ceded to other companies............        (29,635,648)         (26,557,877)          (23,903,319)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net life insurance in force...........................                              $39,432,943           $40,147,553
                                                              $39,047,418
=============================================================================================================================

10. NOTES PAYABLE
------------------------------------------------------------------------------------------------------------------------------------

At December 31, 2007, American National's real estate holding companies were partners in affiliates that had notes payable to third-party lenders totaling $128,799,000. These notes have interest rates ranging from 5.15% to 8.07% and maturities from 2008 to
2014. Each of these notes is secured by the real estate owned through the respective affiliated entity, and American National's liability for these notes is limited to the amount of its investment in the respective affiliate, which totaled $18,950,000 at
December 31, 2007.

11. FEDERAL INCOME TAXES
------------------------------------------------------------------------------------------------------------------------------------

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

----------------------------------------------------------------------------------------------------------------------------
                                          2007                           2006                           2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  Amount         Rate            Amount        Rate             Amount        Rate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income tax on pre-tax income    $122,141        35.00% $141,714        35.00% $120,004        35.00%
Tax-exempt investment income        (6,360)       (1.82)           (5,187)      (1.28)            (4,652)      (1.36)
Dividend exclusion..........        (6,589)       (1.89)           (7,028)      (1.74)            (5,797)      (1.69)
Miscellaneous tax credits, net      (3,862)       (1.11)           (2,284)      (0.56)            (1,099)      (0.32)
Losses on foreign operations          --          --              1,967        0.49              2,526        0.74
Other items, net............        2,872        0.82              2,484        0.61              (3,992)      (1.16)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                $108,202       31.00% $131,666       32.52% $106,990       31.21%
============================================================================================================================

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2007 and December 31, 2006 are as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                                                2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  DEFERRED TAX ASSETS
  Marketable securities, principally due to impairment                                     $  26,875            $ 28,518
losses....................................................................................................
  Investment in real estate and other invested assets, principally due to
    investment valuation                                                                       9,614               9,712
  allowances..........................................................................................................................................
  Policyholder funds, principally due to policy reserve                                      201,702             207,265
discount............................................................................................
  Policyholder funds, principally due to unearned premium                                     31,066              36,638
reserve...................................................................................
  Non-qualified                                                                               25,693              23,377
pension...............................................................................................................................................................
  Participating policyholders'                                                                32,198              30,356
surplus..........................................................................................................................................
  Non-taxable                                                                                  18,127             18,681
pension.................................................................................................................................................................
  Other                                                                                        7,018               4,430
assets...............................................................................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net deferred tax                                                                         $  352,293          $ 358,977
assets..................................................................................................................................
============================================================================================================================
============================================================================================================================

  DEFERRED TAX LIABILITIES
  Marketable securities, principally due to net unrealized gains......................     $ (96,441)          $(97,389)
  Investment in bonds, principally due to accrual of discount on bonds................         (13,395)         (12,701)
  Deferred policy acquisition costs, due to difference between GAAP
    and tax amortization methods......................................................        (332,328)        (311,654)
  Property, plant and equipment, principally due to difference between
    GAAP and tax depreciation method..................................................          (6,233)          (6,467)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net deferred tax liabilities........................................................        (448,397)        (428,211)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total deferred tax................................................................     $ (96,104)         $ (69,234)
============================================================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Upon implementation of FASB No. 48, "Accounting for Uncertainty in Income Taxes," on January 1, 2007, American National decreased retained earnings approximately $3,614,000 and increased its reserve for unrecognized tax benefits. The reserve is included with the "Other liabilities" in the Consolidated Statements of Financial Position. The change in the reserve during the year is as follows (in thousands):

-----------------------------------------------------------------------
                                                           2007
-----------------------------------------------------------------------
-----------------------------------------------------------------------
UNRECOGNIZED TAX POSITIONS
Balance at beginning of year.....................          5,832
Tax positions from prior years...................             --
Current year tax positions.......................             --
Settlements during the year......................         (1,214)
Lapse in statute of limitations..................             --
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Balance at end of year                                     4,618
=======================================================================

Interest expense of approximately $791,000 has also been recognized in conjunction with the uncertain tax positions. Of this amount, approximately $569,000 was charged to the beginning balance of retained earnings in the Consolidated Statements of
Financial Position and approximately $222,000 is included with the "Other operating costs and expenses" in the Consolidated
Statements of Income. No provision was provided for penalties related to American National's uncertain tax positions.

Within the next twelve months, the reserve for unrecognized tax benefits is expected to decrease by approximately $1,200,000 as a result of settlements and will have no impact on the company's effective tax rate. However, management believes that it is reasonably possible that certain tax benefits could be recognized within the next twelve months that would decrease the company's effective tax rate. The amount of such tax benefits is undeterminable at this time but would be immaterial to the company's financial position.

The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service for years 2002 to
2006 has either been extended or has not expired. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld.

Federal income taxes totaling approximately $101,333,000, $126,494,000, and $81,921,000 were paid to the Internal Revenue Service in 2007, 2006 and 2005, respectively.

12. COMPONENTS OF COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------------------------

The items included in comprehensive income, other than net income, are unrealized gains and losses on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments and pension liability adjustments. The details on the unrealized gains and losses included in comprehensive income, and the related tax effects thereon, are as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                   Before           Federal Income           Net of
                                                               Federal Income             Tax            Federal Income
                                                                     Tax                Expense                Tax
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2007
Unrealized losses...........................................    $   (20,082)         $    (7,029)         $   (13,053)
Less reclassification adjustment for net gains realized in           20,494                7,173               13,321
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $        412         $        144         $        268
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2006
Unrealized losses...........................................    $   (21,145)         $    (7,401)         $   (13,744)
Less reclassification adjustment for net gains realized in           65,660               22,981               42,679
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $     44,515         $     15,580         $     28,935
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2005
Unrealized losses...........................................    $  (159,187)         $   (55,715)         $  (103,472)
Less reclassification adjustment for net gains realized in           56,178               19,662               36,516
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss component of comprehensive income.......    $  (103,009)         $   (36,053)         $   (66,956)
============================================================================================================================

13. STOCKHOLDERS' EQUITY AND MINORITY INTERESTS
------------------------------------------------------------------------------------------------------------------------------------

Common Stock
American National has only one class of common stock, with a par value of $1.00 per share and 50,000,000 authorized shares.
The amounts outstanding at December 31, were as follows:

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                 2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Shares issued...........................................                 30,832,449        30,832,449       30,832,449
  Treasury shares.........................................                  4,099,617         4,105,617        4,105,617
  Restricted shares.......................................                    253,000           247,000          247,000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Outstanding shares....................................                 26,479,832        26,479,832       26,479,832
============================================================================================================================

Stock-Based Compensation
American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options,
Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Five awards of restricted stock have been granted, with a total of
234,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $2,000,000 in 2007, $1,948,000 in 2006, and $1,654,000 in 2005.

The plan provides for the award of Stock Appreciation Rights (SAR). The SARs give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the
SARs was $1,874,000 and $2,044,000 at December 31, 2007 and 2006, respectively. Compensation expense was recorded totaling
$1,376,000, $560,000, and $1,600,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

SAR and Restricted Stock (RS) information for 2007, 2006 and 2005 follows:

----------------------------------------------------------------------------------------------------------------------------
                                                SAR Shares     SAR Weighted-Average      RS Shares     RS Weighted-Average
                                                                  Price per Share                        Price per Share
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2004........           94,350                $84.06            161,000              $ 6.92
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................           92,500                100.46             86,000                 --
Exercised...............................          (26,109)                81.27                --                  --
Cancelled...............................           (3,366)                89.85                --                  --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2005........          157,375                $94.04            247,000              $ 4.51
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................            2,500                119.25                --                  --
Exercised...............................          (22,713)                90.18                --                  --
Cancelled...............................           (4,463)                97.81                --                  --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2006........          132,699                $95.05            247,000              $ 4.51
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................            4,500                130.52              6,000                 --
Exercised...............................          (34,795)                91.36                --                  --
Cancelled...............................           (5,680)                98.20                --                  --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2007........           96,724                $97.83            253,000              $ 4.40
============================================================================================================================

The weighted-average contractual remaining life for the 96,724 SAR shares outstanding as of December 31, 2007, is 6.6 years. The weighted-average exercise price for these shares is $91.36 per share. Of the shares outstanding, 38,703 are exercisable at a weighted-average exercise price of $90.26 per share.

The weighted-average contractual remaining life for the 253,000 Restricted Stock shares outstanding as of December 31, 2007, is
5.0 years. The weighted-average exercise price for these shares is $4.40 per share. None of the shares outstanding was exercisable.

EARNINGS PER SHARE
Basic earnings per share was calculated using a weighted average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unrestricted shares outstanding....................................        26,479,832        26,479,832       26,479,832
Incremental shares from restricted stock...........................           158,992           132,632          109,379
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total shares for diluted calculations..............................        26,638,824        26,612,464       26,589,211
Diluted earnings per share.........................................             $9.04            $10.27            $8.87
============================================================================================================================

DIVIDENDS
American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis. At December 31, 2007 American National's statutory capital and surplus was $2,164,812,092.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2007, approximately $1,404,489,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

MINORITY INTERESTS
American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement, which effectively gives complete control of County Mutual to
American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling
$6,750,000 at December 31, 2007 and 2006.

American National's subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements.
As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $2,211,000 and $5,477,000 at December 31, 2007 and 2006,
respectively.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of
Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY was to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares were purchased from the officers by American National in 2007 and TMNY was subsequently dissolved. The total value of the preferred shares that were included in minority interests was $4,739,000 at December 31, 2006.

14. SEGMENT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

INDEPENDENT MARKETING GROUP
This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

CAREER SALES & SERVICE DIVISION
This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico. In prior years, this segment was referred to as "Home Service Division."

MULTIPLE LINE

This segment derives its revenues from the sale of individual life, annuity, accident and health and property and casualty products marketed through American National, American National Life Insurance Company of Texas, the American National Property &
Casualty Companies and the Farm Family Companies.

SENIOR AGE MARKETING
This segment derives its revenues primarily from the sale of Medicare Supplement plans, individual life, annuities and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING
This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life
Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION
This segment derives its revenues principally from the sale of credit insurance products.

HEALTH DIVISION
This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

CAPITAL AND SURPLUS
This segment derives its revenues principally from investment instruments.

ALL OTHER
This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

o        Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.
o        Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.
o        Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.
o        Gain or loss on the sale of investments is allocated to capital and surplus.
o        Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.
o        Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.
o        The following tables summarize net income and various components of net income by operating segment for the years ended
December 31, 2007, 2006, and 2005 (in thousands):
-----------------------------------------------------------------------------------------------------------------------------
                                Premiums         Net       Expenses     Equity in     Gain         Federal         Net
                                                                                      From
                                              Investment                             dOperations
                                              Income                                  before       Income
                                and Other     and          and                        Federal      Tax
                                 Policy       Realized     Benefits     Unconsolidate Income       Expense        Income
                                 Revenue        Gains                   Affiliates      Taxes      (Benefit)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.             $    $            $            $    --       $            $            $
                                   266,761      348,773       78,737                     36,797       12,143        24,654
Career Sales & Service Division    202,611      101,937      290,870            --       13,678        4,514         9,164
Multiple Line...............
                                 1,220,863      174,476    1,256,274         --         139,065       45,891        93,174
Senior Age Marketing........       138,975       16,939      151,226            --        4,688        1,547         3,141
Direct Marketing............        41,170        3,694       40,524            --        4,340        1,432         2,908
Credit Insurance Division...       169,250       20,259      176,204            --       13,305        4,391         8,914
Health Division.............       128,862        3,308      132,863            --        (693)        (229)         (464)
Capital and Surplus.........         1,915      162,622       26,326         3,928      142,139       39,947       102,192
All Other...................        40,456       28,236       75,054         2,019      (4,343)      (1,433)       (2,910)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                         $    $            $            $             $            $            $ 240,773
                                 2,210,863    860,244      ,728,078          5,947    348,976      108,203
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $ 148,517      $337,494     $460,698     $    --       $ 25,313     $  8,353     $ 16,960
Career Sales & Service Division    207,145      101,890      292,086            --       16,949        5,593       11,356
Multiple Line...............     1,275,306    174,765    1,325,557           --        124,514       41,090       83,424
Senior Age Marketing........       161,409       19,421      164,645            --      16,185        5,341       10,844
Direct Marketing............        40,699        3,466       45,193            --     (1,028)        (339)        (689)
Credit Insurance Division...       170,310       18,165      190,296            --     (1,821)        (601)      (1,220)
Health Division.............       135,063        3,562      141,369            --     (2,744)        (906)      (1,838)
Capital and Surplus.........         3,329      224,163       27,448         6,496     206,540       66,209      140,331
All Other...................        35,693       54,034       69,462           724       20,989        6,926       14,063
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,177,471     $936,960     $2,716,754   $ 7,220       $404,897     $131,666     $273,231
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $  97,212      $330,997     $392,779     $    --       $ 35,430     $ 11,692     $ 23,738
Career Sales & Service Division    208,162      105,477      295,234            --      18,405        6,074       12,331
Multiple Line...............     1,297,013      173,010                         --      87,093       28,741       58,352
                                                           1,382,930
Senior Age Marketing........       184,195       17,949      184,728            --      17,416        5,747       11,669
Direct Marketing............        39,706        3,343       40,236            --       2,813          928        1,885
Credit Insurance Division...       163,929       18,778      170,783            --      11,924        3,935        7,989
Health Division.............       141,008        3,827      144,779            --          56           18           38
Capital and Surplus.........           993      186,775       22,631         5,551     170,688       50,170      120,518
All Other...................        39,656       33,444       74,267           211        (956)        (315)         (641)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,171,874     $873,600     $2,708,367   $ 5,762       $342,869     $106,990     $235,879
=============================================================================================================================

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United
States.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 2007, 2006, and 2005 (in thousands):

 ----------------------------------------------------------------------------------------------------------------------------
                                      Life        Annuity     Accident    Property and    Credit        All        Total
                                                             and Health     Casualty                   Other      Revenues
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   2007
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   Independent Marketing Group...   $   64,802      $550,732           $              $       $  --           $            $
                                                                      --             --                      --      615,534
   Career Sales & Service              290,888         3,784       9,876             --          --          --      304,548
 Division........................
   Multiple Line.................      204,237        38,121      14,152      1,138,829          --          --    1,395,339
   Senior Age Marketing..........       23,475         5,269     125,307             --          --       1,863      155,914
   Direct Marketing..............       44,576            89         199             --          --          --       44,864
   Credit Insurance Division.....           --            --          --             --     189,509          --      189,509
   Health Division...............        1,925            --     130,245             --          --          --      132,170
   Capital and Surplus...........           --            --          --             --          --     164,537      164,537
   All Other.....................       23,593        14,191       2,050             --          --      28,858       68,692
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
                                     $ 653,496      $612,186   $ 281,829    $ 1,138,829    $189,509    $195,258  $ 3,071,107
 ============================================================================================================================
 ============================================================================================================================

 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   2006
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   Independent Marketing Group...   $   57,453      $428,558           $              $           $           $    $ 486,011
                                                                       --              --           --           --
   Career Sales & Service              294,890        10,551       3,594             --          --          --      309,035
 Division........................
   Multiple Line.................      205,433        38,822      14,834      1,190,982          --          --    1,450,071
   Senior Age Marketing..........       25,310         6,071     145,138             --          --       4,311      180,830
   Direct Marketing..............       43,809            90         266             --          --          --       44,165
   Credit Insurance Division.....           --            --          --             --     188,475          --      188,475
   Health Division...............        2,708            --     135,917             --          --          --      138,625
   Capital and Surplus...........           --            --          --             --          --     227,492      227,492
   All Other.....................       24,527        12,404       2,184             --          --      50,612       89,727
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
                                     $ 654,130      $496,496   $ 301,933     $1,190,982    $188,475    $282,415  $ 3,114,431
 ============================================================================================================================
 ============================================================================================================================

 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   2005
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   Independent Marketing Group...    $  57,831      $370,378           $              $           $           $            $
                                                                      --             --          --          --      428,209
   Career Sales & Service              298,627         4,094      10,918             --          --          --      313,639
 Division........................
   Multiple Line.................      204,862        37,326      15,578      1,212,257          --          --    1,470,023
   Senior Age Marketing..........       25,403         3,556     172,405             --          --         780      202,144
   Direct Marketing..............       42,683           103         263             --          --          --       43,049
   Credit Insurance Division.....           --            --          --             --     182,707          --      182,707
   Health Division...............        1,954            --     142,881             --          --          --      144,835
   Capital and Surplus...........           --            --          --             --          --     187,768      187,768
   All Other.....................       26,624        12,941       2,831             --          --      30,704       73,100
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
                                      $657,984      $428,398   $ 344,876     $1,212,257    $182,707    $219,252  $ 3,045,474
 ============================================================================================================================

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 2007 and 2006 (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                                              2007              2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Independent Marketing Group.......................................................          $7,238,849  $6,915,329
  Career Sales & Service Division...................................................           1,938,996        1,912,687
  Multiple Line.....................................................................           4,179,068        4,167,801
  Senior Age Marketing..............................................................             394,293          405,756
  Direct Marketing..................................................................             132,921          127,335
  Credit Insurance Division.........................................................             480,742          503,310
  Health Division...................................................................             399,434          431,904
  Capital and Surplus...............................................................           2,841,313        2,603,611
  All Other.........................................................................             859,253          865,611
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                            $ 18,464,869  $17,933,344
============================================================================================================================

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of
American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of
American National's insurance business is written through large third-party marketing organizations. During 2007, no single customer or organization was responsible for more than 3% of total premium revenue and policy deposits. This compares with 4% in
2006 and 8% in 2005. Of the total business written by these organizations, the majority was policy account deposits for annuities.

15. RETIREMENT BENEFITS
------------------------------------------------------------------------------------------------------------------------------------

PENSION BENEFITS
American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Career Sales & Service Division agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1,
1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

As discussed in note 2, effective December 31, 2006, American National adopted the recognition and disclosure provisions of FAS
158. Statement 158 requires companies to recognize the funded status of defined benefit pension and other postretirement plans as a net asset or liability on its balance sheet. The statement precludes prior period restatement, so although the 2007 and 2006 balances are comparable, they are not comparable with those shown for 2005.

American National uses a December 31 measurement date for its defined benefit plans.Combined activity in the defined benefit pension plans was as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reconciliation of benefit obligation
  Obligation at beginning of year.................................       $  283,344       $  277,877        $  251,373
  Service cost benefits earned during period......................            9,326            9,633             8,981
  Interest cost on projected benefit obligation...................            16,483           15,474            14,737
  Participant contributions.......................................              730              751               767
  Amendments......................................................               --               --                --
  Actuarial gain (loss)...........................................            8,461          (6,247)            16,490
  Benefits paid...................................................           (15,687)          (14,144)         (14,471)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Obligation at end of year.......................................       $   302,657      $   283,344       $   277,877
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year..................       $   167,478      $   158,141       $   157,085
  Actual return on plan assets....................................            15,979            9,231             8,763
  Employer contributions..........................................            14,580           13,499             5,997
  Participant contributions.......................................               731              751               767
  Benefits paid...................................................           (15,750)          (14,144)         (14,471)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year                               $   183,018      $   167,478       $   158,141
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Funded status at end of year......................................       $  119,639       $  115,866        $  119,736
============================================================================================================================

Amounts recognized in the statement of financial position consist of (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                                               2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Assets..............................................................................       $            --  $            --
Liabilities.........................................................................             (119,639)        (115,866)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                $(119,639)       $(115,866)
============================================================================================================================

The components of the combined net periodic benefit cost for the defined benefit pension plans were as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Service cost......................................................        $   9,366        $   9,664         $   9,035
Interest cost.....................................................           16,483           15,474            14,737
Expected return on plan assets....................................           (12,375)          (11,808)         (11,425)
Amortization of prior service cost................................            3,666            4,613             4,613
Amortization of transition obligation.............................              117               47                10
Amortization of net gain (loss)...................................            6,197            4,784             3,481
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost.........................................        $  23,454        $  22,774         $  20,451
============================================================================================================================

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income were as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Prior service cost................................................        $   3,711        $(12,973)         $      --
Net actuarial loss................................................            2,215           26,045          (13,634)
Deferred tax benefit..............................................           (2,074)          (4,575)             4,772
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Other comprehensive loss, net of tax..............................        $   3,852        $   8,497         $ (8,862)
============================================================================================================================

Amounts recognized as a component of accumulated other comprehensive income as of year end that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans are presented in the following table (in thousands). The estimated net loss and prior service cost for the plan that will be amortized from accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $5,300,000 and $3,500,000, respectively.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Prior service cost...................................................................      $ (9,262)         $(12,973)
Net actuarial loss...................................................................       (43,374)          (45,589)
Deferred tax benefit.................................................................          18,423            20,497
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amounts included in accumulated other comprehensive income...........................      $(34,213)         $(38,065)
============================================================================================================================

The assumptions used in the measurement of the company's benefit obligation are shown in the following table (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                                      Pension Benefits
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                          Used for Net         Used for Benefit Obligations
                                                                   Benefit Cost in Fiscal Year       as of 12/31/2007
                                                                     1/1/2007 to 12/31/2007
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Discount rate..................................................              5.75%                        6.10%
Rate of compensation increase..................................              3.75%                        4.20%
Long-term rate of return.......................................              7.65%                        7.65%
============================================================================================================================

American National's funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary. American National, excluding Farm Family, contributed $8,300,000 and $7,200,000 to the qualified retirement plan in 2007 and 2006, respectively. Farm Family contributed $341,000 in 2007 and $638,000 in 2006 to their qualified retirement plan.

American National expects to contribute $9,200,000 to its qualified pension plan in fiscal year 2008. The Farm Family Insurance
Companies expect to contribute $2,200,000 to their pension plans in fiscal year 2008.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

---------------------------------------------------------
Year                                    Pension Benefits
---------------------------------------------------------
---------------------------------------------------------
2008.............................................$15,207.............................
2009..............................................16,737.............................
2010..............................................19,653...............................
2011..............................................23,505.............................
2012..............................................23,287.............................
2013-17..........................................143,193..........................
---------------------------------------------------------

The pension plan asset allocations at December 31, 2007 and December 31, 2006 by asset category are as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                            Plan Assets at December 31,
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                              2007              2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Asset Category
Equity securities....................................................................          36.5%             33.8%
Debt securities......................................................................          48.0%             47.6%
Other................................................................................          15.5%             18.6%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total................................................................................         100.0%            100.0%
============================================================================================================================

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash from zero to
15%, debt securities from 40% to 80% and equity securities from 20% to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate of return on assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return
(i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

POSTRETIREMENT LIFE AND HEALTH BENEFITS
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American
National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in the liability for retirement benefits, was $6,000,000 and $6,300,000 at December 31, 2007 and 2006, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation.Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

SAVINGS PLANS
In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees, excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (401(k) plan) allows

employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan.Company contributions are made under the incentive savings plan for the Farm
Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,700,000 for 2007, $2,800,000 for 2006 and $2,600,000 for 2005.

16. COMMITMENTS AND CONTINGENCIES
------------------------------------------------------------------------------------------------------------------------------------

COMMITMENTS
American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2007, were approximately $4,130,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2007, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $272,231,000, all of which are expected to be funded in 2008. As of December 31, 2007, all of the mortgage loan commitments have interest rates that are fixed.

GUARANTEES
In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation.
The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies.If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of
December 31, 2007, was approximately $304,111,000, while the total cash values of the related life insurance policies was approximately $315,966,000.

LITIGATION
American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts.
Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National is a defendant in several lawsuits which propose to certify one or more classes of persons who contend that
American National allegedly failed to refund credit life and disability insurance premiums to persons who paid the underlying indebtedness prior to the insured loan's maturity. One of the lawsuits has been preliminarily settled as a class action, with final approval of the settlement expected in 2008. Additionally, American National has reached a settlement with the State of
Texas in an action regarding this situation. The amount of expense for that settlement and the provision for additional losses regarding that settlement and for the possible lawsuits is not material to the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON
SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors
American National Insurance Company

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007. Our audit was made for the purpose of forming an opinion on the basic consolidated statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2007 and 2006
and for each of the years in the three-year period ended December 31, 2007, is presented for the purposes of complying with the
Securities and Exchange rules and is not a required part of basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

KPMG LLP

Houston, Texas
April 30, 2008

                                      American National Insurance Company and Subsidiaries

                            SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                            (IN THOUSANDS)

                                                           December 31, 2007

                             Column A                                        Column B            Column C                Column D

                                                                                                                      Amount at Which
                                                                                                  Market               Shown in the
Type of Investment                                                           Cost (a)              Value               Balance Sheet
--------------------------------------------------------------------    -- -------------    --- ------------    --- --------------------

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                               $       219,804     $       220,936     $               219,804
        States, municipalities and political subdivisions                       228,122             231,705                     228,122
        Foreign governments                                                       5,868               6,532                       5,868
        Public utilities                                                        411,353             412,881                     411,353
        All other corporate bonds                                             5,827,300           5,813,119                   5,827,300
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                                        30,616              31,117                      31,117
        States, municipalities and political subdivisions                       416,425             419,743                     419,743
        Foreign governments                                                         800                 777                         777
        Public utilities                                                        192,333             199,443                     199,443
        All other corporate bonds                                             3,243,108           3,186,908                   3,186,908
    Redeemable preferred stock                                                   87,422              78,885                      78,885
                                                                        -- -------------    --- ------------    --- --------------------
          Total fixed maturities                                        $    10,663,151     $    10,602,046     $            10,609,320
                                                                        -- -------------    --- ------------    --- --------------------
  Equity Securities:
    Common stocks:
        Public utilities                                                $        21,942     $        34,957     $                34,957
        Banks, trust and insurance companies                                     87,791             109,901                     109,901
        Industrial, miscellaneous and all other                                 764,718           1,050,124                   1,050,124
                                                                        -- -------------    --- ------------    --- --------------------
          Total equity securities                                       $       874,451     $     1,194,982     $             1,194,982
                                                                        -- -------------    --- ------------    --- --------------------

  Mortgage loans on real estate                                         $     1,547,207           XXXXXX        $             1,547,207
  Investment real estate                                                        467,293           XXXXXX                        467,293
  Real estate acquired in satisfaction of debt                                   10,165           XXXXXX                         10,165
  Policy loans                                                                  346,002           XXXXXX                        346,002
  Other long-term investments                                                    89,791           XXXXXX                         89,791
  Short-term investments                                                        698,262           XXXXXX                        698,262
                                                                        -- -------------                        --- --------------------
          Total investments                                             $    14,696,322           XXXXXX        $            14,963,022
                                                                        == =============                        === ====================

(a)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

                                                                                    American National Insurance Company and Subsidiaries

                                                                                     SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                                                                                       (IN THOUSANDS)

Column A                                       Column B           Column C          Column D         Column E         Column F         Column G           Column H           Column I           Column J          Column K

                                                                Future Policy                                                                            Benefits,         Amortization
                                               Deferred           Benefits,                        Other Policy                                        Claims, Losses       of Deferred
                                                Policy         Losses, Claims                       Claims and                            Net               and               Policy              Other
                                              Acquisition         and Loss          Unearned         Benefits          Premium        Investment         Settlement         Acquisition         Operating         Premiums
Segment                                          Cost             Expenses          Premiums          Payable          Revenue        Income (a)          Expenses             Costs          Expenses (b)         Written
-----------------------------------------     ------------     ----------------     ----------     --------------    ------------     ------------     ---------------     --------------     --------------     ------------

2007
Multiple Line Marketing                   $       263,884  $         1,947,355  $     801,721  $       1,040,886  $    1,134,356  $       174,476  $          863,124  $         213,171  $         131,308  $     1,061,383
Career Sales & Service Division                   195,833            1,590,358          1,448             24,056         189,578          101,937             109,990             50,616             98,641               --
Independent Marketing                             498,890            6,619,548            107             51,453         209,256          348,773             130,074             33,569             74,815               --
Health Insurance                                    4,967               22,517          3,940            350,315         117,575            3,308              92,139            962,725          (923,795)               --
Credit Insurance                                  104,309                   --         87,788             43,683         164,436           20,259              63,382             88,053             24,769          132,590
Senior Age Marketing                               70,413              250,612         28,848             34,147         135,914           16,939             109,092              3,898             40,258               --
Direct Marketing                                   86,804               61,017            353              8,318          40,524            3,694              20,542              8,225              9,798               --
Capital and Surplus                                    --                   --             --                 --              --          116,123                  --                 --             11,285               --
All other                                          26,185              278,695            725              7,568          16,737           28,236              34,914                 --             50,544               --
                                              ------------     ----------------     ----------     --------------    ------------     ------------     ---------------     --------------     --------------     ------------
    Total                                 $     1,251,285  $        10,770,102  $     924,930  $       1,560,426  $    2,008,376  $       813,745  $        1,423,257  $       1,360,257  $       (482,377)  $     1,193,973
                                              ============     ================     ==========     ==============    ============     ============     ===============     ==============     ==============     ============

2006
Multiple Line Marketing                   $       257,820  $         1,904,142  $     823,496  $       1,051,332  $    1,191,195  $       174,765  $          919,095  $         221,002  $         138,192  $     1,091,980
Career Sales & Service Division                   197,110            1,564,125          1,463             28,602         192,469          101,890             111,787             49,179             96,447               --
Independent Marketing                             439,539            6,375,487            107             51,405         106,234          337,494             111,482             40,793             65,565               --
Health Insurance                                    5,300               21,175          4,254            383,024         120,089            3,562             103,753              6,688             30,094               --
Credit Insurance                                  103,921                3,608         82,997             45,453         165,151           18,165              71,151             86,831             33,435          193,232
Senior Age Marketing                               73,877              257,639         28,267             33,091         156,252           19,421             114,436              5,627             49,079               --
Direct Marketing                                   81,427               58,328            312              8,989          40,130            3,466              24,341              9,522             10,148               --
Capital and Surplus                                    --                   --             --                 --              --          123,868                  --                 --             19,482               --
All other                                          28,885              292,077            803              6,922          15,210           54,034              35,017                 --             39,809               --
                                              ------------     ----------------     ----------     --------------    ------------     ------------     ---------------     --------------     --------------     ------------
    Total                                 $     1,187,879  $        10,476,581  $     941,699  $       1,608,817  $    1,986,730  $       836,665  $        1,491,062  $         419,642  $         482,251  $     1,285,212
                                              ============     ================     ==========     ==============    ============     ============     ===============     ==============     ==============     ============

2005
Multiple Line Marketing                   $       256,475  $         1,847,124  $     626,699  $       1,034,593  $    1,215,717  $       173,010  $          988,497  $         209,433  $         138,388  $     1,134,954
Career Sales & Service Division                   199,214            1,538,739          4,495             31,040         192,039          105,477             118,135             46,636            106,969               --
Independent Marketing                             434,981            6,303,777            158             39,931          62,594          330,997              98,984             39,957             50,173               --
Health Insurance                                    6,622               21,079          5,560            399,491         127,444            3,823             104,389              4,163             34,975               --
Credit Insurance                                   98,102                7,995        235,175             78,053         155,975           18,778              63,487             83,621             24,308          201,748
Senior Age Marketing                               77,921              257,081         32,808             34,453         182,931           17,939             133,501              5,815             47,299               --
Direct Marketing                                   77,538               56,651            248              6,187          39,030            3,343              19,262              9,856              9,957               --
Capital and Surplus                                    --                   --             --                 --              --          101,698                  --                 --             11,576               --
All other                                          31,860              306,090            938              7,341           9,016           33,458              31,140                 --             45,665               --
                                              ------------     ----------------     ----------     --------------    ------------     ------------     ---------------     --------------     --------------     ------------
    Total                                 $     1,182,713  $        10,338,536  $     906,081  $       1,631,088  $    1,984,746  $       788,523  $        1,557,395  $         399,481  $         469,310  $     1,336,702
                                              ============     ================     ==========     ==============    ============     ============     ===============     ==============     ==============     ============

(a)  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.  Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line.  Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b)  Identifiable commissions and expenses are charged directly to the appropriate line of business.  The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

                                                    American National Insurance Company and Subsidiaries

                                                                 SCHEDULE IV - REINSURANCE
                                                                       (IN THOUSANDS)

                    Column A                                Column B               Column C                Column D               Column E            Column F

                                                                                   Ceded to                Assumed                                 Percentage of
                                                              Gross                  Other                from Other                 Net           Amount Assumed
                                                             Amount                Companies              Companies                Amount              to Net
                                                         ----------------       ----------------        ---------------        ----------------   -----------------

2007
 Life insurance in force                             $        67,604,695     $       29,635,648     $        1,078,371     $        39,047,418          2.8%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                609,643                 72,604                 10,355                 547,394          1.9%
   Accident and health insurance                                 255,948                126,417                154,234                 283,765         54.4%
   Property and liability insurance                            1,269,078                103,629                 11,768               1,177,217          1.0%
                                                         ----------------                               ---------------        ----------------
                                                                                ----------------
      Total premiums                                 $         2,134,669     $          302,650     $          176,357     $         2,008,376          8.8%
                                                         ================       ================        ===============        ================

2006
 Life insurance in force                             $        65,008,408     $       26,557,877     $          982,412     $        39,432,943          2.5%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                504,225                 65,726                 10,646                 449,145          2.4%
   Accident and health insurance                                 312,694                178,195                168,786                 303,285         55.7%
   Property and liability insurance                            1,300,803                 85,187                 18,684               1,234,300          1.5%
                                                         ----------------       ----------------        ---------------        ----------------
      Total premiums                                 $         2,117,722     $          329,108     $          198,116     $         1,986,730         10.0%
                                                         ================       ================        ===============        ================

2005
 Life insurance in force                             $        63,194,458     $       23,903,319     $          856,414     $        40,147,553          2.1%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                455,121                 67,759                 10,794                 398,156          2.7%
   Accident and health insurance                                 349,138                170,610                159,909                 338,437         47.2%
   Property and liability insurance                            1,319,035                100,014                 29,132               1,248,153          2.3%
                                                         ----------------       ----------------        ---------------        ----------------
      Total premiums                                 $         2,123,294     $          338,383     $          199,835     $         1,984,746         10.1%
                                                         ================       ================        ===============        ================

                                                              American National Insurance Company and Subsidiaries

                                                               SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
                                                                               (IN THOUSANDS)

                  Column A                              Column B                 Column C                              Column D                              Column E

                                                                                                                Deductions - Describe
                                                                                                     ---------------------------------------------
                                                       Balance at               Additions                 Amounts                                           Balance at
                                                      Beginning of              Charged to            Written off Due                Amounts                  End of
Description                                              Period                  Expense              to Disposal (a)             Commuted (b)                Period
---------------------------------------------   --- -----------------    --- -----------------    -- -------------------    --- ------------------   --- -----------------

2007
Investment valuation allowances:

  Mortgage loans on real estate                 $   13,835               $               ----     $                ----     $             (1,775)    $             15,610

  Investment real estate                            11,194                               ----                      ----                      ----                  11,194
  Investment in unconsolidated

    affiliates                                      -                                    ----                      ----                      ----                       -

  Other assets                                      -                                    ----                      ----                      ----                       -
                                                --- -----------------    --- -----------------    -- -------------------    --- ------------------   --- -----------------

       Total                                    $   25,029               $   -                    $  -                      $   (1,775)              $   26,804
                                                === =================    === =================    == ===================    === ==================   === =================

2006
Investment valuation allowances:

  Mortgage loans on real estate                 $   14,444               $               ----     $                ----     $                 609    $             13,835

  Investment real estate                            17,870                            (7,049)                         -                     (373)                  11,194
  Investment in unconsolidated

    affiliates                                      -                                    ----                      ----                      ----                       -

  Other assets                                      -                                    ----                      ----                      ----                       -
                                                --- -----------------    --- -----------------    -- -------------------    --- ------------------   --- -----------------

       Total                                    $   32,314               $   (7,049)              $  -                      $   236                  $   25,029
                                                === =================    === =================    == ===================    === ==================   === =================

2005
Investment valuation allowances:

  Mortgage loans on real estate                 $   11,404                $              ----     $                ----      $            (3,040)     $            14,444

  Investment real estate                            17,460                              5,359                     7,823                   (2,874)                  17,870
  Investment in unconsolidated

    affiliates                                      -                                    ----                      ----          ----                                   -

  Other assets                                      -                                    ----                      ----                      ----                       -
                                                --- -----------------    --- -----------------    -- -------------------    --- ------------------   --- -----------------

       Total                                    $   28,864               $   5,359                $  7,823                  $   (5,914)              $   32,314
                                                === =================    === =================    == ===================    === ==================   === =================

(a)  Amounts written off due to disposal represent reductions or (additions)  in the balance due to sales, transfers or other disposals of the asset with which the allowance is
associated.
(b)  Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements and Exhibits

1.       Part A of the  Registration  Statement.  Condensed  financial  information  reflecting the value and number of units  outstanding for each class of Accumulation  Units of the Separate  Account for the years ended December
         31, 2000 through December 31, 2007...

2.       Part B of the Registration  Statement.  The most recent audited  financial  statements of the Separate Account as of  December  31,  2006  and for  each of the  years  or  periods  presented.  The  consolidated  financial statements  of the American  National  Insurance  Company as of December 31, 2007 and for each of the years in the three (3) year period ended December 31, 2007.

(b)      Exhibits

     Exhibit 1-- Copy of the resolutions of the Board of Directors of the Depositor  authorizing the  establishment  of the Registrant  (previously filed with Form N-4 for the registration  statement number 333-33856 filed on April 3,
     2000).

     Exhibit 2-- Not applicable.

     Exhibit  3--  Distribution  and  Administrative  Services  Agreement  (previously  filed  with  Form  N-4  for the registration statement number 333-33856 filed on April 3, 2000).

     Exhibit 4-- Form of Variable  Annuity  Contract  (previously  filed with Form N-4 for the  registration  statement number 333-33856 filed on February 24, 2003).

     Exhibit 5-- Form of  application  used with any Variable  Annuity  Contract  previously  filed with  pre-effective amendment number one filed on August 7, 2001).

     Exhibit 6a-- Copy of the  Articles  of  Incorporation  of the  Depositor  (previously  filed with Form N-4 for the registration statement number 333-33856 filed on April 3, 2000).

     Exhibit 6b-- Copy of the By-laws of the Depositor  (previously filed with Form N-4 for the registration  statement number 333-33856 filed on April 3, 2000).

     Exhibit 7-- Reinsurance Contracts--Not applicable.

     Exhibit 8a-- Form of American National Investment Account,  Inc.  Participation  Agreement  (previously filed with
     Form N-4 for the registration statement number 333-33856 filed on April 3, 2000).

     Exhibit 8b-- Form of Variable Insurance Products Fund Participation  Agreement (previously filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000).

     Exhibit 8c-- Form of Variable  Insurance Products Fund I Participation  Agreement  (previously filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000).

     Exhibit 8d-- Form of T. Rowe Price  International  Series,  Inc., T. Rowe Price Equity Series.,  Inc., and T. Rowe
     Price Fixed Income Series,  Inc.  (previously filed with Form N-4 for the registration  statement number 333-33856 filed on April 3, 2000).

     Exhibit 8e-- Form of MFS Variable  Insurance Trust  Participation  Agreement  (previously  filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000).

     Exhibit 8f-- Form of Federated Insurance Series Fund Participation  Agreement  (previously filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000).

     Exhibit 8g-- Form of Fred Alger American Fund  Participation  Agreement  (previously  filed with Form N-4 for this registration statement number 333-33856 filed on April 3, 2000).

     Exhibit 8h-- Form of AIM Variable  Investment Fund  Participation  agreement  [previously  filed with Registrant's post effective amendment number to this registration statement (number 333-33856) filed on April 27, 2006].

     Exhibit 9-- An opinion of counsel and consent to its use as to the legality of the  securities  being  registered, indicating  whether they will be legally issued and will  represent  binding  obligations of the depositor  (filed herewith).

     Exhibit  10-- Consent of independent accountants (filed herewith).

     Exhibit 11-- Not applicable.

     Exhibit 12-- Not applicable.

     Exhibit 14-- Power of Attorney  (previously filed with Registrant's  post-effective  amendment number seven, filed on April 29, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

The principal business address of the directors and officers,  unless otherwise indicated, or unless indicated by an asterisk (*), is American National Insurance Company,  One Moody Plaza,  Galveston,  Texas 77550. Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

                           Directors

Name                                                 Business Address
________________________________________________________________________

Arthur Oleen Dummer                                  955 East Pioneer Road
                                                     Draper, UT 84020-9334

Dr. Shelby Miller Elliott                            3603 Broadmoor
                                                     Pasadena, TX 77505

George Richard Ferdinandtsen                         President, Chief Operating Officer
                                                     American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, TX 77550

Frances Anne Moody-Dahlberg                          The Moody Foundation
                                                     Highland Park Place
                                                     4515 Cole Avenue LB 34, Suite 500
                                                     Dallas, TX 75205

Robert Lee Moody                            Chairman of the Board and
                                                     Chief Executive Officer
                                                     2302 Postoffice, Suite 702
                                                     Galveston, TX 77550

Russell Shearn Moody                                 American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, TX 77550

William Lewis Moody, IV                     2302 Postoffice, Suite 502
                                                     Galveston, TX 77550

James Daniel Yarbrough                      Galveston County Judge
                                                     722 Moody
                                                     Galveston, TX 77550

Frank Pieri Williamson                               301 Barracuda
                                                     Galveston, TX 77550

Officers

Name                                                 Office
________________________________________________________________________

James Edward Pozzi                                   Senior  Executive  Vice  President,  Corporate  Planning,  Systems
                                                     Life Administration

Ronald Jay Welch                                     Senior   Executive  Vice   President,   Chief  Actuary  and  Chief
                                                     Corporate Risk Management Officer

David Alan Behrens                                   Executive Vice President, Independent Marketing

Billy Joe Garrison                                   Executive  Vice  President,  Director  of  Career  Sales & Service
                                                     Division

Michael Wade McCroskey *                             Executive Vice President and Treasurer

Gregory Victor Ostergren                             Executive Vice President, Director of Multiple Line
                                                     1949 East Sunshine
                                                     Springfield, MO 65899

Dwain Allen Akins                                    Senior Vice  President,  Corporate  Compliance,  Chief  Compliance
                                                     Officer Variable Insurance Products

Johnny David Johnson                                 Senior Vice President and Chief Information Officer

Stephen Edward Pavlicek                              Senior Vice President and Chief Financial Officer

Albert Louis Amato, Jr.                              Senior Vice President, Life Insurance Administration

Scott Frankie Brast                                  Senior Vice President, Real Estate/Mortgage Loan Investments
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Frank Vincent Broll, Jr.                             Senior Vice President and Actuary

Gordon Dennis Dixon *                                Senior Vice President, Securities Investments

Bernard Stephen Gerwel                               Senior  Vice  President,  Chief  Multiple  Line  Exclusive  Agency
                                                     Administrative Officer
                                                     1949 East Sunshine
                                                     Springfield, MO 65899

Rex David Hemme                                      Senior Vice President and Actuary

Bruce Murray LePard                                  Senior Vice President, Human Resources

James Walter Pangburn                                Senior Vice President, Credit Insurance Division

Ronald Clark Price                                   Senior Vice  President,  Multiple Line Chief  Marketing  Officer -
                                                     Career Life Agencies

Steven Harvey Schouweiler                            Senior Vice President, Health Insurance Operations

John Mark Flippin                                    Secretary

Julian Antkowiak                                     Vice President, Director, Computing Division

William Frankliln Carlton                            Vice President and Controller

Thomas Anthony Carpentier                            Vice President, Credit Insurance/Special Markets
                                                     2911 South Shore Blvd., Suite 130
                                                     League City, TX 77573

James Arthur Collura                                 Vice  President,  Chief Life  Marketing  Officer -  Multiple  Line
                                                     Exclusive Agency

Richard Thomas Crawford                              Vice   President   and  Assistant   Controller,   Cash  &  Expense
                                                     Management Division

George Clayton Crume                                 Vice President, Brokerage Sales

Douglas Alton Culp                                   Vice President, Financial Institution

Steven Lee Dobbe                                     Vice President, Broker Dealer Marketing

Debbie Stem Fuentes                                  Vice President, Health Claims

Franklin James Gerren                                Vice President, Payroll Deduction

Joseph Fant Grant, Jr.                               Vice President, Group Actuary

Charles Jordan Jones                                 Vice President, Health Underwriting/New Business

Dwight Diver Judy                                    Vice President, Financial Marketing
                                                     2911 South Shore Blvd., Suite 130
                                                     League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.                        Vice President and Medical Director

Robert Jay Kirchner                                  Vice President, Real Estate Investments
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Brenda Thomas Koelemay                               Vice President and Associate Corporate Treasurer

Doris Lanette Leining                                Vice President, Life New Business

Anne Marie LeMire                                    Vice President, Fixed Income

George Arthur Macke                                  Vice President, General Auditor

Bradley Wayne Manning                                Vice President, Life Claims

Edwin Vince Matthews, III                            Vice President, Mortgage Loan Production

Dixie Nell McDaniel                                  Vice President, Career Sales & Service Division Administration

Meredith Myron Mitchell                              Vice President, Director of Life/Annuity Systems

John Oliver Norton                                   Vice President and Actuary

Edward Bruce Pavelka                                 Vice President, Life Policy Administration

William Corley Ray                                   Vice  President,  Market  Training and  Development  Multiple Line
                                                     Exclusive Agency

Robert Walter Schefft                                Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci                             Vice President and Actuary

James Truitt Smith                                   Vice President, Pension Sales

James Patrick Stelling                               Vice President, Group/Health Compliance

Jonathan Mark Studer                                 Vice President and Actuary

William Henry Watson, III                            Vice President, Chief Health Actuary

George Ward Williamson                               Vice  President,   Assistant  Director,  Career  Sales  &  Service
                                                     Division

Jimmy Lynn Broadhurst                                Asst. Vice President, Director Individual Health/Group Systems

John Thomas Burchett                                 Asst. Vice President, Accounting Control

Joseph James Cantu                                   Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco                                   Asst. Vice President, Director of Advanced Life Sales

Donna Lynn Daulong                                   Asst. Vice President, Expense Management Administration

Nancy Maureen Day                                    Asst. Vice President, Pension Administration

John Darrell Ferguson                                Asst. Vice President, Creative Services

Denny Walton Fisher, Jr.                             Asst. Vice President, Mortgage Loan Production
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Douglas Neal Fullilove                               Asst. Vice President, Director, Agents Employment

Barbara Jean Huerta                                  Asst.  Vice  President,  Director  of  Application  Development  -
                                                     Financial and Administrative Systems

Deborah Kay Janson                                   Asst. Vice President, Corporate Research

Kenneth Joseph Juneau                                Asst. Vice President, Advisory Systems Engineer

Carol Ann Kratz                                      Asst. Vice President, Human Resources

Larry Edward Linares                                 Asst. Vice President, Tax

James Brian McEniry                                  Asst. Vice President, Director of Telecommunications

Katherine Sue Meisetschlaeger                        Asst. Vice President, Staff Systems Engineer-Product Development

Eligio Alec Mendez                                   Asst. Vice President, Director of Computing Systems

Zeb Marshall Miller, III                             Asst. Vice President, Health Administration

Michael Scott Nimmons                                Asst. Vice President,  Associate General Auditor,  Corporate Audit
                                                     Services

Ronald Joseph Ostermayer                             Asst.  Vice  President,  Director  Health Systems  Administration,
                                                     HIPPA Security Officer

Michael Christopher Paetz                            Asst. Vice President, Group and MGU Operations

Raymond Edward Pittman, Jr.                          Asst. Vice President, Director of Marketing/Career Development

Judith Lynne Regini                                  Asst.  Vice  President,  Corporate  Compliance,  Chief  Compliance
                                                     Officer Anti-Money Laundering

Wayne Allen Smith                                    Asst. Vice President, Corporate Planning

Morris Joseph Soler                                  Asst. Vice President, HIPPA Privacy Officer

Clarence Ellsworth Tipton                            Asst. Vice President and Assistant Actuary

James Alexander Tyra                                 Asst. Vice President, Life Insurance Systems

Emerson Voth Unger                                   Asst. Vice President, National Business Development Executive

John Oliver Norton                                   Actuary

Richard Morris Williams                              Asst. Vice President and Actuary

Jeanette Elizabeth Cernosek                          Assistant Secretary

Victor John Krc                                      Assistant Treasurer

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant,  American  National  Variable Annuity  Separate  Account,  is a separate  account of American  National
Insurance  Company,  a Texas insurance  company.  In addition,  American National Insurance Company has three (3) other separate  accounts,  American  National  Variable Life Separate Account and American  National  Insurance Company Group
Unregistered  Annuity Separate Account,  and American National Insurance Company Separate Account for Retirement Plans.
The Libbie  Shearn  Moody Trust owns  approximately  37.22% of the  outstanding  stock of American  National  Insurance
Company.  The Moody Foundation,  which has a 75% contingent  remainder  interest in the Libbie Shearn Moody Trust, owns approximately 23.22% of the outstanding stock of American National Insurance Company.

The  Trustees of The Moody  Foundation  are Mrs.  Frances  Anne  Moody-Dahlberg,  Robert L. Moody,  Sr. and Ross Rankin
Moody.  Robert L. Moody,  Sr. is a life income  beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board,
Director and Chief Executive  Officer of American  National  Insurance  Company.  Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance  Company,  a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody  National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which,  in the aggregate, own  approximately  46.53% of the  outstanding  stock of  American  National  Insurance  Company.  Moody  Bank  Holding
Company,  Inc. owns  approximately  97.8% of the outstanding shares of Moody National Bank. Moody Bank Holding Company,
Inc. is a wholly owned  subsidiary of Moody  Bancshares,  Inc. The Three R Trusts,  trusts  created by Robert L. Moody,
Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody  Foundation  owns 34.0% and the Libbie  Shearn  Moody  Trust owns 52.2% of the  outstanding  stock of Gal-Tex
Hotel  Corporation,  a Texas  corporation.  Gal-Tex Hotel Corporation  directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

                  1859 Beverage Company                       Gal-Tex Woodstock, Inc.
                  1859 Historic Hotels, Ltd.                  Kentucky Landmark Hotels, LLC
                  Colorado Landmark Hotels, LLC               LHH Hospitality, Inc.
                  Gal-Tenn Hotel Corporation                  Virginia Landmark Hotels, LLC

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  121 Village, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  AN Stonebriar, Ltd. owns a 33% limited partnership interest.

Entity:  Alternative Benefit Management, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all of the outstanding common stock.

Entity:  American National County Mutual Insurance Company.

Entity Form:  A Texas insurance company.

Ownership or Other Basis of Control: Managed by American National Insurance Company.

Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.

Entity Form: A Mexico insurance company.

Ownership  or Other  Basis of  Control:  ANMEX  International,  Inc.  owns a 99.9%  interest,  and ANMEX  International
Services, Inc. owns a 0.10% interest.

Entity:  American National of Delaware Corporation.

Entity Form:  A Delaware corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation.

Entity Form: A Texas corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation (Delaware).

Entity Form: A Delaware corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation (Nevada).

Entity Form: A Nevada corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National General Insurance Company.

Entity Form: A Missouri insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  American National Insurance Service Company.

Entity Form: A Missouri corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: American National Investment Accounts, Inc.

Entity Form: A Maryland corporation

Ownership or Other Basis of Control:  Investment  Advisory  Agreement with  Securities  Management and Research,  Inc.
Also,  Securities  Management and Research,  Inc. and American National Insurance Company own the outstanding stock of the Company.

Entity:  American National Life Holdings, Inc.

Entity Form:  A Nevada corporation.

Ownership  or  Other  Basis of  Control:  American  National  Insurance  Company  owns all  outstanding  common  stock;
Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of Texas.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Lloyds Insurance Company.

Entity Form:  A Texas insurance company.

Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.

Entity:  American National Promotora de Ventas, S.A. de C.V.

Entity Form: A Mexico company.

Ownership  or  Other  Basis  of  Control:  ANMEX  International  Services,  Inc.  owns  a  99.9%  interest,  and  ANMEX
International, Inc. owns a 0.10% interest.

Entity:  American National Property and Casualty Company.

Entity Form: A Missouri insurance company.

Ownership or Other Basis of Control:  Wholly  owned  subsidiary  of American  National  Property  and Casualty  Holding
Company, LLC.

Entity: American National Property and Casualty Holdings, Inc.

Entity Form: A Delaware corporation.

Ownership or Other Basis of Control:  American  National  Insurance  Company owns all  outstanding  common  stock,  and
Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  ANDV 97, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Anford Pinnacle, LP.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:  ANH20, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANREM Corporation.

Entity:  ANIND TX, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANDV 97, Inc.

Entity:  ANMEX International, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  ANMEX International Services, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  ANPAC General Agency of Texas.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Louisiana Insurance Company.

Entity Form: A Louisiana corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, L.P.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle 99, Inc.  owns a 99% limited  partnership  interest;  ANIND TX, Inc. owns a
1% general partnership interest.

Entity: ANREINV, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

Entity:  ANREM Corporation.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity: AN Stonebriar, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANREINV, Inc. is a 2% general partner; Eagle AN, L.P. is 98% limited partner.

Entity:  ANTAC, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: AN/WRI Partnership, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: Arlington Capital Partners.

Entity Form: A limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity: Bayport II Mountain West Houston, LLC.

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity: Beltway/Antoine Business Center, Phase I.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: Black Diamond Capital Partners.

Entity Form: A limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity: Cedar Crossing Mountain West Houston LLC.

Entity Form: A Colorado limited liability company.

Ownership or Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity:  Comprehensive Investment Services, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  E&S Direct, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control:  Wholly owned subsidiary of Garden State Life Insurance Company

Entity:  Eagle 99, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Eagle AN, L. P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership  interest,  and ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle Ind., L. P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest,  and
ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle/WHTV, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 92.85% limited partnership interest.

Entity: Farm Family Casualty Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Farm Family Financial Services, Inc.

Entity Form: A New York corporation.

Ownership of Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Farm Family Life Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

 Entity:  Forest View Limited Partnership.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:  Galveston Island Water Park, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  ANH2O owns a 1% general  partnership  interest,  and Preston 121  Partners,  Ltd.
owns a 59% limited partnership interest.

Entity:  Garden State Life Insurance Company.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: Germann Road Land Development, LLC.

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 30.3% limited partnership interest.

Entity: Hicks, Muse, Tate & Furst Equity Fund III, L.P.

Entity Form: A Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  Hicks, Muse, Tate & Furst Equity Fund IV, L.P.

Entity Form: A Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  Kearns Building Joint Venture.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

Entity:  Lawyers Title of Galveston.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns 50% of the outstanding stock.

Entity: Lexington Capital Partners VI-A, LP.

Entity Form: A Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity: Lincolnshire Equity Fund, L.P.

Entity Form: A Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity: Lincolnshire Equity Fund II, L.P.

Entity Form: A Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity: MRPL Retail Partners, Ltd. (Shops at Bella Terra).

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: MWBP, LLC.

Entity Form:  A Colorado limited liability company.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity: Newington-Berlin Retail LLC.

Entity Form: A Connecticut limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity:  Pacific Property and Casualty Company.

Entity Form: A California corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  PCO Battery Brooke Parkway, LP.

Entity Form:  A Virginia limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Carolina Pines, LP.

Entity Form: A South Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Corporate Drive Limited Partnership.

Entity Form: A North Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Jenkins Brothers Road, LP.

Entity Form: A South Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND, TX, Inc. owns a 1% interest.

Entity:  PCO Kent Drive, LP.

Entity Form: A Georgia limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Nashville, LP.

Entity Form: A Tennessee limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND, TX, Inc. owns a 1% interest.

Entity: PCO Northfork, LP.

Entity Form: A Tennessee limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Omnicron Court, LP.

Entity Form: A Kentucky limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Watkins Road, LP.

Entity Form: A North Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  Preston 121 Partners, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  ANIND TX, Inc. owns a 2% general  partnership  interest and Eagle AN, L.P. owns a
98% limited partnership interest.

Entity: Pro Terra Realty Fund, Ltd.

Entity Form: A limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 6.462% limited partnership interest.

Entity: R.A.A.B. of W. Va., Inc.

Entity Form: A West Virginia corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:  Rural Agency and Brokerage, Inc.

Entity Form: A New York corporation.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.

Entity Form: A Massachusetts corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form: A New Hampshire corporation.

Ownership or Other Basis of Control: Rural Agency and Brokerage, Inc. owns a 25% interest.

Entity:  Rutledge Partners, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 26% limited partnership interest.

Entity: Securities Management and Research, Inc.

Entity Form:  A Florida corporation - a registered broker-dealer and investment adviser.

Ownership or Other Basis of Control: Wholly-owned subsidiary of American National Insurance Company.

Entity:  Servicios de Administracion American National, S.A. de C.V.

Entity Form: A Mexico company.

Ownership  or  Other  Basis  of  Control:  ANMEX  International  Services,  Inc.  owns  a  99.9%  interest,  and  ANMEX
International, Inc. owns a 0.10% interest.

Entity:  SM&R Investments, Inc.

Entity Form:  A Maryland corporation - registered investment company.

Ownership or Other Basis of Control:  Investment  Advisory  Agreement with  Securities  Management  and Research,  Inc.
Also,  the Company  consists of seven (7) different  series.  Securities  Management  and  Research,  Inc. and American
National  Insurance Company own shares in certain series.  Various  subsidiaries of American National Insurance Company own stock in the Primary Fund and the Money Market Fund.

Entity:  South Shore Harbour Development, Limited.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  ANTAC,  Inc. owns a 95% limited  partnership  interest and ANREM Corp.  owns a 5%
general partnership interest.

Entity:  Standard Life and Accident Insurance Company.

Entity Form: An Oklahoma insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Standard Plus, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company.

Entity:  Starvest Partners, L.P.

Entity Form: A Delaware Limited Partnership.

Ownership or Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity: TCV IV, L.P.

Entity Form: A Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity: Thomas Weisel Capital Partners, L.P.

Entity Form: A limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity: Timbermill, Ltd.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.

Entity: Town and Country Joint Venture.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: ANDV 97, Inc. owns a 68.65% limited partnership interest.

Entity:  United Farm Family Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of 4/1/2008, there were 285 owners of the Contracts covered by this Registration Statement.

ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

       "American  National  agrees to indemnify SM&R for any liability that SM&R may incur to a Contract Owner or  party-in-interest  under a Policy (i)  arising  out of any act or  omission in the course of, or in connection  with,  rendering  services  under this  Agreement,  or (ii)  arising  out of the  purchase, retention or surrender of a Policy;  provided,  however, that American National will not indemnify SM&R for any such  liability  that results from the willful  misfeasance,  bad faith or gross  negligence of
       SM&R,  or from the  reckless  disregard,  by SM&R,  of its duties and  obligations  arising  under this
       Agreement."

The officers and directors of American  National are indemnified by American  National in the American National By-laws for liability  incurred by reason of the officer and directors  serving in such capacity.  This  indemnification  would cover liability arising out of the Variable Annuity sales of American National.

Insofar as  indemnification  for  liability  arising  under the  Securities  Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public policy  as  expressed  in the Act and is,  therefore,  unenforceable.  In the event  that a claim  for  indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director,  officer or controlling  person of the Registrant in the  successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being registered,  the Registrant will, unless in the  opinion of its  counsel  the matter has been  settled  by  controlling  precedent,  submit to a court of appropriate  jurisdiction the question of whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as investment adviser to:

       (i) SM&R  Investments,  Inc.,  consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R
       Alger  SmallCap Fund,  SM&R Alger Growth Fund,  SM&R Growth Fund,  SM&R Equity Income Fund,  SM&R Balanced Fund,
       SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund.

       (ii) American National Investment Accounts,  Inc., American National Growth Portfolio,  American National Equity
       Income  Portfolio,  American  National Balanced  Portfolio,  American National Money Market Portfolio,  American
       National  High  Yield Bond  Portfolio,  American  National  International  Stock  Portfolio,  American  National
       Small-Cap/Mid Cap Portfolio, and American National Government Bond Portfolio.

       (iii) Securities  Management and Research,  Inc. also serves as principal  underwriter to the American  National
       Variable Annuity Separate Account.

(b)     The  Registrant's  principal  underwriter  is Securities  Management  and Research,  Inc. The following are the officers and directors of Securities Management and Research, Inc.
Name	Position	Principal Business Address
David A. Behrens	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Gordon D. Dixon	Director Senior Vice President, Chief Investment Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
G. Richard Ferdinandtsen	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550
R. Eugene Lucas	Director	Gal-Tex Hotel Corporation 2302 Postoffice Street, Suite 504 Galveston, Texas 77550
Michael W. McCroskey	Director, President, Chief Executive Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Teresa E. Axelson	Vice President, Secretary Chief Compliance Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Brenda T. Koelemay	Vice President, Treasurer Chief Administrative and Financial Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
T.Brett Harrington	Vice President, Fund Marketing	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Ronald C. Price	Sr. Vice President	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Andrew R. Duncan	Vice President, Derivatives Strategies & Alternative Investments	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Anne M. LeMire	Vice President, Head of Fixed Income	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
John S. Maidlow	Vice President, Head Portfolio Management	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Vicki R. Douglas	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Steven Douglas Geib	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Sally F. Praker	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Michele S. Lord	Assistant Secretary	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
(c) Compensation from the Registrant:

   ------------------- ---------------------- ---------------------------- ------------------- -----------------------
          (1)                   (2)                       (3)                     (4)                   (5)
   Name of Principal     Net Underwriting       Compensation on Events         Brokerage         Other Compensation
      Underwriter          Discounts and       Occasioning the Deduction      Commissions
                            Commissions        of a Deferred Sales Load
   ------------------- ---------------------- ---------------------------- ------------------- -----------------------
   ------------------- ---------------------- ---------------------------- ------------------- -----------------------
   Securities               $5,439,002                    N/A                     N/A                   N/A
   Management &
   Research, Inc.
   ------------------- ---------------------- ---------------------------- ------------------- -----------------------

ITEM 30. LOCATIONS OF ACCOUNTS AND RECORDS

All accounts,  books and other  documents  required to be maintained by Section 31(a) of the Investment  Company Act of
1940 and the Rules  promulgated  thereunder will be maintained at the offices of American National  Insurance  Company,
One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS

(a)      Regisrant  undertakes to file a post-effective  amendment to this  registration  statement as frequently as is necessary to ensure that the audited financial  statements in the registration  statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity  Contracts may be accepted.
(b)      Registrant  undertakes  to  include  as  part  of any  application  to  purchase  a  Contract  offered  by the
         Prospectus, a space that an applicant can check to request a Statement of Additional Information.
(c)      Registrant  undertakes  to deliver any  Statement  of  Additional  Information  and any  financial  statements required to be made available under this form upon written request or oral request.
(d)      The Registrant  hereby  represents  that it is relying upon a No Action Letter issued to the American  Council of Life  Insurance  dated  November  28, 1988  (Commission  ref.  IP-6-88)  and that the  following provisions have been complied with:
1.       Include appropriate  disclosure regarding the redemption  restrictions imposed by Section 403 (b) (11) in each registration statement,  including the Prospectus,  used in connection with the offer of the
                           Contract.
2.       Include  appropriate  disclosure  regarding  the  redemption  restrictions  imposed by Section (b) (11) in any sales literature in connection with the offer of the Contract;
3.       Instruct sales  representatives  who solicit  participants to purchase the Contract  specifically to bring the redemption  restrictions  imposed by Section  403(b)(11)to  the  attention of the  potential participants.
4.       Obtain from each Plan  Participant who purchases a Section 403 (b) annuity  Contract,  prior to or at the time of such purchase,  a signed statement  acknowledging the Participant's  understanding of (1)
                           the  restrictions  on redemption  imposed by Section  403(b)(11),  and (2) other  investment alternatives  available  under  the  employer's  Section  403(b)  arrangement  to which  the
                           Participant may elect to transfer his Contract value.
              (e)  Representation  pursuant  to  Section  26(e)(2)(A).   American  National  Insurance  Company  hereby
                    represents that the fees and charges deducted under the Contracts  described in the  post-effective amendment  are,  in the  aggregate,  reasonable  in  relationship  to the  services  rendered,  the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

                    Signatures

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment  Company Act of 1940,
                    the Registrant hereby files this registration  statement under Rule 485(b) under the Securities Act and has duly  caused this  registration  statement  to be signed on its behalf by the  undersigned, duly authorized in the City of Galveston and the State of Texas on the 30th day of April, 2008.

                                                    AMERICAN NATIONAL INSURANCE COMPANY

                                                  BY: American National Insurance Company

                                                          By /s/ Robert L. Moody
                                                              Robert L. Moody
                                                           Chairman of the Board
                                                                    and
                                                          Chief Executive Officer

                                                     By: /s/ G. Richard Ferdinandsten
                                                         G. Richard Ferdinandsten
                                                                 President
                                                          Chief Operating Officer

                                                    AMERICAN NATIONAL INSURANCE COMPANY
                                                                (Depositor)
                                                          By /s/ Robert L. Moody
                                                              Robert L. Moody
                                                           Chairman of the Board
                                                                    and
                                                          Chief Executive Office

                                                     By: /s/ G. Richard Ferdinandsten
                                                         G. Richard Ferdinandsten
                                                                 President
                                                          Chief Operating Officer

                    Attest By:  /s/ J. Mark Flippin
                    J. Mark Flippin

                    As required by the Securities Act of 1933, this amended  registration  statement has been signed by the following persons in their capacities on the 30th day of April, 2008.

                    Name                                                                Title
                    Stephen E. Pavlicek                                Senior Vice President and Chief Financial Officer
                                                                       (Principal Financial Officer)
                    William F. Carlton                                 Vice President and Controller)
                                                                       (Principal Accounting Officer)
                    Robert L Moody                                     Director, Chairman of the Board and Chief
                                                                       Executive Officer
                    G. Richard Ferdinandsten                           Director, President and Chief Operating Officer
                    Arthur O. Dummer                                   Director
                    Dr. Shelby M. Elliott                              Director
                    Frances Anny Moody-Dahlberg                        Director
                    Russell S. Moody                                   Director
                    W.L. Moody, IV                                     Director
                    Frank P. Williamson                                Director
                    James D. Yarbrough                                 Director
Form 4872 Rev. 4-08